UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02729
Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Government & Agency Portfolio
Institutional Class: AGPXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Institutional Class)	$16	0.16%
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$74,114,847,887
Total number of portfolio holdings	156
Total advisory fees paid	$68,164,666
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	55.1%
8-30	1.8%
31-60	5.0%
61-90	7.7%
91-180	12.0%
181+	18.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-AR-INST
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Private Investment Class: GPVXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Private Investment Class)	$47	0.46%
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$74,114,847,887
Total number of portfolio holdings	156
Total advisory fees paid	$68,164,666
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	55.1%
8-30	1.8%
31-60	5.0%
61-90	7.7%
91-180	12.0%
181+	18.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-AR-PRV
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Personal Investment Class: AGSXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Personal Investment Class)	$72	0.71%
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$74,114,847,887
Total number of portfolio holdings	156
Total advisory fees paid	$68,164,666
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	55.1%
8-30	1.8%
31-60	5.0%
61-90	7.7%
91-180	12.0%
181+	18.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-AR-PER
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Cash Management Class: AGMXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Cash Management Class)	$25	0.24%
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$74,114,847,887
Total number of portfolio holdings	156
Total advisory fees paid	$68,164,666
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	55.1%
8-30	1.8%
31-60	5.0%
61-90	7.7%
91-180	12.0%
181+	18.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-AR-CM
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Reserve Class: AGVXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Reserve Class)	$105	1.03%
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$74,114,847,887
Total number of portfolio holdings	156
Total advisory fees paid	$68,164,666
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	55.1%
8-30	1.8%
31-60	5.0%
61-90	7.7%
91-180	12.0%
181+	18.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-AR-RSV
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Resource Class: AGOXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Resource Class)	$33	0.32%
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$74,114,847,887
Total number of portfolio holdings	156
Total advisory fees paid	$68,164,666
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	55.1%
8-30	1.8%
31-60	5.0%
61-90	7.7%
91-180	12.0%
181+	18.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-AR-RSC
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Corporate Class: AGCXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Corporate Class)	$19	0.19%
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$74,114,847,887
Total number of portfolio holdings	156
Total advisory fees paid	$68,164,666
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	55.1%
8-30	1.8%
31-60	5.0%
61-90	7.7%
91-180	12.0%
181+	18.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-AR-CORP
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
CAVU Securities Class: CVGXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (CAVU Securities Class)	$16	0.16%
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$74,114,847,887
Total number of portfolio holdings	156
Total advisory fees paid	$68,164,666
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	55.1%
8-30	1.8%
31-60	5.0%
61-90	7.7%
91-180	12.0%
181+	18.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-AR-CAVU
Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio
Premier Class: AGIXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Premier Class)	$12	0.12%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$74,114,847,887
Total number of portfolio holdings	156
Total advisory fees paid	$68,164,666
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	55.1%
8-30	1.8%
31-60	5.0%
61-90	7.7%
91-180	12.0%
181+	18.4%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-GAP-AR-PMR
Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio
Institutional Class: TSPXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,394,415,955
Total number of portfolio holdings	41
Total advisory fees paid	$1,407,082
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	6.5%
8-30	28.5%
31-60	36.7%
61-90	5.1%
91-180	7.7%
181+	15.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-AR-INST
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Private Investment Class: TXPXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Private Investment Class)	$44	0.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,394,415,955
Total number of portfolio holdings	41
Total advisory fees paid	$1,407,082
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	6.5%
8-30	28.5%
31-60	36.7%
61-90	5.1%
91-180	7.7%
181+	15.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-AR-PRV
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Personal Investment Class: TSSXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Personal Investment Class)	$74	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,394,415,955
Total number of portfolio holdings	41
Total advisory fees paid	$1,407,082
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	6.5%
8-30	28.5%
31-60	36.7%
61-90	5.1%
91-180	7.7%
181+	15.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-AR-PER
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Cash Management Class: TSMXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Cash Management Class)	$27	0.26%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,394,415,955
Total number of portfolio holdings	41
Total advisory fees paid	$1,407,082
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	6.5%
8-30	28.5%
31-60	36.7%
61-90	5.1%
91-180	7.7%
181+	15.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-AR-CM
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Reserve Class: TSVXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Reserve Class)	$107	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,394,415,955
Total number of portfolio holdings	41
Total advisory fees paid	$1,407,082
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	6.5%
8-30	28.5%
31-60	36.7%
61-90	5.1%
91-180	7.7%
181+	15.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-AR-RSV
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Resource Class: TSRXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Resource Class)	$35	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,394,415,955
Total number of portfolio holdings	41
Total advisory fees paid	$1,407,082
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	6.5%
8-30	28.5%
31-60	36.7%
61-90	5.1%
91-180	7.7%
181+	15.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-AR-RSC
Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio
Corporate Class: TACXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Corporate Class)	$21	0.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,394,415,955
Total number of portfolio holdings	41
Total advisory fees paid	$1,407,082
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	6.5%
8-30	28.5%
31-60	36.7%
61-90	5.1%
91-180	7.7%
181+	15.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TAP-AR-CORP
Invesco Treasury Obligations Portfolio

Invesco Treasury Portfolio
Institutional Class: TRPXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$42,218,686,628
Total number of portfolio holdings	56
Total advisory fees paid	$48,179,754
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	61.9%
31-60	1.8%
61-90	7.1%
91-180	7.6%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-AR-INST
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Private Investment Class: TPFXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Private Investment Class)	$49	0.48%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$42,218,686,628
Total number of portfolio holdings	56
Total advisory fees paid	$48,179,754
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	61.9%
31-60	1.8%
61-90	7.1%
91-180	7.6%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-AR-PRV
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Personal Investment Class: TRSXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Personal Investment Class)	$74	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$42,218,686,628
Total number of portfolio holdings	56
Total advisory fees paid	$48,179,754
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	61.9%
31-60	1.8%
61-90	7.1%
91-180	7.6%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-AR-PER
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Cash Management Class: TRMXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Cash Management Class)	$27	0.26%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$42,218,686,628
Total number of portfolio holdings	56
Total advisory fees paid	$48,179,754
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	61.9%
31-60	1.8%
61-90	7.1%
91-180	7.6%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-AR-CM
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Reserve Class: TREXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Reserve Class)	$107	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$42,218,686,628
Total number of portfolio holdings	56
Total advisory fees paid	$48,179,754
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	61.9%
31-60	1.8%
61-90	7.1%
91-180	7.6%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-AR-RSV
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Resource Class: TRRXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Resource Class)	$35	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$42,218,686,628
Total number of portfolio holdings	56
Total advisory fees paid	$48,179,754
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	61.9%
31-60	1.8%
61-90	7.1%
91-180	7.6%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-AR-RSC
Invesco Treasury Portfolio

Invesco Treasury Portfolio
Corporate Class: TYCXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Corporate Class)	$21	0.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$42,218,686,628
Total number of portfolio holdings	56
Total advisory fees paid	$48,179,754
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	61.9%
31-60	1.8%
61-90	7.1%
91-180	7.6%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-AR-CORP
Invesco Treasury Portfolio

Invesco Treasury Portfolio
CAVU Securities Class: CVTXX
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (CAVU Securities Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$42,218,686,628
Total number of portfolio holdings	56
Total advisory fees paid	$48,179,754
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	61.9%
31-60	1.8%
61-90	7.1%
91-180	7.6%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-STIT-TSY-AR-CAVU
Invesco Treasury Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended August 31, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024

Audit Fees	$ 74,834	$ 65,898
Audit-Related Fees(1)	$ 0	$ 6,727
Tax Fees(2)	$ 39,712	$ 71,024
All Other Fees	$ 0	$ 0
Total Fees	$ 114,546	$ 143,649
(1)	Audit-Related Fees for fiscal year ended 2024 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,177,000	$ 1,121,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,177,000	$ 1,121,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,681,000 for the fiscal year ended August 31, 2025 and $6,608,000 for the fiscal year ended August 31, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,897,712 for the fiscal year ended August 31, 2025 and $7,800,024 for the fiscal year ended August 31, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
August 31, 2025
Cash Management Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Approval of Investment Advisory and Sub-Advisory Contracts
35	Tax Information
36	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-33.62%
U.S. Treasury Bills-16.90%(a)
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	$770,000	$767,338,310
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	844,226,809
U.S. Treasury Bills	4.21%	11/06/2025	500,000	496,182,085
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	544,440,111
U.S. Treasury Bills	4.10%	12/16/2025	500,000	494,037,500
U.S. Treasury Bills	4.06%	01/02/2026	300,000	295,905,125
U.S. Treasury Bills	4.06%	02/05/2026	900,000	884,378,500
U.S. Treasury Bills	4.05%	02/12/2026	500,000	490,957,220
U.S. Treasury Bills	4.03%	02/19/2026	500,000	490,630,624
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	492,991,542
U.S. Treasury Bills	4.09%-4.13%	05/14/2026	396,000	384,852,392
U.S. Treasury Bills	4.08%	06/11/2026	200,000	193,804,658
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	753,452,867
				7,133,197,743
U.S. Treasury Floating Rate Notes-14.58%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	500,000	500,005,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.33%	07/31/2026	360,000	360,132,999
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	713,000	713,587,497
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	1,882,000	1,882,141,983
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	1,850,000	1,850,343,667
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	850,000	850,000,002
				6,156,211,602
U.S. Treasury Notes-2.14%
U.S. Treasury Notes	4.88%	05/31/2026	250,000	251,630,388
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,340,004
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,680,180
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,491,802
				903,142,374
Total U.S. Treasury Securities (Cost $14,192,551,719)				14,192,551,719
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-33.62% (Cost $14,192,551,719)				14,192,551,719
			Repurchase Amount
Repurchase Agreements-66.78%(c)
ABN AMRO Bank N.V., agreement dated 08/29/2025, maturing value of $250,120,278 (collateralized by U.S. Treasury obligations valued at $255,000,063; 0.38% - 4.88%; 05/15/2026 - 11/15/2034)	4.33%	09/02/2025	250,120,278	250,000,000
Bank of Nova Scotia, agreement dated 08/29/2025, maturing value of $550,264,611 (collateralized by U.S. Treasury obligations valued at $561,000,014; 0.00% - 5.38%; 10/15/2025 - 05/15/2054)	4.33%	09/02/2025	550,264,611	550,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(d)(e)	4.42%	09/02/2025	$490,240,644	$490,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(d)(e)	4.43%	09/02/2025	1,055,519,294	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,689,889 (collateralized by U.S. Treasury obligations valued at $1,428,000,016; 0.13% - 4.25%; 02/28/2031 - 04/30/2032)(d)(e)	4.44%	09/02/2025	1,400,689,889	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(d)(e)	4.44%	09/02/2025	1,000,493,333	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(d)(e)	4.44%	09/02/2025	550,271,333	550,000,000
BofA Securities, Inc., term agreement dated 07/01/2025, maturing value of $500,242,778 (collateralized by U.S. Treasury obligations valued at $510,000,041; 1.00% - 6.63%; 11/30/2025 - 05/15/2049)(d)	4.37%	09/02/2025	500,242,778	500,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	501,268,750	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.00% - 4.75%; 09/04/2025 - 02/15/2055)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	500,240,556	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	990,476,300	990,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	2,251,082,500	2,250,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	3,926,888,361	3,925,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(f)	4.30%	11/07/2025	198,023,650	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(f)	4.35%	09/04/2025	$500,060,417	$500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(f)	4.30%	10/29/2025	950,113,472	950,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 08/27/2025, maturing value of $1,400,169,944 (collateralized by U.S. Treasury obligations valued at $1,428,000,027; 0.00% - 4.75%; 10/21/2025 - 08/15/2054)(e)(f)	4.37%	09/03/2025	1,400,169,944	1,400,000,000
Goldman Sachs & Co., agreement dated 08/29/2025, maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0.00% - 4.50%; 05/15/2033 - 05/15/2044)	4.33%	09/02/2025	1,000,481,111	1,000,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	100,086,924	100,001,756
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	795,589,500	794,912,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/29/2025, maturing value of $942,687,912 (collateralized by U.S. Treasury obligations valued at $960,555,049; 0.00% - 4.75%; 06/30/2030 - 08/15/2054)	4.35%	09/02/2025	942,687,912	942,232,500
RBC Dominion Securities Inc., agreement dated 08/29/2025, maturing value of $500,240,556 (collateralized by U.S. Treasury obligations valued at $510,245,371; 0.00% - 4.75%; 10/02/2025 - 02/15/2055)	4.33%	09/02/2025	500,240,556	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	300,412,450	290,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	306,424,039	295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	770,155,000	750,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	1,000,851,667	1,000,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	212,941,425	212,839,026
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	774,692,371	774,311,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	$774,051,049	$773,955,810
Total Repurchase Agreements (Cost $28,193,252,830)				28,193,252,830
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $42,385,804,549)				42,385,804,549
OTHER ASSETS LESS LIABILITIES-(0.40)%				(167,117,921)
NET ASSETS-100.00%				$42,218,686,628
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-20.25%
U.S. Treasury Bills-19.24%(a)
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	$947,000	$943,717,199
U.S. Treasury Bills	4.08%	10/09/2025	625,000	622,369,792
U.S. Treasury Bills	4.19%	10/14/2025	250,000	248,777,625
U.S. Treasury Bills	4.15%	10/16/2025	460,000	457,665,500
U.S. Treasury Bills	4.22%	10/21/2025	1,375,000	1,366,986,927
U.S. Treasury Bills	4.28%	10/30/2025	100,000	99,328,056
U.S. Treasury Bills	4.17%	11/06/2025	525,000	521,022,927
U.S. Treasury Bills	4.21%-4.22%	11/12/2025	1,415,000	1,403,210,200
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	1,075,000	1,065,983,309
U.S. Treasury Bills	4.38%	11/28/2025	800,000	791,806,222
U.S. Treasury Bills	4.17%-4.18%	12/02/2025	450,000	445,263,022
U.S. Treasury Bills	4.15%	12/09/2025	475,000	469,657,438
U.S. Treasury Bills	4.07%	01/02/2026	400,000	394,533,333
U.S. Treasury Bills	4.05%-4.07%	02/05/2026	1,650,000	1,621,371,486
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	1,275,000	1,252,051,844
U.S. Treasury Bills	4.03%	02/19/2026	435,000	426,848,642
U.S. Treasury Bills	4.12%	03/19/2026	370,000	361,910,926
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,289,621,990
U.S. Treasury Bills	3.91%	08/06/2026	495,000	477,456,444
				14,259,582,882
U.S. Treasury Floating Rate Notes-0.54%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	400,000	400,092,784
U.S. Treasury Notes-0.47%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	351,961,230
Total U.S. Treasury Securities (Cost $15,011,636,896)				15,011,636,896
U.S. Government Sponsored Agency Securities-14.87%
Federal Farm Credit Bank (FFCB)-8.90%
Federal Farm Credit Bank (SOFR)(b)	4.34%	09/11/2025	30,000	30,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(b)	4.48%	09/26/2025	112,956	112,959,530
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/03/2025	10,000	10,000,144
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	11/18/2025	20,000	20,001,691
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	11/21/2025	75,000	75,010,759
Federal Farm Credit Bank (SOFR + 0.35%)(b)	4.69%	11/25/2025	60,000	60,036,237
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	12/02/2025	20,000	20,002,088
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(b)	4.67%	12/29/2025	20,000	20,013,115
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	03/05/2026	28,000	28,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$139,000	$139,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	192,000	192,019,380
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	100,000	100,000,000
				6,597,042,944
Federal Home Loan Bank (FHLB)-5.87%
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.52%	09/02/2025	10,000	10,000,018
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	11/12/2025	7,000	7,000,325
Federal Home Loan Bank (SOFR)(b)	4.34%	11/13/2025	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/17/2025	10,000	10,000,910
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/20/2025	115,000	115,018,103
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR)(b)	4.34%	12/19/2025	700,000	700,000,000
Federal Home Loan Bank (SOFR + 0.01%)(b)	4.35%	12/19/2025	200,000	200,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	12/19/2025	50,000	49,999,970
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	01/02/2026	8,000	8,000,453
Federal Home Loan Bank (SOFR)(b)	4.34%	01/08/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	172,000	169,093,678
Federal Home Loan Bank(a)	4.03%	02/05/2026	67,000	65,845,832
Federal Home Loan Bank(a)	4.00%	03/06/2026	475,000	465,404,208
Federal Home Loan Bank (SOFR + 0.25%)(b)	4.59%	03/27/2026	35,000	35,029,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	$34,000	$34,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	450,000	450,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	07/29/2027	123,000	123,000,000
				4,351,393,489
U.S. International Development Finance Corp. (DFC)-0.10%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	263	263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.60%	07/09/2026	5,100	5,100,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	2,083	2,083,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	11/15/2028	29,545	29,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	05/15/2030	4,862	4,862,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	4,667	4,666,667
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.50%	03/15/2030	21,375	21,375,000
				69,145,613
Total U.S. Government Sponsored Agency Securities (Cost $11,017,582,046)				11,017,582,046
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.73%
Federal Home Loan Mortgage Corp. (FHLMC)-2.36%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/23/2026	263,625	263,628,100
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	265,000	264,928,875
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	250,000	250,000,000
				1,749,556,975
Federal National Mortgage Association (FNMA)-2.37%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	105,000	105,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	$831,250	$831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,504,806,975)				3,504,806,975
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-39.85% (Cost $29,534,025,917)				29,534,025,917
			Repurchase Amount
Repurchase Agreements-58.92%(d)
Banco Santander, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,491,867; 0.00% - 9.00%; 10/14/2025 - 08/01/2056)	4.34%	09/02/2025	450,217,000	450,000,000
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	600,289,333	600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	954,045,417	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	650,319,222	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	1,400,690,667	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(e)(f)	4.43%	09/02/2025	945,465,150	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	1,195,588,206	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $100,047,222 (collateralized by U.S. Treasury obligations valued at $102,000,003; 0.13% - 2.00%; 02/15/2050 - 02/15/2052)	4.25%	09/02/2025	100,047,222	100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $250,120,556 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.71% - 5.65%; 03/25/2036 - 12/20/2068)	4.34%	09/02/2025	250,120,556	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	$1,362,667,380	$1,362,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	681,333,690	681,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	680,336,978	680,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	1,177,981,563	1,175,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	750,360,833	750,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	141,608,444	140,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.50% - 7.00%; 02/25/2037 - 09/15/2060)	3.96%	08/10/2026	260,010,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	650,312,722	650,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	2,451,178,722	2,450,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,725,829,917	1,725,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 08/29/2025, maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,001; 0.00% - 4.75%; 09/30/2025 - 08/15/2054)	4.33%	09/02/2025	$4,001,924,444	$4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	365,043,597	365,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(g)	4.35%	09/04/2025	500,060,417	500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	735,087,792	735,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(f)(h)	4.38%	09/02/2025	888,451,008	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	170,145,384	170,000,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	721,989,371	721,375,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	450,380,625	450,000,000
Prudential Insurance Co. of America, agreement dated 08/29/2025, maturing value of $908,747,766 (collateralized by U.S. Treasury obligations valued at $925,672,206; 0.00% - 4.63%; 07/31/2026 - 08/15/2052)	4.35%	09/02/2025	908,747,766	908,308,750
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	722,761,550	698,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	390,211,867	380,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	1,159,568,850	1,133,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $511,725,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $520,293,709; 0.75% - 5.50%; 01/15/2026 - 03/20/2065)(e)	4.20%	09/30/2025	173,986,500	170,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	$220,213,644	$220,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	300,255,500	300,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,010,487,044	1,010,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,073,028,552	1,072,512,554
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage- backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	1,758,596,849	1,757,749,223
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	750,216,234	749,847,143
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	749,293,622	749,201,428
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	1,213,316,333	1,200,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	757,968,750	750,000,000
Wells Fargo Securities, LLC, term agreement dated 08/27/2025, maturing value of $500,425,833 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.50%; 09/01/2028 - 09/01/2055)(e)	4.38%	09/03/2025	500,425,833	500,000,000
Total Repurchase Agreements (Cost $43,666,994,698)				43,666,994,698
TOTAL INVESTMENTS IN SECURITIES(i)-98.77% (Cost $73,201,020,615)				73,201,020,615
OTHER ASSETS LESS LIABILITIES-1.23%				913,827,272
NET ASSETS-100.00%				$74,114,847,887
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-106.67%
U.S. Treasury Bills-92.82%(a)
U.S. Treasury Bills	4.25%-4.30%	09/02/2025	$46,250	$46,244,518
U.S. Treasury Bills	4.26%-4.28%	09/04/2025	50,670	50,652,022
U.S. Treasury Bills	4.30%-4.31%	09/09/2025	86,700	86,617,218
U.S. Treasury Bills	4.29%	09/11/2025	70,000	69,916,988
U.S. Treasury Bills	4.28%-4.30%	09/16/2025	92,130	91,965,944
U.S. Treasury Bills	4.32%	09/18/2025	31,000	30,937,053
U.S. Treasury Bills	4.28%-4.29%	09/23/2025	118,000	117,692,387
U.S. Treasury Bills	4.26%	09/25/2025	27,000	26,923,635
U.S. Treasury Bills	4.32%	09/30/2025	116,000	115,608,787
U.S. Treasury Bills	4.16%-4.28%	10/02/2025	50,000	49,820,748
U.S. Treasury Bills	4.24%-4.28%	10/07/2025	76,250	75,928,209
U.S. Treasury Bills	4.23%-4.31%	10/09/2025	73,000	72,674,245
U.S. Treasury Bills	4.28%	10/14/2025	44,000	43,778,305
U.S. Treasury Bills	4.15%-4.18%	10/16/2025	22,550	22,434,721
U.S. Treasury Bills	4.23%-4.29%	10/21/2025	79,000	78,537,299
U.S. Treasury Bills	4.26%	10/28/2025	63,000	62,589,156
U.S. Treasury Bills	4.15%	10/30/2025	14,000	13,906,846
U.S. Treasury Bills	4.17%-4.21%	11/06/2025	35,000	34,734,877
U.S. Treasury Bills	4.22%	11/20/2025	14,000	13,871,387
U.S. Treasury Bills	4.29%	11/25/2025	14,000	13,860,258
U.S. Treasury Bills	4.18%	12/02/2025	12,000	11,873,423
U.S. Treasury Bills	4.22%	12/04/2025	14,000	13,848,751
U.S. Treasury Bills	4.16%	12/09/2025	35,000	34,604,894
U.S. Treasury Bills	4.10%	12/16/2025	24,000	23,713,800
U.S. Treasury Bills	4.06%	02/05/2026	16,500	16,213,606
U.S. Treasury Bills	4.05%	02/12/2026	14,000	13,746,802
U.S. Treasury Bills	3.99%	02/26/2026	13,000	12,748,545
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,776,405
U.S. Treasury Bills	4.09%-4.12%	06/11/2026	11,000	10,657,311
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	17,870,463
U.S. Treasury Bills	3.89%-3.92%	08/06/2026	12,000	11,574,790
				1,294,323,393
U.S. Treasury Floating Rate Notes-10.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	25,000	25,000,468
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	16,000	16,012,758
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	44,000	44,002,044
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	35,000	35,005,884
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	22,000	21,989,614
				142,010,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-3.67%
U.S. Treasury Notes	0.25%	09/30/2025	$25,000	$24,921,135
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,958,114
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,002,135
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,261,509
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,015,081
				51,157,974
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $1,487,492,135)				1,487,492,135
OTHER ASSETS LESS LIABILITIES-(6.67)%				(93,076,180)
NET ASSETS-100.00%				$1,394,415,955
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statement of Assets and Liabilities
August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$14,192,551,719	$29,534,025,917	$1,487,492,135
Repurchase agreements, at value and cost	28,193,252,830	43,666,994,698	-
Cash	601,852,219	2,286,519,843	60,421
Receivable for:
Fund shares sold	16,194,845	16,266,419	250,000
Interest	93,370,311	240,037,393	770,135
Fund expenses absorbed	1,239,145	52,463	39,632
Investment for trustee deferred compensation and retirement plans	2,135,649	972,871	104,094
Other assets	14,259	-	60,400
Total assets	43,100,610,977	75,744,869,604	1,488,776,817
Liabilities:
Payable for:
Investments purchased	773,955,809	1,471,402,554	92,573,393
Fund shares reacquired	5,211,936	4,881,202	-
Dividends	90,756,740	140,833,640	1,306,395
Accrued fees to affiliates	9,686,436	11,686,472	316,825
Accrued trustees’ and officers’ fees and benefits	49,368	86,588	4,548
Accrued operating expenses	5,707	31,972	49,333
Trustee deferred compensation and retirement plans	2,258,353	1,099,289	110,368
Total liabilities	881,924,349	1,630,021,717	94,360,862
Net assets applicable to shares outstanding	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net assets consist of:
Shares of beneficial interest	$42,216,562,846	$74,132,069,507	$1,394,827,416
Distributable earnings (loss)	2,123,782	(17,221,620)	(411,461)
	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net Assets:
Cash Management Class	$757,752,974	$905,162,496	$3,212,409
CAVU Securities Class	$2,171,964,591	$10,635,789,736	$-
Corporate Class	$1,738,449,879	$310,836,105	$12,107
Institutional Class	$34,146,255,451	$59,099,671,846	$1,169,058,788
Personal Investment Class	$1,248,784,315	$116,601,644	$11,622
Premier Class	$-	$1,286,922,242	$-
Private Investment Class	$1,538,728,637	$1,156,961,046	$110,468,511
Reserve Class	$581,764,868	$432,936,686	$99,950,837
Resource Class	$34,985,913	$169,966,086	$11,701,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
August 31, 2025
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	757,683,244	905,366,520	3,213,229
CAVU Securities Class	2,171,699,686	10,638,937,276	-
Corporate Class	1,738,266,041	310,908,158	12,109
Institutional Class	34,142,378,215	59,112,601,079	1,169,355,780
Personal Investment Class	1,248,659,279	116,628,911	11,625
Premier Class	-	1,287,221,800	-
Private Investment Class	1,538,575,761	1,157,235,946	110,496,693
Reserve Class	581,707,767	433,048,929	99,976,388
Resource Class	34,982,605	170,007,599	11,704,665
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$42,385,804,549	$73,201,020,615	$1,487,492,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$1,818,513,428	$3,231,099,818	$63,611,059
Expenses:
Advisory fees	60,245,646	70,913,931	1,782,149
Administrative services fees	17,873,892	31,548,700	632,410
Custodian fees	915,705	3,358,177	16,145
Distribution fees:
Cash Management Class	481,110	711,174	2,725
Corporate Class	507,737	127,826	4
Personal Investment Class	6,580,773	578,036	62
Private Investment Class	4,354,902	3,800,351	226,129
Reserve Class	5,016,114	4,655,225	1,111,416
Resource Class	51,927	236,357	5,540
Transfer agent fees	3,615,083	6,382,938	126,650
Trustees’ and officers’ fees and benefits	267,249	859,415	36,611
Registration and filing fees	531,020	717,187	133,670
Reports to shareholders	101,761	78,960	19,432
Professional services fees	250,133	621,141	60,731
Other	577,167	1,948,697	100,681
Total expenses	101,370,219	126,538,115	4,254,355
Less: Fees waived and expenses reimbursed	(12,065,892)	(2,749,265)	(375,067)
Net expenses	89,304,327	123,788,850	3,879,288
Net investment income	1,729,209,101	3,107,310,968	59,731,771
Net realized gain from unaffiliated investment securities	3,298,443	3,328,175	64,434
Net increase in net assets resulting from operations	$1,732,507,544	$3,110,639,143	$59,796,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2025	2024	2025	2024
Operations:
Net investment income	$1,729,209,101	$1,798,523,091	$3,107,310,968	$3,528,423,714

Net realized gain	3,298,443	588,216	3,328,175	5,590,379

Net increase in net assets resulting from operations	1,732,507,544	1,799,111,307	3,110,639,143	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(25,687,348)	(20,301,185)	(38,553,827)	(28,249,324)

CAVU Securities Class	(78,450,559)	(64,820,637)	(481,042,396)	(524,316,880)

Corporate Class	(73,363,468)	(87,424,956)	(18,642,367)	(20,482,672)

Institutional Class	(1,425,453,369)	(1,491,466,650)	(2,408,226,681)	(2,850,941,667)

Personal Investment Class	(45,654,427)	(45,434,838)	(4,062,030)	(3,967,725)

Premier Class	-	-	(79,205,504)	(5,919,550)

Private Investment Class	(59,014,660)	(58,364,064)	(52,276,712)	(63,152,533)

Reserve Class	(20,217,684)	(28,547,353)	(19,034,296)	(22,679,822)

Resource Class	(1,367,586)	(2,163,408)	(6,267,155)	(8,713,541)

Total distributions from distributable earnings	(1,729,209,101)	(1,798,523,091)	(3,107,310,968)	(3,528,423,714)

Share transactions-net:
Cash Management Class	304,667,225	274,262,107	192,268,565	77,173,596

CAVU Securities Class	696,119,180	209,970,253	2,596,047,031	(4,720,514,007)

Corporate Class	28,255,038	147,046,591	57,350,791	(42,052,014)

Institutional Class	9,276,563,907	(3,968,533,305)	17,386,599,348	(23,954,606,903)

Personal Investment Class	207,488,103	193,522,167	15,190,572	14,701,368

Premier Class	-	-	215,357,165	1,071,864,635

Private Investment Class	264,466,803	187,049,599	(191,536,542)	376,265,090

Reserve Class	59,026,245	(93,504,210)	(96,263,578)	86,941,326

Resource Class	6,202,198	(62,351,419)	44,765,678	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,842,788,699	(3,112,538,217)	20,219,779,030	(27,130,955,934)

Net increase (decrease) in net assets	10,846,087,142	(3,111,950,001)	20,223,107,205	(27,125,365,555)

Net assets:
Beginning of year	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of year	$42,218,686,628	$31,372,599,486	$74,114,847,887	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco Treasury Obligations Portfolio
	2025	2024
Operations:
Net investment income	$59,731,771	$77,226,626

Net realized gain	64,434	17,841

Net increase in net assets resulting from operations	59,796,205	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(142,285)	(295,678)

Corporate Class	(509)	(31,523)

Institutional Class	(51,367,259)	(69,995,123)

Personal Investment Class	(435)	(541)

Private Investment Class	(3,657,529)	(1,796,244)

Reserve Class	(4,423,607)	(4,886,532)

Resource Class	(140,147)	(220,985)

Total distributions from distributable earnings	(59,731,771)	(77,226,626)

Share transactions-net:
Cash Management Class	1,177,647	(8,328,333)

Corporate Class	558	(2,766,908)

Institutional Class	(114,033,482)	(200,148,453)

Personal Investment Class	(355)	1,336

Private Investment Class	60,735,026	25,697,808

Reserve Class	(28,854,072)	54,825,820

Resource Class	10,159,425	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(70,815,253)	(135,417,599)

Net increase (decrease) in net assets	(70,750,819)	(135,399,758)

Net assets:
Beginning of year	1,465,166,774	1,600,566,532

End of year	$1,394,415,955	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$(0.04)	$1.00	4.39%	$757,753	0.26%	0.29%	4.27%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	(0.05)	1.00	5.28	453,030	0.26	0.29	5.16
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.29	178,756	0.26	0.30	4.30
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.42	394,772	0.16	0.29	0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.01	452,222	0.10	0.29	0.01
Invesco Government & Agency Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.43	905,162	0.24	0.24	4.32
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	5.29	712,830	0.24	0.24	5.14
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.30	635,720	0.24	0.24	4.31
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	(0.00)	1.00	0.47	1,142,406	0.15	0.24	0.50
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.02	747,956	0.08	0.24	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.33	3,212	0.26	0.29	4.26
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	(0.05)	1.00	5.23	2,035	0.26	0.29	5.11
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.17	10,362	0.26	0.28	4.14
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.40	79	0.16	0.29	0.43
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.01	253	0.10	0.29	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and
22
Short-Term Investments Trust

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
23
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the year ended August 31, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$12,065,892
Invesco Government & Agency Portfolio	2,749,265
Invesco Treasury Obligations Portfolio	375,067
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
24
Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Treasury Portfolio	$1,729,209,101	$1,798,523,091
Invesco Government & Agency Portfolio	3,107,310,968	3,528,423,714
Invesco Treasury Obligations Portfolio	59,731,771	77,226,626

*	Includes short-term capital gain distributions, if any.

25
Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Treasury Portfolio	$1,600,064	$1,774,895	$(1,251,177)	$-	$-	$42,216,562,846	$42,218,686,628
Invesco Government & Agency Portfolio	1,201,895	-	(640,150)	-	(17,783,365)	74,132,069,507	74,114,847,887
Invesco Treasury Obligations Portfolio	49,580	-	(62,124)	(6,603)	(392,314)	1,394,827,416	1,394,415,955
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,487,498,738	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Treasury Portfolio	$1,523,548	$(1,523,548)	$-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	3,600,920,937	$3,600,920,937	2,333,007,866	$2,333,007,866
CAVU Securities Class	23,527,993,188	23,527,993,188	22,251,478,516	22,251,478,516
Corporate Class	12,559,534,465	12,559,534,465	12,354,552,252	12,354,552,252
Institutional Class	333,758,063,591	333,758,063,591	250,888,373,402	250,888,373,402
Personal Investment Class	3,205,309,751	3,205,309,751	3,726,713,615	3,726,713,615
Private Investment Class	2,989,527,878	2,989,527,878	2,799,879,705	2,799,879,705
Reserve Class	1,626,871,831	1,626,871,831	2,909,401,364	2,909,401,364
Resource Class	224,786,176	224,786,176	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	20,739,888	20,739,888	12,027,251	12,027,251
CAVU Securities Class	41,764,044	41,764,044	22,198,536	22,198,536
Corporate Class	71,459,329	71,459,329	71,234,826	71,234,826
Institutional Class	557,020,646	557,020,646	517,626,055	517,626,055
Personal Investment Class	14,012,185	14,012,185	21,558,843	21,558,843
Private Investment Class	47,483,117	47,483,117	42,479,974	42,479,974
Reserve Class	20,217,684	20,217,684	27,172,034	27,172,034
Resource Class	1,365,523	1,365,523	2,382,216	2,382,216
Reacquired:
Cash Management Class	(3,316,993,600)	(3,316,993,600)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(22,873,638,052)	(22,873,638,052)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(12,602,738,756)	(12,602,738,756)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(325,038,520,330)	(325,038,520,330)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(3,011,833,833)	(3,011,833,833)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(2,772,544,192)	(2,772,544,192)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(1,588,063,270)	(1,588,063,270)	(3,030,077,608)	(3,030,077,608)
Resource Class	(219,949,501)	(219,949,501)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,842,788,699	$10,842,788,699	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	470,032,296	$470,032,296	663,029,782	$663,029,782
CAVU Securities Class	158,775,398,045	158,775,398,045	127,354,073,926	127,354,073,926
Corporate Class	3,310,631,867	3,310,631,867	1,829,835,886	1,829,835,886
Institutional Class	453,816,449,533	453,816,449,533	605,516,883,360	605,516,883,360
Personal Investment Class	526,917,866	526,917,866	518,971,785	518,971,785
Premier Class	206,585,178,166	206,585,178,166	19,156,568,000	19,156,568,000
Private Investment Class	3,100,283,821	3,100,283,821	3,066,991,198	3,066,991,198
Reserve Class	1,139,461,368	1,139,461,368	1,575,680,738	1,575,680,738
Resource Class	1,437,543,718	1,437,543,718	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	36,452,141	36,452,141	7,700,062	7,700,062
CAVU Securities Class	275,989,363	275,989,363	308,419,873	308,419,873
Corporate Class	8,325,737	8,325,737	11,676,386	11,676,386
Institutional Class	1,006,741,573	1,006,741,573	1,195,586,093	1,195,586,093
Personal Investment Class	3,714,290	3,714,290	3,211,362	3,211,362
Premier Class	18,311,783	18,311,783	5,765	5,765
Private Investment Class	37,230,362	37,230,362	36,498,240	36,498,240
Reserve Class	19,034,296	19,034,296	21,397,617	21,397,617
Resource Class	3,543,555	3,543,555	5,524,706	5,524,706
Reacquired:
Cash Management Class	(314,215,872)	(314,215,872)	(593,556,248)	(593,556,248)
CAVU Securities Class	(156,455,340,377)	(156,455,340,377)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(3,261,606,813)	(3,261,606,813)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(437,436,591,758)	(437,436,591,758)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(515,441,584)	(515,441,584)	(507,481,779)	(507,481,779)
Premier Class	(206,388,132,784)	(206,388,132,784)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(3,329,050,725)	(3,329,050,725)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(1,254,759,242)	(1,254,759,242)	(1,510,137,029)	(1,510,137,029)
Resource Class	(1,396,321,595)	(1,396,321,595)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	20,219,779,030	$20,219,779,030	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,907,777	$6,907,777	2,423,695	$2,423,695
Corporate Class	49	49	-	-
Institutional Class	3,029,288,101	3,029,288,101	2,397,055,403	2,397,055,403
Personal Investment Class	46	46	800	800
Private Investment Class	260,097,860	260,097,860	49,001,788	49,001,788
Reserve Class	327,386,055	327,386,055	395,815,661	395,815,661
Resource Class	18,881,321	18,881,321	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	142,285	142,285	316,891	316,891
Corporate Class	509	509	35,642	35,642
Institutional Class	38,862,850	38,862,850	46,124,263	46,124,263
Personal Investment Class	435	435	536	536
Private Investment Class	3,399,763	3,399,763	1,540,314	1,540,314
Reserve Class	2,303,366	2,303,366	2,043,763	2,043,763
Resource Class	140,147	140,147	200,154	200,154
Reacquired:
Cash Management Class	(5,872,415)	(5,872,415)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(3,182,184,433)	(3,182,184,433)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(202,762,597)	(202,762,597)	(24,844,294)	(24,844,294)
Reserve Class	(358,543,493)	(358,543,493)	(343,033,604)	(343,033,604)
Resource Class	(8,862,043)	(8,862,043)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(70,815,253)	$(70,815,253)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Cash Management Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights of the Cash Management Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
30
Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the
31
Short-Term Investments Trust

Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category GR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The
Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet US Treasury & Repo Institutional Category NR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management
32
Short-Term Investments Trust

and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
INVESCO GOVERNMENT & AGENCY PORTFOLIO AND INVESCO TREASURY PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in
33
Short-Term Investments Trust

economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
34
Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Treasury Portfolio	98.60%	0.00%	0.00%	0.00%	34.19%
Invesco Government & Agency Portfolio	98.06%	0.00%	0.00%	0.00%	11.40%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	0.00%	100.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Treasury Portfolio	$1,523,548	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
**
The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
35
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
36
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSR-CM

Annual Financial Statements and Other Information
August 31, 2025
CAVU Securities Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio

2	Schedules of Investments
14	Financial Statements
18	Financial Highlights
19	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
27	Approval of Investment Advisory and Sub-Advisory Contracts
31	Tax Information
32	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-33.62%
U.S. Treasury Bills-16.90%(a)
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	$770,000	$767,338,310
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	844,226,809
U.S. Treasury Bills	4.21%	11/06/2025	500,000	496,182,085
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	544,440,111
U.S. Treasury Bills	4.10%	12/16/2025	500,000	494,037,500
U.S. Treasury Bills	4.06%	01/02/2026	300,000	295,905,125
U.S. Treasury Bills	4.06%	02/05/2026	900,000	884,378,500
U.S. Treasury Bills	4.05%	02/12/2026	500,000	490,957,220
U.S. Treasury Bills	4.03%	02/19/2026	500,000	490,630,624
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	492,991,542
U.S. Treasury Bills	4.09%-4.13%	05/14/2026	396,000	384,852,392
U.S. Treasury Bills	4.08%	06/11/2026	200,000	193,804,658
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	753,452,867
				7,133,197,743
U.S. Treasury Floating Rate Notes-14.58%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	500,000	500,005,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.33%	07/31/2026	360,000	360,132,999
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	713,000	713,587,497
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	1,882,000	1,882,141,983
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	1,850,000	1,850,343,667
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	850,000	850,000,002
				6,156,211,602
U.S. Treasury Notes-2.14%
U.S. Treasury Notes	4.88%	05/31/2026	250,000	251,630,388
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,340,004
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,680,180
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,491,802
				903,142,374
Total U.S. Treasury Securities (Cost $14,192,551,719)				14,192,551,719
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-33.62% (Cost $14,192,551,719)				14,192,551,719
			Repurchase Amount
Repurchase Agreements-66.78%(c)
ABN AMRO Bank N.V., agreement dated 08/29/2025, maturing value of $250,120,278 (collateralized by U.S. Treasury obligations valued at $255,000,063; 0.38% - 4.88%; 05/15/2026 - 11/15/2034)	4.33%	09/02/2025	250,120,278	250,000,000
Bank of Nova Scotia, agreement dated 08/29/2025, maturing value of $550,264,611 (collateralized by U.S. Treasury obligations valued at $561,000,014; 0.00% - 5.38%; 10/15/2025 - 05/15/2054)	4.33%	09/02/2025	550,264,611	550,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(d)(e)	4.42%	09/02/2025	$490,240,644	$490,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(d)(e)	4.43%	09/02/2025	1,055,519,294	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,689,889 (collateralized by U.S. Treasury obligations valued at $1,428,000,016; 0.13% - 4.25%; 02/28/2031 - 04/30/2032)(d)(e)	4.44%	09/02/2025	1,400,689,889	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(d)(e)	4.44%	09/02/2025	1,000,493,333	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(d)(e)	4.44%	09/02/2025	550,271,333	550,000,000
BofA Securities, Inc., term agreement dated 07/01/2025, maturing value of $500,242,778 (collateralized by U.S. Treasury obligations valued at $510,000,041; 1.00% - 6.63%; 11/30/2025 - 05/15/2049)(d)	4.37%	09/02/2025	500,242,778	500,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	501,268,750	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.00% - 4.75%; 09/04/2025 - 02/15/2055)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	500,240,556	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	990,476,300	990,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	2,251,082,500	2,250,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	3,926,888,361	3,925,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(f)	4.30%	11/07/2025	198,023,650	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(f)	4.35%	09/04/2025	$500,060,417	$500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(f)	4.30%	10/29/2025	950,113,472	950,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 08/27/2025, maturing value of $1,400,169,944 (collateralized by U.S. Treasury obligations valued at $1,428,000,027; 0.00% - 4.75%; 10/21/2025 - 08/15/2054)(e)(f)	4.37%	09/03/2025	1,400,169,944	1,400,000,000
Goldman Sachs & Co., agreement dated 08/29/2025, maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0.00% - 4.50%; 05/15/2033 - 05/15/2044)	4.33%	09/02/2025	1,000,481,111	1,000,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	100,086,924	100,001,756
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	795,589,500	794,912,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/29/2025, maturing value of $942,687,912 (collateralized by U.S. Treasury obligations valued at $960,555,049; 0.00% - 4.75%; 06/30/2030 - 08/15/2054)	4.35%	09/02/2025	942,687,912	942,232,500
RBC Dominion Securities Inc., agreement dated 08/29/2025, maturing value of $500,240,556 (collateralized by U.S. Treasury obligations valued at $510,245,371; 0.00% - 4.75%; 10/02/2025 - 02/15/2055)	4.33%	09/02/2025	500,240,556	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	300,412,450	290,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	306,424,039	295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	770,155,000	750,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	1,000,851,667	1,000,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	212,941,425	212,839,026
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	774,692,371	774,311,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	$774,051,049	$773,955,810
Total Repurchase Agreements (Cost $28,193,252,830)				28,193,252,830
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $42,385,804,549)				42,385,804,549
OTHER ASSETS LESS LIABILITIES-(0.40)%				(167,117,921)
NET ASSETS-100.00%				$42,218,686,628
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-20.25%
U.S. Treasury Bills-19.24%(a)
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	$947,000	$943,717,199
U.S. Treasury Bills	4.08%	10/09/2025	625,000	622,369,792
U.S. Treasury Bills	4.19%	10/14/2025	250,000	248,777,625
U.S. Treasury Bills	4.15%	10/16/2025	460,000	457,665,500
U.S. Treasury Bills	4.22%	10/21/2025	1,375,000	1,366,986,927
U.S. Treasury Bills	4.28%	10/30/2025	100,000	99,328,056
U.S. Treasury Bills	4.17%	11/06/2025	525,000	521,022,927
U.S. Treasury Bills	4.21%-4.22%	11/12/2025	1,415,000	1,403,210,200
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	1,075,000	1,065,983,309
U.S. Treasury Bills	4.38%	11/28/2025	800,000	791,806,222
U.S. Treasury Bills	4.17%-4.18%	12/02/2025	450,000	445,263,022
U.S. Treasury Bills	4.15%	12/09/2025	475,000	469,657,438
U.S. Treasury Bills	4.07%	01/02/2026	400,000	394,533,333
U.S. Treasury Bills	4.05%-4.07%	02/05/2026	1,650,000	1,621,371,486
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	1,275,000	1,252,051,844
U.S. Treasury Bills	4.03%	02/19/2026	435,000	426,848,642
U.S. Treasury Bills	4.12%	03/19/2026	370,000	361,910,926
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,289,621,990
U.S. Treasury Bills	3.91%	08/06/2026	495,000	477,456,444
				14,259,582,882
U.S. Treasury Floating Rate Notes-0.54%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	400,000	400,092,784
U.S. Treasury Notes-0.47%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	351,961,230
Total U.S. Treasury Securities (Cost $15,011,636,896)				15,011,636,896
U.S. Government Sponsored Agency Securities-14.87%
Federal Farm Credit Bank (FFCB)-8.90%
Federal Farm Credit Bank (SOFR)(b)	4.34%	09/11/2025	30,000	30,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(b)	4.48%	09/26/2025	112,956	112,959,530
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/03/2025	10,000	10,000,144
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	11/18/2025	20,000	20,001,691
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	11/21/2025	75,000	75,010,759
Federal Farm Credit Bank (SOFR + 0.35%)(b)	4.69%	11/25/2025	60,000	60,036,237
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	12/02/2025	20,000	20,002,088
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(b)	4.67%	12/29/2025	20,000	20,013,115
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	03/05/2026	28,000	28,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$139,000	$139,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	192,000	192,019,380
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	100,000	100,000,000
				6,597,042,944
Federal Home Loan Bank (FHLB)-5.87%
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.52%	09/02/2025	10,000	10,000,018
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	11/12/2025	7,000	7,000,325
Federal Home Loan Bank (SOFR)(b)	4.34%	11/13/2025	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/17/2025	10,000	10,000,910
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/20/2025	115,000	115,018,103
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR)(b)	4.34%	12/19/2025	700,000	700,000,000
Federal Home Loan Bank (SOFR + 0.01%)(b)	4.35%	12/19/2025	200,000	200,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	12/19/2025	50,000	49,999,970
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	01/02/2026	8,000	8,000,453
Federal Home Loan Bank (SOFR)(b)	4.34%	01/08/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	172,000	169,093,678
Federal Home Loan Bank(a)	4.03%	02/05/2026	67,000	65,845,832
Federal Home Loan Bank(a)	4.00%	03/06/2026	475,000	465,404,208
Federal Home Loan Bank (SOFR + 0.25%)(b)	4.59%	03/27/2026	35,000	35,029,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	$34,000	$34,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	450,000	450,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	07/29/2027	123,000	123,000,000
				4,351,393,489
U.S. International Development Finance Corp. (DFC)-0.10%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	263	263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.60%	07/09/2026	5,100	5,100,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	2,083	2,083,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	11/15/2028	29,545	29,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	05/15/2030	4,862	4,862,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	4,667	4,666,667
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.50%	03/15/2030	21,375	21,375,000
				69,145,613
Total U.S. Government Sponsored Agency Securities (Cost $11,017,582,046)				11,017,582,046
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.73%
Federal Home Loan Mortgage Corp. (FHLMC)-2.36%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/23/2026	263,625	263,628,100
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	265,000	264,928,875
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	250,000	250,000,000
				1,749,556,975
Federal National Mortgage Association (FNMA)-2.37%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	105,000	105,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	$831,250	$831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,504,806,975)				3,504,806,975
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-39.85% (Cost $29,534,025,917)				29,534,025,917
			Repurchase Amount
Repurchase Agreements-58.92%(d)
Banco Santander, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,491,867; 0.00% - 9.00%; 10/14/2025 - 08/01/2056)	4.34%	09/02/2025	450,217,000	450,000,000
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	600,289,333	600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	954,045,417	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	650,319,222	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	1,400,690,667	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(e)(f)	4.43%	09/02/2025	945,465,150	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	1,195,588,206	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $100,047,222 (collateralized by U.S. Treasury obligations valued at $102,000,003; 0.13% - 2.00%; 02/15/2050 - 02/15/2052)	4.25%	09/02/2025	100,047,222	100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $250,120,556 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.71% - 5.65%; 03/25/2036 - 12/20/2068)	4.34%	09/02/2025	250,120,556	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	$1,362,667,380	$1,362,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	681,333,690	681,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	680,336,978	680,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	1,177,981,563	1,175,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	750,360,833	750,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	141,608,444	140,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.50% - 7.00%; 02/25/2037 - 09/15/2060)	3.96%	08/10/2026	260,010,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	650,312,722	650,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	2,451,178,722	2,450,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,725,829,917	1,725,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 08/29/2025, maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,001; 0.00% - 4.75%; 09/30/2025 - 08/15/2054)	4.33%	09/02/2025	$4,001,924,444	$4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	365,043,597	365,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(g)	4.35%	09/04/2025	500,060,417	500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	735,087,792	735,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(f)(h)	4.38%	09/02/2025	888,451,008	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	170,145,384	170,000,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	721,989,371	721,375,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	450,380,625	450,000,000
Prudential Insurance Co. of America, agreement dated 08/29/2025, maturing value of $908,747,766 (collateralized by U.S. Treasury obligations valued at $925,672,206; 0.00% - 4.63%; 07/31/2026 - 08/15/2052)	4.35%	09/02/2025	908,747,766	908,308,750
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	722,761,550	698,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	390,211,867	380,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	1,159,568,850	1,133,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $511,725,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $520,293,709; 0.75% - 5.50%; 01/15/2026 - 03/20/2065)(e)	4.20%	09/30/2025	173,986,500	170,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	$220,213,644	$220,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	300,255,500	300,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,010,487,044	1,010,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,073,028,552	1,072,512,554
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage- backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	1,758,596,849	1,757,749,223
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	750,216,234	749,847,143
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	749,293,622	749,201,428
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	1,213,316,333	1,200,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	757,968,750	750,000,000
Wells Fargo Securities, LLC, term agreement dated 08/27/2025, maturing value of $500,425,833 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.50%; 09/01/2028 - 09/01/2055)(e)	4.38%	09/03/2025	500,425,833	500,000,000
Total Repurchase Agreements (Cost $43,666,994,698)				43,666,994,698
TOTAL INVESTMENTS IN SECURITIES(i)-98.77% (Cost $73,201,020,615)				73,201,020,615
OTHER ASSETS LESS LIABILITIES-1.23%				913,827,272
NET ASSETS-100.00%				$74,114,847,887
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Statement of Assets and Liabilities
August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
Assets:
Investments in unaffiliated securities, at value	$14,192,551,719	$29,534,025,917
Repurchase agreements, at value and cost	28,193,252,830	43,666,994,698
Cash	601,852,219	2,286,519,843
Receivable for:
Fund shares sold	16,194,845	16,266,419
Interest	93,370,311	240,037,393
Fund expenses absorbed	1,239,145	52,463
Investment for trustee deferred compensation and retirement plans	2,135,649	972,871
Other assets	14,259	-
Total assets	43,100,610,977	75,744,869,604
Liabilities:
Payable for:
Investments purchased	773,955,809	1,471,402,554
Fund shares reacquired	5,211,936	4,881,202
Dividends	90,756,740	140,833,640
Accrued fees to affiliates	9,686,436	11,686,472
Accrued trustees’ and officers’ fees and benefits	49,368	86,588
Accrued operating expenses	5,707	31,972
Trustee deferred compensation and retirement plans	2,258,353	1,099,289
Total liabilities	881,924,349	1,630,021,717
Net assets applicable to shares outstanding	$42,218,686,628	$74,114,847,887
Net assets consist of:
Shares of beneficial interest	$42,216,562,846	$74,132,069,507
Distributable earnings (loss)	2,123,782	(17,221,620)
	$42,218,686,628	$74,114,847,887
Net Assets:
Cash Management Class	$757,752,974	$905,162,496
CAVU Securities Class	$2,171,964,591	$10,635,789,736
Corporate Class	$1,738,449,879	$310,836,105
Institutional Class	$34,146,255,451	$59,099,671,846
Personal Investment Class	$1,248,784,315	$116,601,644
Premier Class	$-	$1,286,922,242
Private Investment Class	$1,538,728,637	$1,156,961,046
Reserve Class	$581,764,868	$432,936,686
Resource Class	$34,985,913	$169,966,086
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
August 31, 2025
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	757,683,244	905,366,520
CAVU Securities Class	2,171,699,686	10,638,937,276
Corporate Class	1,738,266,041	310,908,158
Institutional Class	34,142,378,215	59,112,601,079
Personal Investment Class	1,248,659,279	116,628,911
Premier Class	-	1,287,221,800
Private Investment Class	1,538,575,761	1,157,235,946
Reserve Class	581,707,767	433,048,929
Resource Class	34,982,605	170,007,599
Net asset value, offering and redemption price per share for each class	$1.00	$1.00
Cost of Investments	$42,385,804,549	$73,201,020,615
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
Investment income:
Interest	$1,818,513,428	$3,231,099,818
Expenses:
Advisory fees	60,245,646	70,913,931
Administrative services fees	17,873,892	31,548,700
Custodian fees	915,705	3,358,177
Distribution fees:
Cash Management Class	481,110	711,174
Corporate Class	507,737	127,826
Personal Investment Class	6,580,773	578,036
Private Investment Class	4,354,902	3,800,351
Reserve Class	5,016,114	4,655,225
Resource Class	51,927	236,357
Transfer agent fees	3,615,083	6,382,938
Trustees’ and officers’ fees and benefits	267,249	859,415
Registration and filing fees	531,020	717,187
Reports to shareholders	101,761	78,960
Professional services fees	250,133	621,141
Other	577,167	1,948,697
Total expenses	101,370,219	126,538,115
Less: Fees waived and expenses reimbursed	(12,065,892)	(2,749,265)
Net expenses	89,304,327	123,788,850
Net investment income	1,729,209,101	3,107,310,968
Net realized gain from unaffiliated investment securities	3,298,443	3,328,175
Net increase in net assets resulting from operations	$1,732,507,544	$3,110,639,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2025	2024	2025	2024
Operations:
Net investment income	$1,729,209,101	$1,798,523,091	$3,107,310,968	$3,528,423,714

Net realized gain	3,298,443	588,216	3,328,175	5,590,379

Net increase in net assets resulting from operations	1,732,507,544	1,799,111,307	3,110,639,143	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(25,687,348)	(20,301,185)	(38,553,827)	(28,249,324)

CAVU Securities Class	(78,450,559)	(64,820,637)	(481,042,396)	(524,316,880)

Corporate Class	(73,363,468)	(87,424,956)	(18,642,367)	(20,482,672)

Institutional Class	(1,425,453,369)	(1,491,466,650)	(2,408,226,681)	(2,850,941,667)

Personal Investment Class	(45,654,427)	(45,434,838)	(4,062,030)	(3,967,725)

Premier Class	-	-	(79,205,504)	(5,919,550)

Private Investment Class	(59,014,660)	(58,364,064)	(52,276,712)	(63,152,533)

Reserve Class	(20,217,684)	(28,547,353)	(19,034,296)	(22,679,822)

Resource Class	(1,367,586)	(2,163,408)	(6,267,155)	(8,713,541)

Total distributions from distributable earnings	(1,729,209,101)	(1,798,523,091)	(3,107,310,968)	(3,528,423,714)

Share transactions-net:
Cash Management Class	304,667,225	274,262,107	192,268,565	77,173,596

CAVU Securities Class	696,119,180	209,970,253	2,596,047,031	(4,720,514,007)

Corporate Class	28,255,038	147,046,591	57,350,791	(42,052,014)

Institutional Class	9,276,563,907	(3,968,533,305)	17,386,599,348	(23,954,606,903)

Personal Investment Class	207,488,103	193,522,167	15,190,572	14,701,368

Premier Class	-	-	215,357,165	1,071,864,635

Private Investment Class	264,466,803	187,049,599	(191,536,542)	376,265,090

Reserve Class	59,026,245	(93,504,210)	(96,263,578)	86,941,326

Resource Class	6,202,198	(62,351,419)	44,765,678	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,842,788,699	(3,112,538,217)	20,219,779,030	(27,130,955,934)

Net increase (decrease) in net assets	10,846,087,142	(3,111,950,001)	20,223,107,205	(27,125,365,555)

Net assets:
Beginning of year	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of year	$42,218,686,628	$31,372,599,486	$74,114,847,887	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
CAVU Securities Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	4.47%	$2,171,965	0.18%	0.21%	4.35%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.37	1,475,629	0.18	0.21	5.24
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	1,265,597	0.18	0.22	4.38
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.46	557,217	0.13	0.21	0.47
Period ended 08/31/21(c)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	547,091	0.04 (d)	0.21 (d)	0.07 (d)
Invesco Government & Agency Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.51	10,635,790	0.16	0.16	4.40
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	1.00	5.38	8,040,037	0.16	0.16	5.22
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.39	12,759,306	0.16	0.16	4.39
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	4,851,562	0.11	0.16	0.54
Period ended 08/31/21(c)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,441,853	0.04 (d)	0.16 (d)	0.06 (d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Commencement date of December 18, 2020.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio and Invesco Government & Agency Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
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Short-Term Investments Trust

E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
20
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
For the year ended August 31, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15
Invesco Government & Agency Portfolio	0.10
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares (except Premier Class shares) through at least December 31, 2024 and for Premier Class shares through at least May 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$12,065,892
Invesco Government & Agency Portfolio	2,749,265
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser and IIS.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
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Short-Term Investments Trust

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Treasury Portfolio	$1,729,209,101	$1,798,523,091
Invesco Government & Agency Portfolio	3,107,310,968	3,528,423,714

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Treasury Portfolio	$1,600,064	$1,774,895	$(1,251,177)	$-	$42,216,562,846	$42,218,686,628
Invesco Government & Agency Portfolio	1,201,895	-	(640,150)	(17,783,365)	74,132,069,507	74,114,847,887
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term
	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$17,783,365

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

22
Short-Term Investments Trust

NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Treasury Portfolio	$1,523,548	$(1,523,548)	$-
Invesco Government & Agency Portfolio	-	-	-
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Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	3,600,920,937	$3,600,920,937	2,333,007,866	$2,333,007,866
CAVU Securities Class	23,527,993,188	23,527,993,188	22,251,478,516	22,251,478,516
Corporate Class	12,559,534,465	12,559,534,465	12,354,552,252	12,354,552,252
Institutional Class	333,758,063,591	333,758,063,591	250,888,373,402	250,888,373,402
Personal Investment Class	3,205,309,751	3,205,309,751	3,726,713,615	3,726,713,615
Private Investment Class	2,989,527,878	2,989,527,878	2,799,879,705	2,799,879,705
Reserve Class	1,626,871,831	1,626,871,831	2,909,401,364	2,909,401,364
Resource Class	224,786,176	224,786,176	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	20,739,888	20,739,888	12,027,251	12,027,251
CAVU Securities Class	41,764,044	41,764,044	22,198,536	22,198,536
Corporate Class	71,459,329	71,459,329	71,234,826	71,234,826
Institutional Class	557,020,646	557,020,646	517,626,055	517,626,055
Personal Investment Class	14,012,185	14,012,185	21,558,843	21,558,843
Private Investment Class	47,483,117	47,483,117	42,479,974	42,479,974
Reserve Class	20,217,684	20,217,684	27,172,034	27,172,034
Resource Class	1,365,523	1,365,523	2,382,216	2,382,216
Reacquired:
Cash Management Class	(3,316,993,600)	(3,316,993,600)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(22,873,638,052)	(22,873,638,052)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(12,602,738,756)	(12,602,738,756)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(325,038,520,330)	(325,038,520,330)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(3,011,833,833)	(3,011,833,833)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(2,772,544,192)	(2,772,544,192)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(1,588,063,270)	(1,588,063,270)	(3,030,077,608)	(3,030,077,608)
Resource Class	(219,949,501)	(219,949,501)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,842,788,699	$10,842,788,699	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	470,032,296	$470,032,296	663,029,782	$663,029,782
CAVU Securities Class	158,775,398,045	158,775,398,045	127,354,073,926	127,354,073,926
Corporate Class	3,310,631,867	3,310,631,867	1,829,835,886	1,829,835,886
Institutional Class	453,816,449,533	453,816,449,533	605,516,883,360	605,516,883,360
Personal Investment Class	526,917,866	526,917,866	518,971,785	518,971,785
Premier Class	206,585,178,166	206,585,178,166	19,156,568,000	19,156,568,000
Private Investment Class	3,100,283,821	3,100,283,821	3,066,991,198	3,066,991,198
Reserve Class	1,139,461,368	1,139,461,368	1,575,680,738	1,575,680,738
Resource Class	1,437,543,718	1,437,543,718	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	36,452,141	36,452,141	7,700,062	7,700,062
CAVU Securities Class	275,989,363	275,989,363	308,419,873	308,419,873
Corporate Class	8,325,737	8,325,737	11,676,386	11,676,386
Institutional Class	1,006,741,573	1,006,741,573	1,195,586,093	1,195,586,093
Personal Investment Class	3,714,290	3,714,290	3,211,362	3,211,362
Premier Class	18,311,783	18,311,783	5,765	5,765
Private Investment Class	37,230,362	37,230,362	36,498,240	36,498,240
Reserve Class	19,034,296	19,034,296	21,397,617	21,397,617
Resource Class	3,543,555	3,543,555	5,524,706	5,524,706
Reacquired:
Cash Management Class	(314,215,872)	(314,215,872)	(593,556,248)	(593,556,248)
CAVU Securities Class	(156,455,340,377)	(156,455,340,377)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(3,261,606,813)	(3,261,606,813)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(437,436,591,758)	(437,436,591,758)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(515,441,584)	(515,441,584)	(507,481,779)	(507,481,779)
Premier Class	(206,388,132,784)	(206,388,132,784)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(3,329,050,725)	(3,329,050,725)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(1,254,759,242)	(1,254,759,242)	(1,510,137,029)	(1,510,137,029)
Resource Class	(1,396,321,595)	(1,396,321,595)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	20,219,779,030	$20,219,779,030	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25
Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Treasury Portfolio and Invesco Government & Agency Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (two of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the CAVU Securities Class for each of the four years in the period ended August 31, 2025 and for the period December 18, 2020 (commencement date) through August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights of the CAVU Securities Class for each of the four years in the period ended August 31, 2025 and for the period December 18, 2020 (commencement date) through August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
26
Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the
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Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category GR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The
Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet US Treasury & Repo Institutional Category NR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management
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and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
INVESCO GOVERNMENT & AGENCY PORTFOLIO AND INVESCO TREASURY PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in
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economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
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Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Treasury Portfolio	98.60%	0.00%	0.00%	0.00%	34.19%
Invesco Government & Agency Portfolio	98.06%	0.00%	0.00%	0.00%	11.40%
*
The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Treasury Portfolio	$1,523,548	100.00%
Invesco Government & Agency Portfolio	-	100.00%
**
The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
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SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSR-CAVU

Annual Financial Statements and Other Information
August 31, 2025
Corporate Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Approval of Investment Advisory and Sub-Advisory Contracts
35	Tax Information
36	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-33.62%
U.S. Treasury Bills-16.90%(a)
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	$770,000	$767,338,310
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	844,226,809
U.S. Treasury Bills	4.21%	11/06/2025	500,000	496,182,085
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	544,440,111
U.S. Treasury Bills	4.10%	12/16/2025	500,000	494,037,500
U.S. Treasury Bills	4.06%	01/02/2026	300,000	295,905,125
U.S. Treasury Bills	4.06%	02/05/2026	900,000	884,378,500
U.S. Treasury Bills	4.05%	02/12/2026	500,000	490,957,220
U.S. Treasury Bills	4.03%	02/19/2026	500,000	490,630,624
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	492,991,542
U.S. Treasury Bills	4.09%-4.13%	05/14/2026	396,000	384,852,392
U.S. Treasury Bills	4.08%	06/11/2026	200,000	193,804,658
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	753,452,867
				7,133,197,743
U.S. Treasury Floating Rate Notes-14.58%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	500,000	500,005,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.33%	07/31/2026	360,000	360,132,999
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	713,000	713,587,497
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	1,882,000	1,882,141,983
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	1,850,000	1,850,343,667
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	850,000	850,000,002
				6,156,211,602
U.S. Treasury Notes-2.14%
U.S. Treasury Notes	4.88%	05/31/2026	250,000	251,630,388
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,340,004
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,680,180
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,491,802
				903,142,374
Total U.S. Treasury Securities (Cost $14,192,551,719)				14,192,551,719
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-33.62% (Cost $14,192,551,719)				14,192,551,719
			Repurchase Amount
Repurchase Agreements-66.78%(c)
ABN AMRO Bank N.V., agreement dated 08/29/2025, maturing value of $250,120,278 (collateralized by U.S. Treasury obligations valued at $255,000,063; 0.38% - 4.88%; 05/15/2026 - 11/15/2034)	4.33%	09/02/2025	250,120,278	250,000,000
Bank of Nova Scotia, agreement dated 08/29/2025, maturing value of $550,264,611 (collateralized by U.S. Treasury obligations valued at $561,000,014; 0.00% - 5.38%; 10/15/2025 - 05/15/2054)	4.33%	09/02/2025	550,264,611	550,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(d)(e)	4.42%	09/02/2025	$490,240,644	$490,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(d)(e)	4.43%	09/02/2025	1,055,519,294	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,689,889 (collateralized by U.S. Treasury obligations valued at $1,428,000,016; 0.13% - 4.25%; 02/28/2031 - 04/30/2032)(d)(e)	4.44%	09/02/2025	1,400,689,889	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(d)(e)	4.44%	09/02/2025	1,000,493,333	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(d)(e)	4.44%	09/02/2025	550,271,333	550,000,000
BofA Securities, Inc., term agreement dated 07/01/2025, maturing value of $500,242,778 (collateralized by U.S. Treasury obligations valued at $510,000,041; 1.00% - 6.63%; 11/30/2025 - 05/15/2049)(d)	4.37%	09/02/2025	500,242,778	500,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	501,268,750	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.00% - 4.75%; 09/04/2025 - 02/15/2055)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	500,240,556	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	990,476,300	990,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	2,251,082,500	2,250,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	3,926,888,361	3,925,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(f)	4.30%	11/07/2025	198,023,650	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(f)	4.35%	09/04/2025	$500,060,417	$500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(f)	4.30%	10/29/2025	950,113,472	950,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 08/27/2025, maturing value of $1,400,169,944 (collateralized by U.S. Treasury obligations valued at $1,428,000,027; 0.00% - 4.75%; 10/21/2025 - 08/15/2054)(e)(f)	4.37%	09/03/2025	1,400,169,944	1,400,000,000
Goldman Sachs & Co., agreement dated 08/29/2025, maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0.00% - 4.50%; 05/15/2033 - 05/15/2044)	4.33%	09/02/2025	1,000,481,111	1,000,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	100,086,924	100,001,756
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	795,589,500	794,912,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/29/2025, maturing value of $942,687,912 (collateralized by U.S. Treasury obligations valued at $960,555,049; 0.00% - 4.75%; 06/30/2030 - 08/15/2054)	4.35%	09/02/2025	942,687,912	942,232,500
RBC Dominion Securities Inc., agreement dated 08/29/2025, maturing value of $500,240,556 (collateralized by U.S. Treasury obligations valued at $510,245,371; 0.00% - 4.75%; 10/02/2025 - 02/15/2055)	4.33%	09/02/2025	500,240,556	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	300,412,450	290,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	306,424,039	295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	770,155,000	750,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	1,000,851,667	1,000,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	212,941,425	212,839,026
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	774,692,371	774,311,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	$774,051,049	$773,955,810
Total Repurchase Agreements (Cost $28,193,252,830)				28,193,252,830
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $42,385,804,549)				42,385,804,549
OTHER ASSETS LESS LIABILITIES-(0.40)%				(167,117,921)
NET ASSETS-100.00%				$42,218,686,628
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-20.25%
U.S. Treasury Bills-19.24%(a)
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	$947,000	$943,717,199
U.S. Treasury Bills	4.08%	10/09/2025	625,000	622,369,792
U.S. Treasury Bills	4.19%	10/14/2025	250,000	248,777,625
U.S. Treasury Bills	4.15%	10/16/2025	460,000	457,665,500
U.S. Treasury Bills	4.22%	10/21/2025	1,375,000	1,366,986,927
U.S. Treasury Bills	4.28%	10/30/2025	100,000	99,328,056
U.S. Treasury Bills	4.17%	11/06/2025	525,000	521,022,927
U.S. Treasury Bills	4.21%-4.22%	11/12/2025	1,415,000	1,403,210,200
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	1,075,000	1,065,983,309
U.S. Treasury Bills	4.38%	11/28/2025	800,000	791,806,222
U.S. Treasury Bills	4.17%-4.18%	12/02/2025	450,000	445,263,022
U.S. Treasury Bills	4.15%	12/09/2025	475,000	469,657,438
U.S. Treasury Bills	4.07%	01/02/2026	400,000	394,533,333
U.S. Treasury Bills	4.05%-4.07%	02/05/2026	1,650,000	1,621,371,486
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	1,275,000	1,252,051,844
U.S. Treasury Bills	4.03%	02/19/2026	435,000	426,848,642
U.S. Treasury Bills	4.12%	03/19/2026	370,000	361,910,926
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,289,621,990
U.S. Treasury Bills	3.91%	08/06/2026	495,000	477,456,444
				14,259,582,882
U.S. Treasury Floating Rate Notes-0.54%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	400,000	400,092,784
U.S. Treasury Notes-0.47%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	351,961,230
Total U.S. Treasury Securities (Cost $15,011,636,896)				15,011,636,896
U.S. Government Sponsored Agency Securities-14.87%
Federal Farm Credit Bank (FFCB)-8.90%
Federal Farm Credit Bank (SOFR)(b)	4.34%	09/11/2025	30,000	30,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(b)	4.48%	09/26/2025	112,956	112,959,530
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/03/2025	10,000	10,000,144
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	11/18/2025	20,000	20,001,691
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	11/21/2025	75,000	75,010,759
Federal Farm Credit Bank (SOFR + 0.35%)(b)	4.69%	11/25/2025	60,000	60,036,237
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	12/02/2025	20,000	20,002,088
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(b)	4.67%	12/29/2025	20,000	20,013,115
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	03/05/2026	28,000	28,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$139,000	$139,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	192,000	192,019,380
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	100,000	100,000,000
				6,597,042,944
Federal Home Loan Bank (FHLB)-5.87%
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.52%	09/02/2025	10,000	10,000,018
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	11/12/2025	7,000	7,000,325
Federal Home Loan Bank (SOFR)(b)	4.34%	11/13/2025	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/17/2025	10,000	10,000,910
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/20/2025	115,000	115,018,103
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR)(b)	4.34%	12/19/2025	700,000	700,000,000
Federal Home Loan Bank (SOFR + 0.01%)(b)	4.35%	12/19/2025	200,000	200,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	12/19/2025	50,000	49,999,970
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	01/02/2026	8,000	8,000,453
Federal Home Loan Bank (SOFR)(b)	4.34%	01/08/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	172,000	169,093,678
Federal Home Loan Bank(a)	4.03%	02/05/2026	67,000	65,845,832
Federal Home Loan Bank(a)	4.00%	03/06/2026	475,000	465,404,208
Federal Home Loan Bank (SOFR + 0.25%)(b)	4.59%	03/27/2026	35,000	35,029,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	$34,000	$34,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	450,000	450,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	07/29/2027	123,000	123,000,000
				4,351,393,489
U.S. International Development Finance Corp. (DFC)-0.10%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	263	263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.60%	07/09/2026	5,100	5,100,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	2,083	2,083,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	11/15/2028	29,545	29,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	05/15/2030	4,862	4,862,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	4,667	4,666,667
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.50%	03/15/2030	21,375	21,375,000
				69,145,613
Total U.S. Government Sponsored Agency Securities (Cost $11,017,582,046)				11,017,582,046
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.73%
Federal Home Loan Mortgage Corp. (FHLMC)-2.36%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/23/2026	263,625	263,628,100
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	265,000	264,928,875
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	250,000	250,000,000
				1,749,556,975
Federal National Mortgage Association (FNMA)-2.37%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	105,000	105,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	$831,250	$831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,504,806,975)				3,504,806,975
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-39.85% (Cost $29,534,025,917)				29,534,025,917
			Repurchase Amount
Repurchase Agreements-58.92%(d)
Banco Santander, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,491,867; 0.00% - 9.00%; 10/14/2025 - 08/01/2056)	4.34%	09/02/2025	450,217,000	450,000,000
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	600,289,333	600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	954,045,417	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	650,319,222	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	1,400,690,667	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(e)(f)	4.43%	09/02/2025	945,465,150	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	1,195,588,206	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $100,047,222 (collateralized by U.S. Treasury obligations valued at $102,000,003; 0.13% - 2.00%; 02/15/2050 - 02/15/2052)	4.25%	09/02/2025	100,047,222	100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $250,120,556 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.71% - 5.65%; 03/25/2036 - 12/20/2068)	4.34%	09/02/2025	250,120,556	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	$1,362,667,380	$1,362,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	681,333,690	681,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	680,336,978	680,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	1,177,981,563	1,175,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	750,360,833	750,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	141,608,444	140,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.50% - 7.00%; 02/25/2037 - 09/15/2060)	3.96%	08/10/2026	260,010,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	650,312,722	650,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	2,451,178,722	2,450,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,725,829,917	1,725,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 08/29/2025, maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,001; 0.00% - 4.75%; 09/30/2025 - 08/15/2054)	4.33%	09/02/2025	$4,001,924,444	$4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	365,043,597	365,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(g)	4.35%	09/04/2025	500,060,417	500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	735,087,792	735,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(f)(h)	4.38%	09/02/2025	888,451,008	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	170,145,384	170,000,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	721,989,371	721,375,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	450,380,625	450,000,000
Prudential Insurance Co. of America, agreement dated 08/29/2025, maturing value of $908,747,766 (collateralized by U.S. Treasury obligations valued at $925,672,206; 0.00% - 4.63%; 07/31/2026 - 08/15/2052)	4.35%	09/02/2025	908,747,766	908,308,750
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	722,761,550	698,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	390,211,867	380,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	1,159,568,850	1,133,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $511,725,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $520,293,709; 0.75% - 5.50%; 01/15/2026 - 03/20/2065)(e)	4.20%	09/30/2025	173,986,500	170,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	$220,213,644	$220,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	300,255,500	300,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,010,487,044	1,010,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,073,028,552	1,072,512,554
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage- backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	1,758,596,849	1,757,749,223
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	750,216,234	749,847,143
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	749,293,622	749,201,428
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	1,213,316,333	1,200,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	757,968,750	750,000,000
Wells Fargo Securities, LLC, term agreement dated 08/27/2025, maturing value of $500,425,833 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.50%; 09/01/2028 - 09/01/2055)(e)	4.38%	09/03/2025	500,425,833	500,000,000
Total Repurchase Agreements (Cost $43,666,994,698)				43,666,994,698
TOTAL INVESTMENTS IN SECURITIES(i)-98.77% (Cost $73,201,020,615)				73,201,020,615
OTHER ASSETS LESS LIABILITIES-1.23%				913,827,272
NET ASSETS-100.00%				$74,114,847,887
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-106.67%
U.S. Treasury Bills-92.82%(a)
U.S. Treasury Bills	4.25%-4.30%	09/02/2025	$46,250	$46,244,518
U.S. Treasury Bills	4.26%-4.28%	09/04/2025	50,670	50,652,022
U.S. Treasury Bills	4.30%-4.31%	09/09/2025	86,700	86,617,218
U.S. Treasury Bills	4.29%	09/11/2025	70,000	69,916,988
U.S. Treasury Bills	4.28%-4.30%	09/16/2025	92,130	91,965,944
U.S. Treasury Bills	4.32%	09/18/2025	31,000	30,937,053
U.S. Treasury Bills	4.28%-4.29%	09/23/2025	118,000	117,692,387
U.S. Treasury Bills	4.26%	09/25/2025	27,000	26,923,635
U.S. Treasury Bills	4.32%	09/30/2025	116,000	115,608,787
U.S. Treasury Bills	4.16%-4.28%	10/02/2025	50,000	49,820,748
U.S. Treasury Bills	4.24%-4.28%	10/07/2025	76,250	75,928,209
U.S. Treasury Bills	4.23%-4.31%	10/09/2025	73,000	72,674,245
U.S. Treasury Bills	4.28%	10/14/2025	44,000	43,778,305
U.S. Treasury Bills	4.15%-4.18%	10/16/2025	22,550	22,434,721
U.S. Treasury Bills	4.23%-4.29%	10/21/2025	79,000	78,537,299
U.S. Treasury Bills	4.26%	10/28/2025	63,000	62,589,156
U.S. Treasury Bills	4.15%	10/30/2025	14,000	13,906,846
U.S. Treasury Bills	4.17%-4.21%	11/06/2025	35,000	34,734,877
U.S. Treasury Bills	4.22%	11/20/2025	14,000	13,871,387
U.S. Treasury Bills	4.29%	11/25/2025	14,000	13,860,258
U.S. Treasury Bills	4.18%	12/02/2025	12,000	11,873,423
U.S. Treasury Bills	4.22%	12/04/2025	14,000	13,848,751
U.S. Treasury Bills	4.16%	12/09/2025	35,000	34,604,894
U.S. Treasury Bills	4.10%	12/16/2025	24,000	23,713,800
U.S. Treasury Bills	4.06%	02/05/2026	16,500	16,213,606
U.S. Treasury Bills	4.05%	02/12/2026	14,000	13,746,802
U.S. Treasury Bills	3.99%	02/26/2026	13,000	12,748,545
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,776,405
U.S. Treasury Bills	4.09%-4.12%	06/11/2026	11,000	10,657,311
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	17,870,463
U.S. Treasury Bills	3.89%-3.92%	08/06/2026	12,000	11,574,790
				1,294,323,393
U.S. Treasury Floating Rate Notes-10.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	25,000	25,000,468
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	16,000	16,012,758
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	44,000	44,002,044
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	35,000	35,005,884
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	22,000	21,989,614
				142,010,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-3.67%
U.S. Treasury Notes	0.25%	09/30/2025	$25,000	$24,921,135
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,958,114
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,002,135
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,261,509
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,015,081
				51,157,974
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $1,487,492,135)				1,487,492,135
OTHER ASSETS LESS LIABILITIES-(6.67)%				(93,076,180)
NET ASSETS-100.00%				$1,394,415,955
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statement of Assets and Liabilities
August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$14,192,551,719	$29,534,025,917	$1,487,492,135
Repurchase agreements, at value and cost	28,193,252,830	43,666,994,698	-
Cash	601,852,219	2,286,519,843	60,421
Receivable for:
Fund shares sold	16,194,845	16,266,419	250,000
Interest	93,370,311	240,037,393	770,135
Fund expenses absorbed	1,239,145	52,463	39,632
Investment for trustee deferred compensation and retirement plans	2,135,649	972,871	104,094
Other assets	14,259	-	60,400
Total assets	43,100,610,977	75,744,869,604	1,488,776,817
Liabilities:
Payable for:
Investments purchased	773,955,809	1,471,402,554	92,573,393
Fund shares reacquired	5,211,936	4,881,202	-
Dividends	90,756,740	140,833,640	1,306,395
Accrued fees to affiliates	9,686,436	11,686,472	316,825
Accrued trustees’ and officers’ fees and benefits	49,368	86,588	4,548
Accrued operating expenses	5,707	31,972	49,333
Trustee deferred compensation and retirement plans	2,258,353	1,099,289	110,368
Total liabilities	881,924,349	1,630,021,717	94,360,862
Net assets applicable to shares outstanding	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net assets consist of:
Shares of beneficial interest	$42,216,562,846	$74,132,069,507	$1,394,827,416
Distributable earnings (loss)	2,123,782	(17,221,620)	(411,461)
	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net Assets:
Cash Management Class	$757,752,974	$905,162,496	$3,212,409
CAVU Securities Class	$2,171,964,591	$10,635,789,736	$-
Corporate Class	$1,738,449,879	$310,836,105	$12,107
Institutional Class	$34,146,255,451	$59,099,671,846	$1,169,058,788
Personal Investment Class	$1,248,784,315	$116,601,644	$11,622
Premier Class	$-	$1,286,922,242	$-
Private Investment Class	$1,538,728,637	$1,156,961,046	$110,468,511
Reserve Class	$581,764,868	$432,936,686	$99,950,837
Resource Class	$34,985,913	$169,966,086	$11,701,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
August 31, 2025
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	757,683,244	905,366,520	3,213,229
CAVU Securities Class	2,171,699,686	10,638,937,276	-
Corporate Class	1,738,266,041	310,908,158	12,109
Institutional Class	34,142,378,215	59,112,601,079	1,169,355,780
Personal Investment Class	1,248,659,279	116,628,911	11,625
Premier Class	-	1,287,221,800	-
Private Investment Class	1,538,575,761	1,157,235,946	110,496,693
Reserve Class	581,707,767	433,048,929	99,976,388
Resource Class	34,982,605	170,007,599	11,704,665
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$42,385,804,549	$73,201,020,615	$1,487,492,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$1,818,513,428	$3,231,099,818	$63,611,059
Expenses:
Advisory fees	60,245,646	70,913,931	1,782,149
Administrative services fees	17,873,892	31,548,700	632,410
Custodian fees	915,705	3,358,177	16,145
Distribution fees:
Cash Management Class	481,110	711,174	2,725
Corporate Class	507,737	127,826	4
Personal Investment Class	6,580,773	578,036	62
Private Investment Class	4,354,902	3,800,351	226,129
Reserve Class	5,016,114	4,655,225	1,111,416
Resource Class	51,927	236,357	5,540
Transfer agent fees	3,615,083	6,382,938	126,650
Trustees’ and officers’ fees and benefits	267,249	859,415	36,611
Registration and filing fees	531,020	717,187	133,670
Reports to shareholders	101,761	78,960	19,432
Professional services fees	250,133	621,141	60,731
Other	577,167	1,948,697	100,681
Total expenses	101,370,219	126,538,115	4,254,355
Less: Fees waived and expenses reimbursed	(12,065,892)	(2,749,265)	(375,067)
Net expenses	89,304,327	123,788,850	3,879,288
Net investment income	1,729,209,101	3,107,310,968	59,731,771
Net realized gain from unaffiliated investment securities	3,298,443	3,328,175	64,434
Net increase in net assets resulting from operations	$1,732,507,544	$3,110,639,143	$59,796,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2025	2024	2025	2024
Operations:
Net investment income	$1,729,209,101	$1,798,523,091	$3,107,310,968	$3,528,423,714

Net realized gain	3,298,443	588,216	3,328,175	5,590,379

Net increase in net assets resulting from operations	1,732,507,544	1,799,111,307	3,110,639,143	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(25,687,348)	(20,301,185)	(38,553,827)	(28,249,324)

CAVU Securities Class	(78,450,559)	(64,820,637)	(481,042,396)	(524,316,880)

Corporate Class	(73,363,468)	(87,424,956)	(18,642,367)	(20,482,672)

Institutional Class	(1,425,453,369)	(1,491,466,650)	(2,408,226,681)	(2,850,941,667)

Personal Investment Class	(45,654,427)	(45,434,838)	(4,062,030)	(3,967,725)

Premier Class	-	-	(79,205,504)	(5,919,550)

Private Investment Class	(59,014,660)	(58,364,064)	(52,276,712)	(63,152,533)

Reserve Class	(20,217,684)	(28,547,353)	(19,034,296)	(22,679,822)

Resource Class	(1,367,586)	(2,163,408)	(6,267,155)	(8,713,541)

Total distributions from distributable earnings	(1,729,209,101)	(1,798,523,091)	(3,107,310,968)	(3,528,423,714)

Share transactions-net:
Cash Management Class	304,667,225	274,262,107	192,268,565	77,173,596

CAVU Securities Class	696,119,180	209,970,253	2,596,047,031	(4,720,514,007)

Corporate Class	28,255,038	147,046,591	57,350,791	(42,052,014)

Institutional Class	9,276,563,907	(3,968,533,305)	17,386,599,348	(23,954,606,903)

Personal Investment Class	207,488,103	193,522,167	15,190,572	14,701,368

Premier Class	-	-	215,357,165	1,071,864,635

Private Investment Class	264,466,803	187,049,599	(191,536,542)	376,265,090

Reserve Class	59,026,245	(93,504,210)	(96,263,578)	86,941,326

Resource Class	6,202,198	(62,351,419)	44,765,678	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,842,788,699	(3,112,538,217)	20,219,779,030	(27,130,955,934)

Net increase (decrease) in net assets	10,846,087,142	(3,111,950,001)	20,223,107,205	(27,125,365,555)

Net assets:
Beginning of year	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of year	$42,218,686,628	$31,372,599,486	$74,114,847,887	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco Treasury Obligations Portfolio
	2025	2024
Operations:
Net investment income	$59,731,771	$77,226,626

Net realized gain	64,434	17,841

Net increase in net assets resulting from operations	59,796,205	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(142,285)	(295,678)

Corporate Class	(509)	(31,523)

Institutional Class	(51,367,259)	(69,995,123)

Personal Investment Class	(435)	(541)

Private Investment Class	(3,657,529)	(1,796,244)

Reserve Class	(4,423,607)	(4,886,532)

Resource Class	(140,147)	(220,985)

Total distributions from distributable earnings	(59,731,771)	(77,226,626)

Share transactions-net:
Cash Management Class	1,177,647	(8,328,333)

Corporate Class	558	(2,766,908)

Institutional Class	(114,033,482)	(200,148,453)

Personal Investment Class	(355)	1,336

Private Investment Class	60,735,026	25,697,808

Reserve Class	(28,854,072)	54,825,820

Resource Class	10,159,425	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(70,815,253)	(135,417,599)

Net increase (decrease) in net assets	(70,750,819)	(135,399,758)

Net assets:
Beginning of year	1,465,166,774	1,600,566,532

End of year	$1,394,415,955	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Corporate Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$-	$(0.04)	$1.00	4.44%	$1,738,450	0.21%	0.24%	4.32%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.33	1,710,081	0.21	0.24	5.21
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.34	1,562,966	0.21	0.25	4.35
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.45	473,992	0.14	0.24	0.46
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	266,548	0.10	0.24	0.01
Invesco Government & Agency Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.48	310,836	0.19	0.19	4.37
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	-	(0.05)	1.00	5.34	253,464	0.19	0.19	5.19
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.35	295,514	0.19	0.19	4.36
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	(0.00)	1.00	0.49	542,615	0.12	0.19	0.53
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	1,082,096	0.08	0.19	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.39	12	0.21	0.24	4.31
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.28	12	0.21	0.24	5.16
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.22	2,778	0.21	0.23	4.19
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	3,341	0.15	0.24	0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	5,033	0.10	0.24	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and
22
Short-Term Investments Trust

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
23
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the year ended August 31, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$12,065,892
Invesco Government & Agency Portfolio	2,749,265
Invesco Treasury Obligations Portfolio	375,067
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
24
Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Treasury Portfolio	$1,729,209,101	$1,798,523,091
Invesco Government & Agency Portfolio	3,107,310,968	3,528,423,714
Invesco Treasury Obligations Portfolio	59,731,771	77,226,626

*	Includes short-term capital gain distributions, if any.

25
Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Treasury Portfolio	$1,600,064	$1,774,895	$(1,251,177)	$-	$-	$42,216,562,846	$42,218,686,628
Invesco Government & Agency Portfolio	1,201,895	-	(640,150)	-	(17,783,365)	74,132,069,507	74,114,847,887
Invesco Treasury Obligations Portfolio	49,580	-	(62,124)	(6,603)	(392,314)	1,394,827,416	1,394,415,955
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,487,498,738	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Treasury Portfolio	$1,523,548	$(1,523,548)	$-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	3,600,920,937	$3,600,920,937	2,333,007,866	$2,333,007,866
CAVU Securities Class	23,527,993,188	23,527,993,188	22,251,478,516	22,251,478,516
Corporate Class	12,559,534,465	12,559,534,465	12,354,552,252	12,354,552,252
Institutional Class	333,758,063,591	333,758,063,591	250,888,373,402	250,888,373,402
Personal Investment Class	3,205,309,751	3,205,309,751	3,726,713,615	3,726,713,615
Private Investment Class	2,989,527,878	2,989,527,878	2,799,879,705	2,799,879,705
Reserve Class	1,626,871,831	1,626,871,831	2,909,401,364	2,909,401,364
Resource Class	224,786,176	224,786,176	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	20,739,888	20,739,888	12,027,251	12,027,251
CAVU Securities Class	41,764,044	41,764,044	22,198,536	22,198,536
Corporate Class	71,459,329	71,459,329	71,234,826	71,234,826
Institutional Class	557,020,646	557,020,646	517,626,055	517,626,055
Personal Investment Class	14,012,185	14,012,185	21,558,843	21,558,843
Private Investment Class	47,483,117	47,483,117	42,479,974	42,479,974
Reserve Class	20,217,684	20,217,684	27,172,034	27,172,034
Resource Class	1,365,523	1,365,523	2,382,216	2,382,216
Reacquired:
Cash Management Class	(3,316,993,600)	(3,316,993,600)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(22,873,638,052)	(22,873,638,052)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(12,602,738,756)	(12,602,738,756)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(325,038,520,330)	(325,038,520,330)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(3,011,833,833)	(3,011,833,833)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(2,772,544,192)	(2,772,544,192)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(1,588,063,270)	(1,588,063,270)	(3,030,077,608)	(3,030,077,608)
Resource Class	(219,949,501)	(219,949,501)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,842,788,699	$10,842,788,699	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	470,032,296	$470,032,296	663,029,782	$663,029,782
CAVU Securities Class	158,775,398,045	158,775,398,045	127,354,073,926	127,354,073,926
Corporate Class	3,310,631,867	3,310,631,867	1,829,835,886	1,829,835,886
Institutional Class	453,816,449,533	453,816,449,533	605,516,883,360	605,516,883,360
Personal Investment Class	526,917,866	526,917,866	518,971,785	518,971,785
Premier Class	206,585,178,166	206,585,178,166	19,156,568,000	19,156,568,000
Private Investment Class	3,100,283,821	3,100,283,821	3,066,991,198	3,066,991,198
Reserve Class	1,139,461,368	1,139,461,368	1,575,680,738	1,575,680,738
Resource Class	1,437,543,718	1,437,543,718	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	36,452,141	36,452,141	7,700,062	7,700,062
CAVU Securities Class	275,989,363	275,989,363	308,419,873	308,419,873
Corporate Class	8,325,737	8,325,737	11,676,386	11,676,386
Institutional Class	1,006,741,573	1,006,741,573	1,195,586,093	1,195,586,093
Personal Investment Class	3,714,290	3,714,290	3,211,362	3,211,362
Premier Class	18,311,783	18,311,783	5,765	5,765
Private Investment Class	37,230,362	37,230,362	36,498,240	36,498,240
Reserve Class	19,034,296	19,034,296	21,397,617	21,397,617
Resource Class	3,543,555	3,543,555	5,524,706	5,524,706
Reacquired:
Cash Management Class	(314,215,872)	(314,215,872)	(593,556,248)	(593,556,248)
CAVU Securities Class	(156,455,340,377)	(156,455,340,377)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(3,261,606,813)	(3,261,606,813)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(437,436,591,758)	(437,436,591,758)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(515,441,584)	(515,441,584)	(507,481,779)	(507,481,779)
Premier Class	(206,388,132,784)	(206,388,132,784)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(3,329,050,725)	(3,329,050,725)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(1,254,759,242)	(1,254,759,242)	(1,510,137,029)	(1,510,137,029)
Resource Class	(1,396,321,595)	(1,396,321,595)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	20,219,779,030	$20,219,779,030	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,907,777	$6,907,777	2,423,695	$2,423,695
Corporate Class	49	49	-	-
Institutional Class	3,029,288,101	3,029,288,101	2,397,055,403	2,397,055,403
Personal Investment Class	46	46	800	800
Private Investment Class	260,097,860	260,097,860	49,001,788	49,001,788
Reserve Class	327,386,055	327,386,055	395,815,661	395,815,661
Resource Class	18,881,321	18,881,321	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	142,285	142,285	316,891	316,891
Corporate Class	509	509	35,642	35,642
Institutional Class	38,862,850	38,862,850	46,124,263	46,124,263
Personal Investment Class	435	435	536	536
Private Investment Class	3,399,763	3,399,763	1,540,314	1,540,314
Reserve Class	2,303,366	2,303,366	2,043,763	2,043,763
Resource Class	140,147	140,147	200,154	200,154
Reacquired:
Cash Management Class	(5,872,415)	(5,872,415)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(3,182,184,433)	(3,182,184,433)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(202,762,597)	(202,762,597)	(24,844,294)	(24,844,294)
Reserve Class	(358,543,493)	(358,543,493)	(343,033,604)	(343,033,604)
Resource Class	(8,862,043)	(8,862,043)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(70,815,253)	$(70,815,253)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Corporate Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights of the Corporate Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
30
Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the
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Short-Term Investments Trust

Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category GR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The
Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet US Treasury & Repo Institutional Category NR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management
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and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
INVESCO GOVERNMENT & AGENCY PORTFOLIO AND INVESCO TREASURY PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in
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Short-Term Investments Trust

economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
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Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Treasury Portfolio	98.60%	0.00%	0.00%	0.00%	34.19%
Invesco Government & Agency Portfolio	98.06%	0.00%	0.00%	0.00%	11.40%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	0.00%	100.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Treasury Portfolio	$1,523,548	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
**
The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
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Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
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Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSR-CORP

Annual Financial Statements and Other Information
August 31, 2025
Institutional Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Approval of Investment Advisory and Sub-Advisory Contracts
35	Tax Information
36	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-33.62%
U.S. Treasury Bills-16.90%(a)
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	$770,000	$767,338,310
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	844,226,809
U.S. Treasury Bills	4.21%	11/06/2025	500,000	496,182,085
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	544,440,111
U.S. Treasury Bills	4.10%	12/16/2025	500,000	494,037,500
U.S. Treasury Bills	4.06%	01/02/2026	300,000	295,905,125
U.S. Treasury Bills	4.06%	02/05/2026	900,000	884,378,500
U.S. Treasury Bills	4.05%	02/12/2026	500,000	490,957,220
U.S. Treasury Bills	4.03%	02/19/2026	500,000	490,630,624
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	492,991,542
U.S. Treasury Bills	4.09%-4.13%	05/14/2026	396,000	384,852,392
U.S. Treasury Bills	4.08%	06/11/2026	200,000	193,804,658
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	753,452,867
				7,133,197,743
U.S. Treasury Floating Rate Notes-14.58%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	500,000	500,005,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.33%	07/31/2026	360,000	360,132,999
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	713,000	713,587,497
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	1,882,000	1,882,141,983
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	1,850,000	1,850,343,667
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	850,000	850,000,002
				6,156,211,602
U.S. Treasury Notes-2.14%
U.S. Treasury Notes	4.88%	05/31/2026	250,000	251,630,388
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,340,004
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,680,180
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,491,802
				903,142,374
Total U.S. Treasury Securities (Cost $14,192,551,719)				14,192,551,719
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-33.62% (Cost $14,192,551,719)				14,192,551,719
			Repurchase Amount
Repurchase Agreements-66.78%(c)
ABN AMRO Bank N.V., agreement dated 08/29/2025, maturing value of $250,120,278 (collateralized by U.S. Treasury obligations valued at $255,000,063; 0.38% - 4.88%; 05/15/2026 - 11/15/2034)	4.33%	09/02/2025	250,120,278	250,000,000
Bank of Nova Scotia, agreement dated 08/29/2025, maturing value of $550,264,611 (collateralized by U.S. Treasury obligations valued at $561,000,014; 0.00% - 5.38%; 10/15/2025 - 05/15/2054)	4.33%	09/02/2025	550,264,611	550,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(d)(e)	4.42%	09/02/2025	$490,240,644	$490,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(d)(e)	4.43%	09/02/2025	1,055,519,294	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,689,889 (collateralized by U.S. Treasury obligations valued at $1,428,000,016; 0.13% - 4.25%; 02/28/2031 - 04/30/2032)(d)(e)	4.44%	09/02/2025	1,400,689,889	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(d)(e)	4.44%	09/02/2025	1,000,493,333	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(d)(e)	4.44%	09/02/2025	550,271,333	550,000,000
BofA Securities, Inc., term agreement dated 07/01/2025, maturing value of $500,242,778 (collateralized by U.S. Treasury obligations valued at $510,000,041; 1.00% - 6.63%; 11/30/2025 - 05/15/2049)(d)	4.37%	09/02/2025	500,242,778	500,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	501,268,750	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.00% - 4.75%; 09/04/2025 - 02/15/2055)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	500,240,556	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	990,476,300	990,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	2,251,082,500	2,250,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	3,926,888,361	3,925,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(f)	4.30%	11/07/2025	198,023,650	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(f)	4.35%	09/04/2025	$500,060,417	$500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(f)	4.30%	10/29/2025	950,113,472	950,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 08/27/2025, maturing value of $1,400,169,944 (collateralized by U.S. Treasury obligations valued at $1,428,000,027; 0.00% - 4.75%; 10/21/2025 - 08/15/2054)(e)(f)	4.37%	09/03/2025	1,400,169,944	1,400,000,000
Goldman Sachs & Co., agreement dated 08/29/2025, maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0.00% - 4.50%; 05/15/2033 - 05/15/2044)	4.33%	09/02/2025	1,000,481,111	1,000,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	100,086,924	100,001,756
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	795,589,500	794,912,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/29/2025, maturing value of $942,687,912 (collateralized by U.S. Treasury obligations valued at $960,555,049; 0.00% - 4.75%; 06/30/2030 - 08/15/2054)	4.35%	09/02/2025	942,687,912	942,232,500
RBC Dominion Securities Inc., agreement dated 08/29/2025, maturing value of $500,240,556 (collateralized by U.S. Treasury obligations valued at $510,245,371; 0.00% - 4.75%; 10/02/2025 - 02/15/2055)	4.33%	09/02/2025	500,240,556	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	300,412,450	290,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	306,424,039	295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	770,155,000	750,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	1,000,851,667	1,000,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	212,941,425	212,839,026
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	774,692,371	774,311,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	$774,051,049	$773,955,810
Total Repurchase Agreements (Cost $28,193,252,830)				28,193,252,830
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $42,385,804,549)				42,385,804,549
OTHER ASSETS LESS LIABILITIES-(0.40)%				(167,117,921)
NET ASSETS-100.00%				$42,218,686,628
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-20.25%
U.S. Treasury Bills-19.24%(a)
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	$947,000	$943,717,199
U.S. Treasury Bills	4.08%	10/09/2025	625,000	622,369,792
U.S. Treasury Bills	4.19%	10/14/2025	250,000	248,777,625
U.S. Treasury Bills	4.15%	10/16/2025	460,000	457,665,500
U.S. Treasury Bills	4.22%	10/21/2025	1,375,000	1,366,986,927
U.S. Treasury Bills	4.28%	10/30/2025	100,000	99,328,056
U.S. Treasury Bills	4.17%	11/06/2025	525,000	521,022,927
U.S. Treasury Bills	4.21%-4.22%	11/12/2025	1,415,000	1,403,210,200
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	1,075,000	1,065,983,309
U.S. Treasury Bills	4.38%	11/28/2025	800,000	791,806,222
U.S. Treasury Bills	4.17%-4.18%	12/02/2025	450,000	445,263,022
U.S. Treasury Bills	4.15%	12/09/2025	475,000	469,657,438
U.S. Treasury Bills	4.07%	01/02/2026	400,000	394,533,333
U.S. Treasury Bills	4.05%-4.07%	02/05/2026	1,650,000	1,621,371,486
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	1,275,000	1,252,051,844
U.S. Treasury Bills	4.03%	02/19/2026	435,000	426,848,642
U.S. Treasury Bills	4.12%	03/19/2026	370,000	361,910,926
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,289,621,990
U.S. Treasury Bills	3.91%	08/06/2026	495,000	477,456,444
				14,259,582,882
U.S. Treasury Floating Rate Notes-0.54%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	400,000	400,092,784
U.S. Treasury Notes-0.47%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	351,961,230
Total U.S. Treasury Securities (Cost $15,011,636,896)				15,011,636,896
U.S. Government Sponsored Agency Securities-14.87%
Federal Farm Credit Bank (FFCB)-8.90%
Federal Farm Credit Bank (SOFR)(b)	4.34%	09/11/2025	30,000	30,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(b)	4.48%	09/26/2025	112,956	112,959,530
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/03/2025	10,000	10,000,144
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	11/18/2025	20,000	20,001,691
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	11/21/2025	75,000	75,010,759
Federal Farm Credit Bank (SOFR + 0.35%)(b)	4.69%	11/25/2025	60,000	60,036,237
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	12/02/2025	20,000	20,002,088
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(b)	4.67%	12/29/2025	20,000	20,013,115
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	03/05/2026	28,000	28,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$139,000	$139,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	192,000	192,019,380
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	100,000	100,000,000
				6,597,042,944
Federal Home Loan Bank (FHLB)-5.87%
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.52%	09/02/2025	10,000	10,000,018
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	11/12/2025	7,000	7,000,325
Federal Home Loan Bank (SOFR)(b)	4.34%	11/13/2025	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/17/2025	10,000	10,000,910
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/20/2025	115,000	115,018,103
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR)(b)	4.34%	12/19/2025	700,000	700,000,000
Federal Home Loan Bank (SOFR + 0.01%)(b)	4.35%	12/19/2025	200,000	200,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	12/19/2025	50,000	49,999,970
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	01/02/2026	8,000	8,000,453
Federal Home Loan Bank (SOFR)(b)	4.34%	01/08/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	172,000	169,093,678
Federal Home Loan Bank(a)	4.03%	02/05/2026	67,000	65,845,832
Federal Home Loan Bank(a)	4.00%	03/06/2026	475,000	465,404,208
Federal Home Loan Bank (SOFR + 0.25%)(b)	4.59%	03/27/2026	35,000	35,029,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	$34,000	$34,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	450,000	450,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	07/29/2027	123,000	123,000,000
				4,351,393,489
U.S. International Development Finance Corp. (DFC)-0.10%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	263	263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.60%	07/09/2026	5,100	5,100,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	2,083	2,083,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	11/15/2028	29,545	29,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	05/15/2030	4,862	4,862,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	4,667	4,666,667
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.50%	03/15/2030	21,375	21,375,000
				69,145,613
Total U.S. Government Sponsored Agency Securities (Cost $11,017,582,046)				11,017,582,046
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.73%
Federal Home Loan Mortgage Corp. (FHLMC)-2.36%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/23/2026	263,625	263,628,100
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	265,000	264,928,875
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	250,000	250,000,000
				1,749,556,975
Federal National Mortgage Association (FNMA)-2.37%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	105,000	105,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	$831,250	$831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,504,806,975)				3,504,806,975
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-39.85% (Cost $29,534,025,917)				29,534,025,917
			Repurchase Amount
Repurchase Agreements-58.92%(d)
Banco Santander, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,491,867; 0.00% - 9.00%; 10/14/2025 - 08/01/2056)	4.34%	09/02/2025	450,217,000	450,000,000
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	600,289,333	600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	954,045,417	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	650,319,222	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	1,400,690,667	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(e)(f)	4.43%	09/02/2025	945,465,150	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	1,195,588,206	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $100,047,222 (collateralized by U.S. Treasury obligations valued at $102,000,003; 0.13% - 2.00%; 02/15/2050 - 02/15/2052)	4.25%	09/02/2025	100,047,222	100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $250,120,556 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.71% - 5.65%; 03/25/2036 - 12/20/2068)	4.34%	09/02/2025	250,120,556	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	$1,362,667,380	$1,362,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	681,333,690	681,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	680,336,978	680,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	1,177,981,563	1,175,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	750,360,833	750,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	141,608,444	140,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.50% - 7.00%; 02/25/2037 - 09/15/2060)	3.96%	08/10/2026	260,010,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	650,312,722	650,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	2,451,178,722	2,450,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,725,829,917	1,725,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 08/29/2025, maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,001; 0.00% - 4.75%; 09/30/2025 - 08/15/2054)	4.33%	09/02/2025	$4,001,924,444	$4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	365,043,597	365,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(g)	4.35%	09/04/2025	500,060,417	500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	735,087,792	735,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(f)(h)	4.38%	09/02/2025	888,451,008	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	170,145,384	170,000,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	721,989,371	721,375,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	450,380,625	450,000,000
Prudential Insurance Co. of America, agreement dated 08/29/2025, maturing value of $908,747,766 (collateralized by U.S. Treasury obligations valued at $925,672,206; 0.00% - 4.63%; 07/31/2026 - 08/15/2052)	4.35%	09/02/2025	908,747,766	908,308,750
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	722,761,550	698,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	390,211,867	380,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	1,159,568,850	1,133,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $511,725,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $520,293,709; 0.75% - 5.50%; 01/15/2026 - 03/20/2065)(e)	4.20%	09/30/2025	173,986,500	170,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	$220,213,644	$220,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	300,255,500	300,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,010,487,044	1,010,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,073,028,552	1,072,512,554
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage- backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	1,758,596,849	1,757,749,223
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	750,216,234	749,847,143
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	749,293,622	749,201,428
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	1,213,316,333	1,200,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	757,968,750	750,000,000
Wells Fargo Securities, LLC, term agreement dated 08/27/2025, maturing value of $500,425,833 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.50%; 09/01/2028 - 09/01/2055)(e)	4.38%	09/03/2025	500,425,833	500,000,000
Total Repurchase Agreements (Cost $43,666,994,698)				43,666,994,698
TOTAL INVESTMENTS IN SECURITIES(i)-98.77% (Cost $73,201,020,615)				73,201,020,615
OTHER ASSETS LESS LIABILITIES-1.23%				913,827,272
NET ASSETS-100.00%				$74,114,847,887
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-106.67%
U.S. Treasury Bills-92.82%(a)
U.S. Treasury Bills	4.25%-4.30%	09/02/2025	$46,250	$46,244,518
U.S. Treasury Bills	4.26%-4.28%	09/04/2025	50,670	50,652,022
U.S. Treasury Bills	4.30%-4.31%	09/09/2025	86,700	86,617,218
U.S. Treasury Bills	4.29%	09/11/2025	70,000	69,916,988
U.S. Treasury Bills	4.28%-4.30%	09/16/2025	92,130	91,965,944
U.S. Treasury Bills	4.32%	09/18/2025	31,000	30,937,053
U.S. Treasury Bills	4.28%-4.29%	09/23/2025	118,000	117,692,387
U.S. Treasury Bills	4.26%	09/25/2025	27,000	26,923,635
U.S. Treasury Bills	4.32%	09/30/2025	116,000	115,608,787
U.S. Treasury Bills	4.16%-4.28%	10/02/2025	50,000	49,820,748
U.S. Treasury Bills	4.24%-4.28%	10/07/2025	76,250	75,928,209
U.S. Treasury Bills	4.23%-4.31%	10/09/2025	73,000	72,674,245
U.S. Treasury Bills	4.28%	10/14/2025	44,000	43,778,305
U.S. Treasury Bills	4.15%-4.18%	10/16/2025	22,550	22,434,721
U.S. Treasury Bills	4.23%-4.29%	10/21/2025	79,000	78,537,299
U.S. Treasury Bills	4.26%	10/28/2025	63,000	62,589,156
U.S. Treasury Bills	4.15%	10/30/2025	14,000	13,906,846
U.S. Treasury Bills	4.17%-4.21%	11/06/2025	35,000	34,734,877
U.S. Treasury Bills	4.22%	11/20/2025	14,000	13,871,387
U.S. Treasury Bills	4.29%	11/25/2025	14,000	13,860,258
U.S. Treasury Bills	4.18%	12/02/2025	12,000	11,873,423
U.S. Treasury Bills	4.22%	12/04/2025	14,000	13,848,751
U.S. Treasury Bills	4.16%	12/09/2025	35,000	34,604,894
U.S. Treasury Bills	4.10%	12/16/2025	24,000	23,713,800
U.S. Treasury Bills	4.06%	02/05/2026	16,500	16,213,606
U.S. Treasury Bills	4.05%	02/12/2026	14,000	13,746,802
U.S. Treasury Bills	3.99%	02/26/2026	13,000	12,748,545
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,776,405
U.S. Treasury Bills	4.09%-4.12%	06/11/2026	11,000	10,657,311
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	17,870,463
U.S. Treasury Bills	3.89%-3.92%	08/06/2026	12,000	11,574,790
				1,294,323,393
U.S. Treasury Floating Rate Notes-10.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	25,000	25,000,468
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	16,000	16,012,758
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	44,000	44,002,044
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	35,000	35,005,884
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	22,000	21,989,614
				142,010,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-3.67%
U.S. Treasury Notes	0.25%	09/30/2025	$25,000	$24,921,135
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,958,114
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,002,135
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,261,509
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,015,081
				51,157,974
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $1,487,492,135)				1,487,492,135
OTHER ASSETS LESS LIABILITIES-(6.67)%				(93,076,180)
NET ASSETS-100.00%				$1,394,415,955
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statement of Assets and Liabilities
August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$14,192,551,719	$29,534,025,917	$1,487,492,135
Repurchase agreements, at value and cost	28,193,252,830	43,666,994,698	-
Cash	601,852,219	2,286,519,843	60,421
Receivable for:
Fund shares sold	16,194,845	16,266,419	250,000
Interest	93,370,311	240,037,393	770,135
Fund expenses absorbed	1,239,145	52,463	39,632
Investment for trustee deferred compensation and retirement plans	2,135,649	972,871	104,094
Other assets	14,259	-	60,400
Total assets	43,100,610,977	75,744,869,604	1,488,776,817
Liabilities:
Payable for:
Investments purchased	773,955,809	1,471,402,554	92,573,393
Fund shares reacquired	5,211,936	4,881,202	-
Dividends	90,756,740	140,833,640	1,306,395
Accrued fees to affiliates	9,686,436	11,686,472	316,825
Accrued trustees’ and officers’ fees and benefits	49,368	86,588	4,548
Accrued operating expenses	5,707	31,972	49,333
Trustee deferred compensation and retirement plans	2,258,353	1,099,289	110,368
Total liabilities	881,924,349	1,630,021,717	94,360,862
Net assets applicable to shares outstanding	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net assets consist of:
Shares of beneficial interest	$42,216,562,846	$74,132,069,507	$1,394,827,416
Distributable earnings (loss)	2,123,782	(17,221,620)	(411,461)
	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net Assets:
Cash Management Class	$757,752,974	$905,162,496	$3,212,409
CAVU Securities Class	$2,171,964,591	$10,635,789,736	$-
Corporate Class	$1,738,449,879	$310,836,105	$12,107
Institutional Class	$34,146,255,451	$59,099,671,846	$1,169,058,788
Personal Investment Class	$1,248,784,315	$116,601,644	$11,622
Premier Class	$-	$1,286,922,242	$-
Private Investment Class	$1,538,728,637	$1,156,961,046	$110,468,511
Reserve Class	$581,764,868	$432,936,686	$99,950,837
Resource Class	$34,985,913	$169,966,086	$11,701,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
August 31, 2025
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	757,683,244	905,366,520	3,213,229
CAVU Securities Class	2,171,699,686	10,638,937,276	-
Corporate Class	1,738,266,041	310,908,158	12,109
Institutional Class	34,142,378,215	59,112,601,079	1,169,355,780
Personal Investment Class	1,248,659,279	116,628,911	11,625
Premier Class	-	1,287,221,800	-
Private Investment Class	1,538,575,761	1,157,235,946	110,496,693
Reserve Class	581,707,767	433,048,929	99,976,388
Resource Class	34,982,605	170,007,599	11,704,665
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$42,385,804,549	$73,201,020,615	$1,487,492,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$1,818,513,428	$3,231,099,818	$63,611,059
Expenses:
Advisory fees	60,245,646	70,913,931	1,782,149
Administrative services fees	17,873,892	31,548,700	632,410
Custodian fees	915,705	3,358,177	16,145
Distribution fees:
Cash Management Class	481,110	711,174	2,725
Corporate Class	507,737	127,826	4
Personal Investment Class	6,580,773	578,036	62
Private Investment Class	4,354,902	3,800,351	226,129
Reserve Class	5,016,114	4,655,225	1,111,416
Resource Class	51,927	236,357	5,540
Transfer agent fees	3,615,083	6,382,938	126,650
Trustees’ and officers’ fees and benefits	267,249	859,415	36,611
Registration and filing fees	531,020	717,187	133,670
Reports to shareholders	101,761	78,960	19,432
Professional services fees	250,133	621,141	60,731
Other	577,167	1,948,697	100,681
Total expenses	101,370,219	126,538,115	4,254,355
Less: Fees waived and expenses reimbursed	(12,065,892)	(2,749,265)	(375,067)
Net expenses	89,304,327	123,788,850	3,879,288
Net investment income	1,729,209,101	3,107,310,968	59,731,771
Net realized gain from unaffiliated investment securities	3,298,443	3,328,175	64,434
Net increase in net assets resulting from operations	$1,732,507,544	$3,110,639,143	$59,796,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2025	2024	2025	2024
Operations:
Net investment income	$1,729,209,101	$1,798,523,091	$3,107,310,968	$3,528,423,714

Net realized gain	3,298,443	588,216	3,328,175	5,590,379

Net increase in net assets resulting from operations	1,732,507,544	1,799,111,307	3,110,639,143	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(25,687,348)	(20,301,185)	(38,553,827)	(28,249,324)

CAVU Securities Class	(78,450,559)	(64,820,637)	(481,042,396)	(524,316,880)

Corporate Class	(73,363,468)	(87,424,956)	(18,642,367)	(20,482,672)

Institutional Class	(1,425,453,369)	(1,491,466,650)	(2,408,226,681)	(2,850,941,667)

Personal Investment Class	(45,654,427)	(45,434,838)	(4,062,030)	(3,967,725)

Premier Class	-	-	(79,205,504)	(5,919,550)

Private Investment Class	(59,014,660)	(58,364,064)	(52,276,712)	(63,152,533)

Reserve Class	(20,217,684)	(28,547,353)	(19,034,296)	(22,679,822)

Resource Class	(1,367,586)	(2,163,408)	(6,267,155)	(8,713,541)

Total distributions from distributable earnings	(1,729,209,101)	(1,798,523,091)	(3,107,310,968)	(3,528,423,714)

Share transactions-net:
Cash Management Class	304,667,225	274,262,107	192,268,565	77,173,596

CAVU Securities Class	696,119,180	209,970,253	2,596,047,031	(4,720,514,007)

Corporate Class	28,255,038	147,046,591	57,350,791	(42,052,014)

Institutional Class	9,276,563,907	(3,968,533,305)	17,386,599,348	(23,954,606,903)

Personal Investment Class	207,488,103	193,522,167	15,190,572	14,701,368

Premier Class	-	-	215,357,165	1,071,864,635

Private Investment Class	264,466,803	187,049,599	(191,536,542)	376,265,090

Reserve Class	59,026,245	(93,504,210)	(96,263,578)	86,941,326

Resource Class	6,202,198	(62,351,419)	44,765,678	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,842,788,699	(3,112,538,217)	20,219,779,030	(27,130,955,934)

Net increase (decrease) in net assets	10,846,087,142	(3,111,950,001)	20,223,107,205	(27,125,365,555)

Net assets:
Beginning of year	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of year	$42,218,686,628	$31,372,599,486	$74,114,847,887	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco Treasury Obligations Portfolio
	2025	2024
Operations:
Net investment income	$59,731,771	$77,226,626

Net realized gain	64,434	17,841

Net increase in net assets resulting from operations	59,796,205	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(142,285)	(295,678)

Corporate Class	(509)	(31,523)

Institutional Class	(51,367,259)	(69,995,123)

Personal Investment Class	(435)	(541)

Private Investment Class	(3,657,529)	(1,796,244)

Reserve Class	(4,423,607)	(4,886,532)

Resource Class	(140,147)	(220,985)

Total distributions from distributable earnings	(59,731,771)	(77,226,626)

Share transactions-net:
Cash Management Class	1,177,647	(8,328,333)

Corporate Class	558	(2,766,908)

Institutional Class	(114,033,482)	(200,148,453)

Personal Investment Class	(355)	1,336

Private Investment Class	60,735,026	25,697,808

Reserve Class	(28,854,072)	54,825,820

Resource Class	10,159,425	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(70,815,253)	(135,417,599)

Net increase (decrease) in net assets	(70,750,819)	(135,399,758)

Net assets:
Beginning of year	1,465,166,774	1,600,566,532

End of year	$1,394,415,955	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Institutional Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense absorbed	Ratio of expenses to average net assets without fee waivers and/or expense absorbed	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$-	$(0.04)	$1.00	4.47%	$34,146,255	0.18%	0.21%	4.35%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.37	24,866,992	0.18	0.21	5.24
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.38	28,835,239	0.18	0.22	4.38
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.46	21,420,557	0.13	0.21	0.47
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	17,093,039	0.10	0.21	0.01
Invesco Government & Agency Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.51	59,099,672	0.16	0.16	4.40
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	-	(0.05)	1.00	5.38	41,709,789	0.16	0.16	5.22
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.39	65,659,515	0.16	0.16	4.39
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.51	61,165,375	0.11	0.16	0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.03	49,464,205	0.07	0.16	0.03
Invesco Treasury Obligations Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.42	1,169,059	0.18	0.21	4.34
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.32	1,283,023	0.18	0.21	5.19
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	-	(0.04)	1.00	4.25	1,483,132	0.18	0.20	4.22
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.44	1,102,134	0.13	0.21	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	1,063,312	0.10	0.21	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and
22
Short-Term Investments Trust

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
23
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the year ended August 31, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$12,065,892
Invesco Government & Agency Portfolio	2,749,265
Invesco Treasury Obligations Portfolio	375,067
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
24
Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Treasury Portfolio	$1,729,209,101	$1,798,523,091
Invesco Government & Agency Portfolio	3,107,310,968	3,528,423,714
Invesco Treasury Obligations Portfolio	59,731,771	77,226,626

*	Includes short-term capital gain distributions, if any.

25
Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Treasury Portfolio	$1,600,064	$1,774,895	$(1,251,177)	$-	$-	$42,216,562,846	$42,218,686,628
Invesco Government & Agency Portfolio	1,201,895	-	(640,150)	-	(17,783,365)	74,132,069,507	74,114,847,887
Invesco Treasury Obligations Portfolio	49,580	-	(62,124)	(6,603)	(392,314)	1,394,827,416	1,394,415,955
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,487,498,738	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Treasury Portfolio	$1,523,548	$(1,523,548)	$-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	3,600,920,937	$3,600,920,937	2,333,007,866	$2,333,007,866
CAVU Securities Class	23,527,993,188	23,527,993,188	22,251,478,516	22,251,478,516
Corporate Class	12,559,534,465	12,559,534,465	12,354,552,252	12,354,552,252
Institutional Class	333,758,063,591	333,758,063,591	250,888,373,402	250,888,373,402
Personal Investment Class	3,205,309,751	3,205,309,751	3,726,713,615	3,726,713,615
Private Investment Class	2,989,527,878	2,989,527,878	2,799,879,705	2,799,879,705
Reserve Class	1,626,871,831	1,626,871,831	2,909,401,364	2,909,401,364
Resource Class	224,786,176	224,786,176	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	20,739,888	20,739,888	12,027,251	12,027,251
CAVU Securities Class	41,764,044	41,764,044	22,198,536	22,198,536
Corporate Class	71,459,329	71,459,329	71,234,826	71,234,826
Institutional Class	557,020,646	557,020,646	517,626,055	517,626,055
Personal Investment Class	14,012,185	14,012,185	21,558,843	21,558,843
Private Investment Class	47,483,117	47,483,117	42,479,974	42,479,974
Reserve Class	20,217,684	20,217,684	27,172,034	27,172,034
Resource Class	1,365,523	1,365,523	2,382,216	2,382,216
Reacquired:
Cash Management Class	(3,316,993,600)	(3,316,993,600)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(22,873,638,052)	(22,873,638,052)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(12,602,738,756)	(12,602,738,756)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(325,038,520,330)	(325,038,520,330)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(3,011,833,833)	(3,011,833,833)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(2,772,544,192)	(2,772,544,192)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(1,588,063,270)	(1,588,063,270)	(3,030,077,608)	(3,030,077,608)
Resource Class	(219,949,501)	(219,949,501)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,842,788,699	$10,842,788,699	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	470,032,296	$470,032,296	663,029,782	$663,029,782
CAVU Securities Class	158,775,398,045	158,775,398,045	127,354,073,926	127,354,073,926
Corporate Class	3,310,631,867	3,310,631,867	1,829,835,886	1,829,835,886
Institutional Class	453,816,449,533	453,816,449,533	605,516,883,360	605,516,883,360
Personal Investment Class	526,917,866	526,917,866	518,971,785	518,971,785
Premier Class	206,585,178,166	206,585,178,166	19,156,568,000	19,156,568,000
Private Investment Class	3,100,283,821	3,100,283,821	3,066,991,198	3,066,991,198
Reserve Class	1,139,461,368	1,139,461,368	1,575,680,738	1,575,680,738
Resource Class	1,437,543,718	1,437,543,718	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	36,452,141	36,452,141	7,700,062	7,700,062
CAVU Securities Class	275,989,363	275,989,363	308,419,873	308,419,873
Corporate Class	8,325,737	8,325,737	11,676,386	11,676,386
Institutional Class	1,006,741,573	1,006,741,573	1,195,586,093	1,195,586,093
Personal Investment Class	3,714,290	3,714,290	3,211,362	3,211,362
Premier Class	18,311,783	18,311,783	5,765	5,765
Private Investment Class	37,230,362	37,230,362	36,498,240	36,498,240
Reserve Class	19,034,296	19,034,296	21,397,617	21,397,617
Resource Class	3,543,555	3,543,555	5,524,706	5,524,706
Reacquired:
Cash Management Class	(314,215,872)	(314,215,872)	(593,556,248)	(593,556,248)
CAVU Securities Class	(156,455,340,377)	(156,455,340,377)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(3,261,606,813)	(3,261,606,813)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(437,436,591,758)	(437,436,591,758)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(515,441,584)	(515,441,584)	(507,481,779)	(507,481,779)
Premier Class	(206,388,132,784)	(206,388,132,784)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(3,329,050,725)	(3,329,050,725)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(1,254,759,242)	(1,254,759,242)	(1,510,137,029)	(1,510,137,029)
Resource Class	(1,396,321,595)	(1,396,321,595)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	20,219,779,030	$20,219,779,030	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,907,777	$6,907,777	2,423,695	$2,423,695
Corporate Class	49	49	-	-
Institutional Class	3,029,288,101	3,029,288,101	2,397,055,403	2,397,055,403
Personal Investment Class	46	46	800	800
Private Investment Class	260,097,860	260,097,860	49,001,788	49,001,788
Reserve Class	327,386,055	327,386,055	395,815,661	395,815,661
Resource Class	18,881,321	18,881,321	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	142,285	142,285	316,891	316,891
Corporate Class	509	509	35,642	35,642
Institutional Class	38,862,850	38,862,850	46,124,263	46,124,263
Personal Investment Class	435	435	536	536
Private Investment Class	3,399,763	3,399,763	1,540,314	1,540,314
Reserve Class	2,303,366	2,303,366	2,043,763	2,043,763
Resource Class	140,147	140,147	200,154	200,154
Reacquired:
Cash Management Class	(5,872,415)	(5,872,415)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(3,182,184,433)	(3,182,184,433)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(202,762,597)	(202,762,597)	(24,844,294)	(24,844,294)
Reserve Class	(358,543,493)	(358,543,493)	(343,033,604)	(343,033,604)
Resource Class	(8,862,043)	(8,862,043)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(70,815,253)	$(70,815,253)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
30
Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the
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Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category GR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The
Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet US Treasury & Repo Institutional Category NR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management
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and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
INVESCO GOVERNMENT & AGENCY PORTFOLIO AND INVESCO TREASURY PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in
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economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
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Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Treasury Portfolio	98.60%	0.00%	0.00%	0.00%	34.19%
Invesco Government & Agency Portfolio	98.06%	0.00%	0.00%	0.00%	11.40%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	0.00%	100.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Treasury Portfolio	$1,523,548	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
**
The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
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Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
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Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSR-INST

Annual Financial Statements and Other Information
August 31, 2025
Personal Investment Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Approval of Investment Advisory and Sub-Advisory Contracts
35	Tax Information
36	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-33.62%
U.S. Treasury Bills-16.90%(a)
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	$770,000	$767,338,310
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	844,226,809
U.S. Treasury Bills	4.21%	11/06/2025	500,000	496,182,085
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	544,440,111
U.S. Treasury Bills	4.10%	12/16/2025	500,000	494,037,500
U.S. Treasury Bills	4.06%	01/02/2026	300,000	295,905,125
U.S. Treasury Bills	4.06%	02/05/2026	900,000	884,378,500
U.S. Treasury Bills	4.05%	02/12/2026	500,000	490,957,220
U.S. Treasury Bills	4.03%	02/19/2026	500,000	490,630,624
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	492,991,542
U.S. Treasury Bills	4.09%-4.13%	05/14/2026	396,000	384,852,392
U.S. Treasury Bills	4.08%	06/11/2026	200,000	193,804,658
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	753,452,867
				7,133,197,743
U.S. Treasury Floating Rate Notes-14.58%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	500,000	500,005,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.33%	07/31/2026	360,000	360,132,999
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	713,000	713,587,497
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	1,882,000	1,882,141,983
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	1,850,000	1,850,343,667
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	850,000	850,000,002
				6,156,211,602
U.S. Treasury Notes-2.14%
U.S. Treasury Notes	4.88%	05/31/2026	250,000	251,630,388
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,340,004
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,680,180
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,491,802
				903,142,374
Total U.S. Treasury Securities (Cost $14,192,551,719)				14,192,551,719
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-33.62% (Cost $14,192,551,719)				14,192,551,719
			Repurchase Amount
Repurchase Agreements-66.78%(c)
ABN AMRO Bank N.V., agreement dated 08/29/2025, maturing value of $250,120,278 (collateralized by U.S. Treasury obligations valued at $255,000,063; 0.38% - 4.88%; 05/15/2026 - 11/15/2034)	4.33%	09/02/2025	250,120,278	250,000,000
Bank of Nova Scotia, agreement dated 08/29/2025, maturing value of $550,264,611 (collateralized by U.S. Treasury obligations valued at $561,000,014; 0.00% - 5.38%; 10/15/2025 - 05/15/2054)	4.33%	09/02/2025	550,264,611	550,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(d)(e)	4.42%	09/02/2025	$490,240,644	$490,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(d)(e)	4.43%	09/02/2025	1,055,519,294	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,689,889 (collateralized by U.S. Treasury obligations valued at $1,428,000,016; 0.13% - 4.25%; 02/28/2031 - 04/30/2032)(d)(e)	4.44%	09/02/2025	1,400,689,889	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(d)(e)	4.44%	09/02/2025	1,000,493,333	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(d)(e)	4.44%	09/02/2025	550,271,333	550,000,000
BofA Securities, Inc., term agreement dated 07/01/2025, maturing value of $500,242,778 (collateralized by U.S. Treasury obligations valued at $510,000,041; 1.00% - 6.63%; 11/30/2025 - 05/15/2049)(d)	4.37%	09/02/2025	500,242,778	500,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	501,268,750	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.00% - 4.75%; 09/04/2025 - 02/15/2055)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	500,240,556	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	990,476,300	990,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	2,251,082,500	2,250,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	3,926,888,361	3,925,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(f)	4.30%	11/07/2025	198,023,650	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(f)	4.35%	09/04/2025	$500,060,417	$500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(f)	4.30%	10/29/2025	950,113,472	950,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 08/27/2025, maturing value of $1,400,169,944 (collateralized by U.S. Treasury obligations valued at $1,428,000,027; 0.00% - 4.75%; 10/21/2025 - 08/15/2054)(e)(f)	4.37%	09/03/2025	1,400,169,944	1,400,000,000
Goldman Sachs & Co., agreement dated 08/29/2025, maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0.00% - 4.50%; 05/15/2033 - 05/15/2044)	4.33%	09/02/2025	1,000,481,111	1,000,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	100,086,924	100,001,756
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	795,589,500	794,912,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/29/2025, maturing value of $942,687,912 (collateralized by U.S. Treasury obligations valued at $960,555,049; 0.00% - 4.75%; 06/30/2030 - 08/15/2054)	4.35%	09/02/2025	942,687,912	942,232,500
RBC Dominion Securities Inc., agreement dated 08/29/2025, maturing value of $500,240,556 (collateralized by U.S. Treasury obligations valued at $510,245,371; 0.00% - 4.75%; 10/02/2025 - 02/15/2055)	4.33%	09/02/2025	500,240,556	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	300,412,450	290,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	306,424,039	295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	770,155,000	750,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	1,000,851,667	1,000,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	212,941,425	212,839,026
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	774,692,371	774,311,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	$774,051,049	$773,955,810
Total Repurchase Agreements (Cost $28,193,252,830)				28,193,252,830
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $42,385,804,549)				42,385,804,549
OTHER ASSETS LESS LIABILITIES-(0.40)%				(167,117,921)
NET ASSETS-100.00%				$42,218,686,628
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-20.25%
U.S. Treasury Bills-19.24%(a)
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	$947,000	$943,717,199
U.S. Treasury Bills	4.08%	10/09/2025	625,000	622,369,792
U.S. Treasury Bills	4.19%	10/14/2025	250,000	248,777,625
U.S. Treasury Bills	4.15%	10/16/2025	460,000	457,665,500
U.S. Treasury Bills	4.22%	10/21/2025	1,375,000	1,366,986,927
U.S. Treasury Bills	4.28%	10/30/2025	100,000	99,328,056
U.S. Treasury Bills	4.17%	11/06/2025	525,000	521,022,927
U.S. Treasury Bills	4.21%-4.22%	11/12/2025	1,415,000	1,403,210,200
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	1,075,000	1,065,983,309
U.S. Treasury Bills	4.38%	11/28/2025	800,000	791,806,222
U.S. Treasury Bills	4.17%-4.18%	12/02/2025	450,000	445,263,022
U.S. Treasury Bills	4.15%	12/09/2025	475,000	469,657,438
U.S. Treasury Bills	4.07%	01/02/2026	400,000	394,533,333
U.S. Treasury Bills	4.05%-4.07%	02/05/2026	1,650,000	1,621,371,486
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	1,275,000	1,252,051,844
U.S. Treasury Bills	4.03%	02/19/2026	435,000	426,848,642
U.S. Treasury Bills	4.12%	03/19/2026	370,000	361,910,926
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,289,621,990
U.S. Treasury Bills	3.91%	08/06/2026	495,000	477,456,444
				14,259,582,882
U.S. Treasury Floating Rate Notes-0.54%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	400,000	400,092,784
U.S. Treasury Notes-0.47%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	351,961,230
Total U.S. Treasury Securities (Cost $15,011,636,896)				15,011,636,896
U.S. Government Sponsored Agency Securities-14.87%
Federal Farm Credit Bank (FFCB)-8.90%
Federal Farm Credit Bank (SOFR)(b)	4.34%	09/11/2025	30,000	30,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(b)	4.48%	09/26/2025	112,956	112,959,530
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/03/2025	10,000	10,000,144
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	11/18/2025	20,000	20,001,691
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	11/21/2025	75,000	75,010,759
Federal Farm Credit Bank (SOFR + 0.35%)(b)	4.69%	11/25/2025	60,000	60,036,237
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	12/02/2025	20,000	20,002,088
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(b)	4.67%	12/29/2025	20,000	20,013,115
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	03/05/2026	28,000	28,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$139,000	$139,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	192,000	192,019,380
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	100,000	100,000,000
				6,597,042,944
Federal Home Loan Bank (FHLB)-5.87%
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.52%	09/02/2025	10,000	10,000,018
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	11/12/2025	7,000	7,000,325
Federal Home Loan Bank (SOFR)(b)	4.34%	11/13/2025	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/17/2025	10,000	10,000,910
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/20/2025	115,000	115,018,103
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR)(b)	4.34%	12/19/2025	700,000	700,000,000
Federal Home Loan Bank (SOFR + 0.01%)(b)	4.35%	12/19/2025	200,000	200,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	12/19/2025	50,000	49,999,970
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	01/02/2026	8,000	8,000,453
Federal Home Loan Bank (SOFR)(b)	4.34%	01/08/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	172,000	169,093,678
Federal Home Loan Bank(a)	4.03%	02/05/2026	67,000	65,845,832
Federal Home Loan Bank(a)	4.00%	03/06/2026	475,000	465,404,208
Federal Home Loan Bank (SOFR + 0.25%)(b)	4.59%	03/27/2026	35,000	35,029,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	$34,000	$34,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	450,000	450,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	07/29/2027	123,000	123,000,000
				4,351,393,489
U.S. International Development Finance Corp. (DFC)-0.10%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	263	263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.60%	07/09/2026	5,100	5,100,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	2,083	2,083,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	11/15/2028	29,545	29,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	05/15/2030	4,862	4,862,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	4,667	4,666,667
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.50%	03/15/2030	21,375	21,375,000
				69,145,613
Total U.S. Government Sponsored Agency Securities (Cost $11,017,582,046)				11,017,582,046
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.73%
Federal Home Loan Mortgage Corp. (FHLMC)-2.36%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/23/2026	263,625	263,628,100
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	265,000	264,928,875
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	250,000	250,000,000
				1,749,556,975
Federal National Mortgage Association (FNMA)-2.37%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	105,000	105,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	$831,250	$831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,504,806,975)				3,504,806,975
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-39.85% (Cost $29,534,025,917)				29,534,025,917
			Repurchase Amount
Repurchase Agreements-58.92%(d)
Banco Santander, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,491,867; 0.00% - 9.00%; 10/14/2025 - 08/01/2056)	4.34%	09/02/2025	450,217,000	450,000,000
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	600,289,333	600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	954,045,417	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	650,319,222	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	1,400,690,667	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(e)(f)	4.43%	09/02/2025	945,465,150	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	1,195,588,206	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $100,047,222 (collateralized by U.S. Treasury obligations valued at $102,000,003; 0.13% - 2.00%; 02/15/2050 - 02/15/2052)	4.25%	09/02/2025	100,047,222	100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $250,120,556 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.71% - 5.65%; 03/25/2036 - 12/20/2068)	4.34%	09/02/2025	250,120,556	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	$1,362,667,380	$1,362,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	681,333,690	681,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	680,336,978	680,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	1,177,981,563	1,175,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	750,360,833	750,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	141,608,444	140,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.50% - 7.00%; 02/25/2037 - 09/15/2060)	3.96%	08/10/2026	260,010,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	650,312,722	650,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	2,451,178,722	2,450,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,725,829,917	1,725,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 08/29/2025, maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,001; 0.00% - 4.75%; 09/30/2025 - 08/15/2054)	4.33%	09/02/2025	$4,001,924,444	$4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	365,043,597	365,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(g)	4.35%	09/04/2025	500,060,417	500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	735,087,792	735,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(f)(h)	4.38%	09/02/2025	888,451,008	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	170,145,384	170,000,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	721,989,371	721,375,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	450,380,625	450,000,000
Prudential Insurance Co. of America, agreement dated 08/29/2025, maturing value of $908,747,766 (collateralized by U.S. Treasury obligations valued at $925,672,206; 0.00% - 4.63%; 07/31/2026 - 08/15/2052)	4.35%	09/02/2025	908,747,766	908,308,750
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	722,761,550	698,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	390,211,867	380,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	1,159,568,850	1,133,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $511,725,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $520,293,709; 0.75% - 5.50%; 01/15/2026 - 03/20/2065)(e)	4.20%	09/30/2025	173,986,500	170,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	$220,213,644	$220,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	300,255,500	300,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,010,487,044	1,010,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,073,028,552	1,072,512,554
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage- backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	1,758,596,849	1,757,749,223
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	750,216,234	749,847,143
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	749,293,622	749,201,428
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	1,213,316,333	1,200,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	757,968,750	750,000,000
Wells Fargo Securities, LLC, term agreement dated 08/27/2025, maturing value of $500,425,833 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.50%; 09/01/2028 - 09/01/2055)(e)	4.38%	09/03/2025	500,425,833	500,000,000
Total Repurchase Agreements (Cost $43,666,994,698)				43,666,994,698
TOTAL INVESTMENTS IN SECURITIES(i)-98.77% (Cost $73,201,020,615)				73,201,020,615
OTHER ASSETS LESS LIABILITIES-1.23%				913,827,272
NET ASSETS-100.00%				$74,114,847,887
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-106.67%
U.S. Treasury Bills-92.82%(a)
U.S. Treasury Bills	4.25%-4.30%	09/02/2025	$46,250	$46,244,518
U.S. Treasury Bills	4.26%-4.28%	09/04/2025	50,670	50,652,022
U.S. Treasury Bills	4.30%-4.31%	09/09/2025	86,700	86,617,218
U.S. Treasury Bills	4.29%	09/11/2025	70,000	69,916,988
U.S. Treasury Bills	4.28%-4.30%	09/16/2025	92,130	91,965,944
U.S. Treasury Bills	4.32%	09/18/2025	31,000	30,937,053
U.S. Treasury Bills	4.28%-4.29%	09/23/2025	118,000	117,692,387
U.S. Treasury Bills	4.26%	09/25/2025	27,000	26,923,635
U.S. Treasury Bills	4.32%	09/30/2025	116,000	115,608,787
U.S. Treasury Bills	4.16%-4.28%	10/02/2025	50,000	49,820,748
U.S. Treasury Bills	4.24%-4.28%	10/07/2025	76,250	75,928,209
U.S. Treasury Bills	4.23%-4.31%	10/09/2025	73,000	72,674,245
U.S. Treasury Bills	4.28%	10/14/2025	44,000	43,778,305
U.S. Treasury Bills	4.15%-4.18%	10/16/2025	22,550	22,434,721
U.S. Treasury Bills	4.23%-4.29%	10/21/2025	79,000	78,537,299
U.S. Treasury Bills	4.26%	10/28/2025	63,000	62,589,156
U.S. Treasury Bills	4.15%	10/30/2025	14,000	13,906,846
U.S. Treasury Bills	4.17%-4.21%	11/06/2025	35,000	34,734,877
U.S. Treasury Bills	4.22%	11/20/2025	14,000	13,871,387
U.S. Treasury Bills	4.29%	11/25/2025	14,000	13,860,258
U.S. Treasury Bills	4.18%	12/02/2025	12,000	11,873,423
U.S. Treasury Bills	4.22%	12/04/2025	14,000	13,848,751
U.S. Treasury Bills	4.16%	12/09/2025	35,000	34,604,894
U.S. Treasury Bills	4.10%	12/16/2025	24,000	23,713,800
U.S. Treasury Bills	4.06%	02/05/2026	16,500	16,213,606
U.S. Treasury Bills	4.05%	02/12/2026	14,000	13,746,802
U.S. Treasury Bills	3.99%	02/26/2026	13,000	12,748,545
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,776,405
U.S. Treasury Bills	4.09%-4.12%	06/11/2026	11,000	10,657,311
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	17,870,463
U.S. Treasury Bills	3.89%-3.92%	08/06/2026	12,000	11,574,790
				1,294,323,393
U.S. Treasury Floating Rate Notes-10.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	25,000	25,000,468
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	16,000	16,012,758
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	44,000	44,002,044
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	35,000	35,005,884
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	22,000	21,989,614
				142,010,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-3.67%
U.S. Treasury Notes	0.25%	09/30/2025	$25,000	$24,921,135
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,958,114
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,002,135
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,261,509
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,015,081
				51,157,974
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $1,487,492,135)				1,487,492,135
OTHER ASSETS LESS LIABILITIES-(6.67)%				(93,076,180)
NET ASSETS-100.00%				$1,394,415,955
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statement of Assets and Liabilities
August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$14,192,551,719	$29,534,025,917	$1,487,492,135
Repurchase agreements, at value and cost	28,193,252,830	43,666,994,698	-
Cash	601,852,219	2,286,519,843	60,421
Receivable for:
Fund shares sold	16,194,845	16,266,419	250,000
Interest	93,370,311	240,037,393	770,135
Fund expenses absorbed	1,239,145	52,463	39,632
Investment for trustee deferred compensation and retirement plans	2,135,649	972,871	104,094
Other assets	14,259	-	60,400
Total assets	43,100,610,977	75,744,869,604	1,488,776,817
Liabilities:
Payable for:
Investments purchased	773,955,809	1,471,402,554	92,573,393
Fund shares reacquired	5,211,936	4,881,202	-
Dividends	90,756,740	140,833,640	1,306,395
Accrued fees to affiliates	9,686,436	11,686,472	316,825
Accrued trustees’ and officers’ fees and benefits	49,368	86,588	4,548
Accrued operating expenses	5,707	31,972	49,333
Trustee deferred compensation and retirement plans	2,258,353	1,099,289	110,368
Total liabilities	881,924,349	1,630,021,717	94,360,862
Net assets applicable to shares outstanding	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net assets consist of:
Shares of beneficial interest	$42,216,562,846	$74,132,069,507	$1,394,827,416
Distributable earnings (loss)	2,123,782	(17,221,620)	(411,461)
	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net Assets:
Cash Management Class	$757,752,974	$905,162,496	$3,212,409
CAVU Securities Class	$2,171,964,591	$10,635,789,736	$-
Corporate Class	$1,738,449,879	$310,836,105	$12,107
Institutional Class	$34,146,255,451	$59,099,671,846	$1,169,058,788
Personal Investment Class	$1,248,784,315	$116,601,644	$11,622
Premier Class	$-	$1,286,922,242	$-
Private Investment Class	$1,538,728,637	$1,156,961,046	$110,468,511
Reserve Class	$581,764,868	$432,936,686	$99,950,837
Resource Class	$34,985,913	$169,966,086	$11,701,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
August 31, 2025
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	757,683,244	905,366,520	3,213,229
CAVU Securities Class	2,171,699,686	10,638,937,276	-
Corporate Class	1,738,266,041	310,908,158	12,109
Institutional Class	34,142,378,215	59,112,601,079	1,169,355,780
Personal Investment Class	1,248,659,279	116,628,911	11,625
Premier Class	-	1,287,221,800	-
Private Investment Class	1,538,575,761	1,157,235,946	110,496,693
Reserve Class	581,707,767	433,048,929	99,976,388
Resource Class	34,982,605	170,007,599	11,704,665
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$42,385,804,549	$73,201,020,615	$1,487,492,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$1,818,513,428	$3,231,099,818	$63,611,059
Expenses:
Advisory fees	60,245,646	70,913,931	1,782,149
Administrative services fees	17,873,892	31,548,700	632,410
Custodian fees	915,705	3,358,177	16,145
Distribution fees:
Cash Management Class	481,110	711,174	2,725
Corporate Class	507,737	127,826	4
Personal Investment Class	6,580,773	578,036	62
Private Investment Class	4,354,902	3,800,351	226,129
Reserve Class	5,016,114	4,655,225	1,111,416
Resource Class	51,927	236,357	5,540
Transfer agent fees	3,615,083	6,382,938	126,650
Trustees’ and officers’ fees and benefits	267,249	859,415	36,611
Registration and filing fees	531,020	717,187	133,670
Reports to shareholders	101,761	78,960	19,432
Professional services fees	250,133	621,141	60,731
Other	577,167	1,948,697	100,681
Total expenses	101,370,219	126,538,115	4,254,355
Less: Fees waived and expenses reimbursed	(12,065,892)	(2,749,265)	(375,067)
Net expenses	89,304,327	123,788,850	3,879,288
Net investment income	1,729,209,101	3,107,310,968	59,731,771
Net realized gain from unaffiliated investment securities	3,298,443	3,328,175	64,434
Net increase in net assets resulting from operations	$1,732,507,544	$3,110,639,143	$59,796,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2025	2024	2025	2024
Operations:
Net investment income	$1,729,209,101	$1,798,523,091	$3,107,310,968	$3,528,423,714

Net realized gain	3,298,443	588,216	3,328,175	5,590,379

Net increase in net assets resulting from operations	1,732,507,544	1,799,111,307	3,110,639,143	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(25,687,348)	(20,301,185)	(38,553,827)	(28,249,324)

CAVU Securities Class	(78,450,559)	(64,820,637)	(481,042,396)	(524,316,880)

Corporate Class	(73,363,468)	(87,424,956)	(18,642,367)	(20,482,672)

Institutional Class	(1,425,453,369)	(1,491,466,650)	(2,408,226,681)	(2,850,941,667)

Personal Investment Class	(45,654,427)	(45,434,838)	(4,062,030)	(3,967,725)

Premier Class	-	-	(79,205,504)	(5,919,550)

Private Investment Class	(59,014,660)	(58,364,064)	(52,276,712)	(63,152,533)

Reserve Class	(20,217,684)	(28,547,353)	(19,034,296)	(22,679,822)

Resource Class	(1,367,586)	(2,163,408)	(6,267,155)	(8,713,541)

Total distributions from distributable earnings	(1,729,209,101)	(1,798,523,091)	(3,107,310,968)	(3,528,423,714)

Share transactions-net:
Cash Management Class	304,667,225	274,262,107	192,268,565	77,173,596

CAVU Securities Class	696,119,180	209,970,253	2,596,047,031	(4,720,514,007)

Corporate Class	28,255,038	147,046,591	57,350,791	(42,052,014)

Institutional Class	9,276,563,907	(3,968,533,305)	17,386,599,348	(23,954,606,903)

Personal Investment Class	207,488,103	193,522,167	15,190,572	14,701,368

Premier Class	-	-	215,357,165	1,071,864,635

Private Investment Class	264,466,803	187,049,599	(191,536,542)	376,265,090

Reserve Class	59,026,245	(93,504,210)	(96,263,578)	86,941,326

Resource Class	6,202,198	(62,351,419)	44,765,678	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,842,788,699	(3,112,538,217)	20,219,779,030	(27,130,955,934)

Net increase (decrease) in net assets	10,846,087,142	(3,111,950,001)	20,223,107,205	(27,125,365,555)

Net assets:
Beginning of year	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of year	$42,218,686,628	$31,372,599,486	$74,114,847,887	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco Treasury Obligations Portfolio
	2025	2024
Operations:
Net investment income	$59,731,771	$77,226,626

Net realized gain	64,434	17,841

Net increase in net assets resulting from operations	59,796,205	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(142,285)	(295,678)

Corporate Class	(509)	(31,523)

Institutional Class	(51,367,259)	(69,995,123)

Personal Investment Class	(435)	(541)

Private Investment Class	(3,657,529)	(1,796,244)

Reserve Class	(4,423,607)	(4,886,532)

Resource Class	(140,147)	(220,985)

Total distributions from distributable earnings	(59,731,771)	(77,226,626)

Share transactions-net:
Cash Management Class	1,177,647	(8,328,333)

Corporate Class	558	(2,766,908)

Institutional Class	(114,033,482)	(200,148,453)

Personal Investment Class	(355)	1,336

Private Investment Class	60,735,026	25,697,808

Reserve Class	(28,854,072)	54,825,820

Resource Class	10,159,425	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(70,815,253)	(135,417,599)

Net increase (decrease) in net assets	(70,750,819)	(135,399,758)

Net assets:
Beginning of year	1,465,166,774	1,600,566,532

End of year	$1,394,415,955	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$(0.04)	$1.00	3.90%	$1,248,784	0.73%	0.76%	3.80%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	(0.05)	1.00	4.79	1,041,215	0.73	0.76	4.69
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	3.81	847,631	0.73	0.77	3.83
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.26	580,831	0.36	0.76	0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.01	265,106	0.10	0.76	0.01
Invesco Government & Agency Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	3.94	116,602	0.71	0.71	3.85
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	(0.05)	1.00	4.80	101,401	0.71	0.71	4.67
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	3.81	86,709	0.71	0.71	3.84
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.29	39,333	0.44	0.71	0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.02	9,360	0.08	0.71	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	3.86	12	0.73	0.76	3.80
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	(0.05)	1.00	4.75	12	0.73	0.76	4.64
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	3.68	11	0.73	0.75	3.67
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.23	12,718	0.42	0.76	0.17
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.01	3,813	0.10	0.76	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and
22
Short-Term Investments Trust

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
23
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the year ended August 31, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$12,065,892
Invesco Government & Agency Portfolio	2,749,265
Invesco Treasury Obligations Portfolio	375,067
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
24
Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Treasury Portfolio	$1,729,209,101	$1,798,523,091
Invesco Government & Agency Portfolio	3,107,310,968	3,528,423,714
Invesco Treasury Obligations Portfolio	59,731,771	77,226,626

*	Includes short-term capital gain distributions, if any.

25
Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Treasury Portfolio	$1,600,064	$1,774,895	$(1,251,177)	$-	$-	$42,216,562,846	$42,218,686,628
Invesco Government & Agency Portfolio	1,201,895	-	(640,150)	-	(17,783,365)	74,132,069,507	74,114,847,887
Invesco Treasury Obligations Portfolio	49,580	-	(62,124)	(6,603)	(392,314)	1,394,827,416	1,394,415,955
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,487,498,738	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Treasury Portfolio	$1,523,548	$(1,523,548)	$-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	3,600,920,937	$3,600,920,937	2,333,007,866	$2,333,007,866
CAVU Securities Class	23,527,993,188	23,527,993,188	22,251,478,516	22,251,478,516
Corporate Class	12,559,534,465	12,559,534,465	12,354,552,252	12,354,552,252
Institutional Class	333,758,063,591	333,758,063,591	250,888,373,402	250,888,373,402
Personal Investment Class	3,205,309,751	3,205,309,751	3,726,713,615	3,726,713,615
Private Investment Class	2,989,527,878	2,989,527,878	2,799,879,705	2,799,879,705
Reserve Class	1,626,871,831	1,626,871,831	2,909,401,364	2,909,401,364
Resource Class	224,786,176	224,786,176	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	20,739,888	20,739,888	12,027,251	12,027,251
CAVU Securities Class	41,764,044	41,764,044	22,198,536	22,198,536
Corporate Class	71,459,329	71,459,329	71,234,826	71,234,826
Institutional Class	557,020,646	557,020,646	517,626,055	517,626,055
Personal Investment Class	14,012,185	14,012,185	21,558,843	21,558,843
Private Investment Class	47,483,117	47,483,117	42,479,974	42,479,974
Reserve Class	20,217,684	20,217,684	27,172,034	27,172,034
Resource Class	1,365,523	1,365,523	2,382,216	2,382,216
Reacquired:
Cash Management Class	(3,316,993,600)	(3,316,993,600)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(22,873,638,052)	(22,873,638,052)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(12,602,738,756)	(12,602,738,756)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(325,038,520,330)	(325,038,520,330)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(3,011,833,833)	(3,011,833,833)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(2,772,544,192)	(2,772,544,192)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(1,588,063,270)	(1,588,063,270)	(3,030,077,608)	(3,030,077,608)
Resource Class	(219,949,501)	(219,949,501)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,842,788,699	$10,842,788,699	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	470,032,296	$470,032,296	663,029,782	$663,029,782
CAVU Securities Class	158,775,398,045	158,775,398,045	127,354,073,926	127,354,073,926
Corporate Class	3,310,631,867	3,310,631,867	1,829,835,886	1,829,835,886
Institutional Class	453,816,449,533	453,816,449,533	605,516,883,360	605,516,883,360
Personal Investment Class	526,917,866	526,917,866	518,971,785	518,971,785
Premier Class	206,585,178,166	206,585,178,166	19,156,568,000	19,156,568,000
Private Investment Class	3,100,283,821	3,100,283,821	3,066,991,198	3,066,991,198
Reserve Class	1,139,461,368	1,139,461,368	1,575,680,738	1,575,680,738
Resource Class	1,437,543,718	1,437,543,718	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	36,452,141	36,452,141	7,700,062	7,700,062
CAVU Securities Class	275,989,363	275,989,363	308,419,873	308,419,873
Corporate Class	8,325,737	8,325,737	11,676,386	11,676,386
Institutional Class	1,006,741,573	1,006,741,573	1,195,586,093	1,195,586,093
Personal Investment Class	3,714,290	3,714,290	3,211,362	3,211,362
Premier Class	18,311,783	18,311,783	5,765	5,765
Private Investment Class	37,230,362	37,230,362	36,498,240	36,498,240
Reserve Class	19,034,296	19,034,296	21,397,617	21,397,617
Resource Class	3,543,555	3,543,555	5,524,706	5,524,706
Reacquired:
Cash Management Class	(314,215,872)	(314,215,872)	(593,556,248)	(593,556,248)
CAVU Securities Class	(156,455,340,377)	(156,455,340,377)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(3,261,606,813)	(3,261,606,813)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(437,436,591,758)	(437,436,591,758)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(515,441,584)	(515,441,584)	(507,481,779)	(507,481,779)
Premier Class	(206,388,132,784)	(206,388,132,784)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(3,329,050,725)	(3,329,050,725)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(1,254,759,242)	(1,254,759,242)	(1,510,137,029)	(1,510,137,029)
Resource Class	(1,396,321,595)	(1,396,321,595)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	20,219,779,030	$20,219,779,030	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,907,777	$6,907,777	2,423,695	$2,423,695
Corporate Class	49	49	-	-
Institutional Class	3,029,288,101	3,029,288,101	2,397,055,403	2,397,055,403
Personal Investment Class	46	46	800	800
Private Investment Class	260,097,860	260,097,860	49,001,788	49,001,788
Reserve Class	327,386,055	327,386,055	395,815,661	395,815,661
Resource Class	18,881,321	18,881,321	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	142,285	142,285	316,891	316,891
Corporate Class	509	509	35,642	35,642
Institutional Class	38,862,850	38,862,850	46,124,263	46,124,263
Personal Investment Class	435	435	536	536
Private Investment Class	3,399,763	3,399,763	1,540,314	1,540,314
Reserve Class	2,303,366	2,303,366	2,043,763	2,043,763
Resource Class	140,147	140,147	200,154	200,154
Reacquired:
Cash Management Class	(5,872,415)	(5,872,415)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(3,182,184,433)	(3,182,184,433)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(202,762,597)	(202,762,597)	(24,844,294)	(24,844,294)
Reserve Class	(358,543,493)	(358,543,493)	(343,033,604)	(343,033,604)
Resource Class	(8,862,043)	(8,862,043)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(70,815,253)	$(70,815,253)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Personal Investment Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights of the Personal Investment Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
30
Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the
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Short-Term Investments Trust

Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category GR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The
Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet US Treasury & Repo Institutional Category NR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management
32
Short-Term Investments Trust

and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
INVESCO GOVERNMENT & AGENCY PORTFOLIO AND INVESCO TREASURY PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in
33
Short-Term Investments Trust

economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
34
Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Treasury Portfolio	98.60%	0.00%	0.00%	0.00%	34.19%
Invesco Government & Agency Portfolio	98.06%	0.00%	0.00%	0.00%	11.40%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	0.00%	100.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Treasury Portfolio	$1,523,548	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
**
The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
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Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
36
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSR-PER

Annual Financial Statements and Other Information
August 31, 2025
Premier Class
Short-Term Investments Trust (STIT)
Invesco Government & Agency Portfolio

2	Schedule of Investments
10	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Approval of Investment Advisory and Sub-Advisory Contracts
25	Tax Information
26	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-20.25%
U.S. Treasury Bills-19.24%(a)
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	$947,000	$943,717,199
U.S. Treasury Bills	4.08%	10/09/2025	625,000	622,369,792
U.S. Treasury Bills	4.19%	10/14/2025	250,000	248,777,625
U.S. Treasury Bills	4.15%	10/16/2025	460,000	457,665,500
U.S. Treasury Bills	4.22%	10/21/2025	1,375,000	1,366,986,927
U.S. Treasury Bills	4.28%	10/30/2025	100,000	99,328,056
U.S. Treasury Bills	4.17%	11/06/2025	525,000	521,022,927
U.S. Treasury Bills	4.21%-4.22%	11/12/2025	1,415,000	1,403,210,200
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	1,075,000	1,065,983,309
U.S. Treasury Bills	4.38%	11/28/2025	800,000	791,806,222
U.S. Treasury Bills	4.17%-4.18%	12/02/2025	450,000	445,263,022
U.S. Treasury Bills	4.15%	12/09/2025	475,000	469,657,438
U.S. Treasury Bills	4.07%	01/02/2026	400,000	394,533,333
U.S. Treasury Bills	4.05%-4.07%	02/05/2026	1,650,000	1,621,371,486
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	1,275,000	1,252,051,844
U.S. Treasury Bills	4.03%	02/19/2026	435,000	426,848,642
U.S. Treasury Bills	4.12%	03/19/2026	370,000	361,910,926
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,289,621,990
U.S. Treasury Bills	3.91%	08/06/2026	495,000	477,456,444
				14,259,582,882
U.S. Treasury Floating Rate Notes-0.54%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	400,000	400,092,784
U.S. Treasury Notes-0.47%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	351,961,230
Total U.S. Treasury Securities (Cost $15,011,636,896)				15,011,636,896
U.S. Government Sponsored Agency Securities-14.87%
Federal Farm Credit Bank (FFCB)-8.90%
Federal Farm Credit Bank (SOFR)(b)	4.34%	09/11/2025	30,000	30,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(b)	4.48%	09/26/2025	112,956	112,959,530
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/03/2025	10,000	10,000,144
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	11/18/2025	20,000	20,001,691
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	11/21/2025	75,000	75,010,759
Federal Farm Credit Bank (SOFR + 0.35%)(b)	4.69%	11/25/2025	60,000	60,036,237
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	12/02/2025	20,000	20,002,088
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(b)	4.67%	12/29/2025	20,000	20,013,115
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	03/05/2026	28,000	28,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$139,000	$139,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	192,000	192,019,380
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	100,000	100,000,000
				6,597,042,944
Federal Home Loan Bank (FHLB)-5.87%
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.52%	09/02/2025	10,000	10,000,018
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	11/12/2025	7,000	7,000,325
Federal Home Loan Bank (SOFR)(b)	4.34%	11/13/2025	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/17/2025	10,000	10,000,910
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/20/2025	115,000	115,018,103
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR)(b)	4.34%	12/19/2025	700,000	700,000,000
Federal Home Loan Bank (SOFR + 0.01%)(b)	4.35%	12/19/2025	200,000	200,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	12/19/2025	50,000	49,999,970
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	01/02/2026	8,000	8,000,453
Federal Home Loan Bank (SOFR)(b)	4.34%	01/08/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	172,000	169,093,678
Federal Home Loan Bank(a)	4.03%	02/05/2026	67,000	65,845,832
Federal Home Loan Bank(a)	4.00%	03/06/2026	475,000	465,404,208
Federal Home Loan Bank (SOFR + 0.25%)(b)	4.59%	03/27/2026	35,000	35,029,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	$34,000	$34,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	450,000	450,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	07/29/2027	123,000	123,000,000
				4,351,393,489
U.S. International Development Finance Corp. (DFC)-0.10%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	263	263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.60%	07/09/2026	5,100	5,100,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	2,083	2,083,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	11/15/2028	29,545	29,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	05/15/2030	4,862	4,862,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	4,667	4,666,667
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.50%	03/15/2030	21,375	21,375,000
				69,145,613
Total U.S. Government Sponsored Agency Securities (Cost $11,017,582,046)				11,017,582,046
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.73%
Federal Home Loan Mortgage Corp. (FHLMC)-2.36%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/23/2026	263,625	263,628,100
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	265,000	264,928,875
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	250,000	250,000,000
				1,749,556,975
Federal National Mortgage Association (FNMA)-2.37%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	105,000	105,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	$831,250	$831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,504,806,975)				3,504,806,975
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-39.85% (Cost $29,534,025,917)				29,534,025,917
			Repurchase Amount
Repurchase Agreements-58.92%(d)
Banco Santander, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,491,867; 0.00% - 9.00%; 10/14/2025 - 08/01/2056)	4.34%	09/02/2025	450,217,000	450,000,000
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	600,289,333	600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	954,045,417	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	650,319,222	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	1,400,690,667	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(e)(f)	4.43%	09/02/2025	945,465,150	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	1,195,588,206	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $100,047,222 (collateralized by U.S. Treasury obligations valued at $102,000,003; 0.13% - 2.00%; 02/15/2050 - 02/15/2052)	4.25%	09/02/2025	100,047,222	100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $250,120,556 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.71% - 5.65%; 03/25/2036 - 12/20/2068)	4.34%	09/02/2025	250,120,556	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	$1,362,667,380	$1,362,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	681,333,690	681,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	680,336,978	680,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	1,177,981,563	1,175,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	750,360,833	750,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	141,608,444	140,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.50% - 7.00%; 02/25/2037 - 09/15/2060)	3.96%	08/10/2026	260,010,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	650,312,722	650,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	2,451,178,722	2,450,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,725,829,917	1,725,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 08/29/2025, maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,001; 0.00% - 4.75%; 09/30/2025 - 08/15/2054)	4.33%	09/02/2025	$4,001,924,444	$4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	365,043,597	365,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(g)	4.35%	09/04/2025	500,060,417	500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	735,087,792	735,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(f)(h)	4.38%	09/02/2025	888,451,008	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	170,145,384	170,000,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	721,989,371	721,375,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	450,380,625	450,000,000
Prudential Insurance Co. of America, agreement dated 08/29/2025, maturing value of $908,747,766 (collateralized by U.S. Treasury obligations valued at $925,672,206; 0.00% - 4.63%; 07/31/2026 - 08/15/2052)	4.35%	09/02/2025	908,747,766	908,308,750
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	722,761,550	698,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	390,211,867	380,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	1,159,568,850	1,133,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $511,725,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $520,293,709; 0.75% - 5.50%; 01/15/2026 - 03/20/2065)(e)	4.20%	09/30/2025	173,986,500	170,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	$220,213,644	$220,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	300,255,500	300,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,010,487,044	1,010,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,073,028,552	1,072,512,554
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage- backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	1,758,596,849	1,757,749,223
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	750,216,234	749,847,143
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	749,293,622	749,201,428
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	1,213,316,333	1,200,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	757,968,750	750,000,000
Wells Fargo Securities, LLC, term agreement dated 08/27/2025, maturing value of $500,425,833 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.50%; 09/01/2028 - 09/01/2055)(e)	4.38%	09/03/2025	500,425,833	500,000,000
Total Repurchase Agreements (Cost $43,666,994,698)				43,666,994,698
TOTAL INVESTMENTS IN SECURITIES(i)-98.77% (Cost $73,201,020,615)				73,201,020,615
OTHER ASSETS LESS LIABILITIES-1.23%				913,827,272
NET ASSETS-100.00%				$74,114,847,887
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Statement of Assets and Liabilities
August 31, 2025

Assets:
Investments in unaffiliated securities, at value	29,534,025,917
Repurchase agreements, at value and cost	43,666,994,698
Cash	2,286,519,843
Receivable for:
Fund shares sold	16,266,419
Interest	240,037,393
Fund expenses absorbed	52,463
Investment for trustee deferred compensation and retirement plans	972,871
Total assets	75,744,869,604
Liabilities:
Payable for:
Investments purchased	1,471,402,554
Fund shares reacquired	4,881,202
Dividends	140,833,640
Accrued fees to affiliates	11,686,472
Accrued trustees’ and officers’ fees and benefits	86,588
Accrued operating expenses	31,972
Trustee deferred compensation and retirement plans	1,099,289
Total liabilities	1,630,021,717
Net assets applicable to shares outstanding	74,114,847,887
Net assets consist of:
Shares of beneficial interest	74,132,069,507
Distributable earnings (loss)	(17,221,620)
74,114,847,887
Net Assets:
Cash Management Class	905,162,496
CAVU Securities Class	10,635,789,736
Corporate Class	310,836,105
Institutional Class	59,099,671,846
Personal Investment Class	116,601,644
Premier Class	1,286,922,242
Private Investment Class	1,156,961,046
Reserve Class	432,936,686
Resource Class	169,966,086
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
August 31, 2025
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	905,366,520
CAVU Securities Class	10,638,937,276
Corporate Class	310,908,158
Institutional Class	59,112,601,079
Personal Investment Class	116,628,911
Premier Class	1,287,221,800
Private Investment Class	1,157,235,946
Reserve Class	433,048,929
Resource Class	170,007,599
Net asset value, offering and redemption price per share for each class	1.00
Cost of Investments	73,201,020,615
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Statement of Operations
For the year ended August 31, 2025

Investment income:
Interest	$3,231,099,818
Expenses:
Advisory fees	70,913,931
Administrative services fees	31,548,700
Custodian fees	3,358,177
Distribution fees:
Cash Management Class	711,174
Corporate Class	127,826
Personal Investment Class	578,036
Private Investment Class	3,800,351
Reserve Class	4,655,225
Resource Class	236,357
Transfer agent fees	6,382,938
Trustees’ and officers’ fees and benefits	859,415
Registration and filing fees	717,187
Reports to shareholders	78,960
Professional services fees	621,141
Other	1,948,697
Total expenses	126,538,115
Less: Fees waived and expenses reimbursed	(2,749,265)
Net expenses	123,788,850
Net investment income	3,107,310,968
Net realized gain from unaffiliated investment securities	3,328,175
Net increase in net assets resulting from operations	$3,110,639,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Statement of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	2025	2024
Operations:
Net investment income	$3,107,310,968	$3,528,423,714

Net realized gain	3,328,175	5,590,379

Net increase in net assets resulting from operations	3,110,639,143	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(38,553,827)	(28,249,324)

CAVU Securities Class	(481,042,396)	(524,316,880)

Corporate Class	(18,642,367)	(20,482,672)

Institutional Class	(2,408,226,681)	(2,850,941,667)

Personal Investment Class	(4,062,030)	(3,967,725)

Premier Class	(79,205,504)	(5,919,550)

Private Investment Class	(52,276,712)	(63,152,533)

Reserve Class	(19,034,296)	(22,679,822)

Resource Class	(6,267,155)	(8,713,541)

Total distributions from distributable earnings	(3,107,310,968)	(3,528,423,714)

Share transactions-net:
Cash Management Class	192,268,565	77,173,596

CAVU Securities Class	2,596,047,031	(4,720,514,007)

Corporate Class	57,350,791	(42,052,014)

Institutional Class	17,386,599,348	(23,954,606,903)

Personal Investment Class	15,190,572	14,701,368

Premier Class	215,357,165	1,071,864,635

Private Investment Class	(191,536,542)	376,265,090

Reserve Class	(96,263,578)	86,941,326

Resource Class	44,765,678	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	20,219,779,030	(27,130,955,934)

Net increase (decrease) in net assets	20,223,107,205	(27,125,365,555)

Net assets:
Beginning of year	53,891,740,682	81,017,106,237

End of year	$74,114,847,887	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Premier Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Government & Agency Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$1.00	4.55%	$1,286,922	0.12%	0.16%	4.44%
Period ended 08/31/24(c)	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.24	1,071,639	0.12 (d)	0.17 (d)	5.26 (d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Commencement date of June 7, 2024
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Fund covered in this report is Invesco Government & Agency Portfolio (the “Fund”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of the Fund is to provide current income consistent with preservation of capital and liquidity.
The Fund currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
15
Short-Term Investments Trust

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on the Fund’s average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
16
Short-Term Investments Trust

For the year ended August 31, 2025, the management fee incurred for the Fund was equivalent to the annual effective rate of the Fund’s average daily net assets, as shown below:
Invesco Government & Agency Portfolio	0.10
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for the Fund’s shares (except Premier Class shares) through at least December 31, 2024 and for Premier Class shares through at least May 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for the Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Government & Agency Portfolio	$2,749,265
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of the Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of the Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.12%	0.30%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of the Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
17
Short-Term Investments Trust

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Fund for such activity, the Fund may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Fund can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Government & Agency Portfolio	$3,107,310,968	$3,528,423,714

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Government & Agency Portfolio	$1,201,895	$(640,150)	$(17,783,365)	$74,132,069,507	$74,114,847,887
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term
	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$17,783,365

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

18
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	470,032,296	$470,032,296	663,029,782	$663,029,782
CAVU Securities Class	158,775,398,045	158,775,398,045	127,354,073,926	127,354,073,926
Corporate Class	3,310,631,867	3,310,631,867	1,829,835,886	1,829,835,886
Institutional Class	453,816,449,533	453,816,449,533	605,516,883,360	605,516,883,360
Personal Investment Class	526,917,866	526,917,866	518,971,785	518,971,785
Premier Class	206,585,178,166	206,585,178,166	19,156,568,000	19,156,568,000
Private Investment Class	3,100,283,821	3,100,283,821	3,066,991,198	3,066,991,198
Reserve Class	1,139,461,368	1,139,461,368	1,575,680,738	1,575,680,738
Resource Class	1,437,543,718	1,437,543,718	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	36,452,141	36,452,141	7,700,062	7,700,062
CAVU Securities Class	275,989,363	275,989,363	308,419,873	308,419,873
Corporate Class	8,325,737	8,325,737	11,676,386	11,676,386
Institutional Class	1,006,741,573	1,006,741,573	1,195,586,093	1,195,586,093
Personal Investment Class	3,714,290	3,714,290	3,211,362	3,211,362
Premier Class	18,311,783	18,311,783	5,765	5,765
Private Investment Class	37,230,362	37,230,362	36,498,240	36,498,240
Reserve Class	19,034,296	19,034,296	21,397,617	21,397,617
Resource Class	3,543,555	3,543,555	5,524,706	5,524,706
Reacquired:
Cash Management Class	(314,215,872)	(314,215,872)	(593,556,248)	(593,556,248)
CAVU Securities Class	(156,455,340,377)	(156,455,340,377)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(3,261,606,813)	(3,261,606,813)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(437,436,591,758)	(437,436,591,758)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(515,441,584)	(515,441,584)	(507,481,779)	(507,481,779)
Premier Class	(206,388,132,784)	(206,388,132,784)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(3,329,050,725)	(3,329,050,725)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(1,254,759,242)	(1,254,759,242)	(1,510,137,029)	(1,510,137,029)
Resource Class	(1,396,321,595)	(1,396,321,595)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	20,219,779,030	$20,219,779,030	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Government & Agency Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Government & Agency Portfolio (one of the funds constituting Short-Term Investments Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, and the financial highlights of the Premier Class for the year ended August 31, 2025 and for the period June 7, 2024 (commencement date) through August 31, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year ended August 31, 2025, and the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights of the Premier Class for the year ended August 31, 2025 and for the period June 7, 2024 (commencement date) through August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
20
Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the
21
Short-Term Investments Trust

Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category GR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The
Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet US Treasury & Repo Institutional Category NR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management
22
Short-Term Investments Trust

and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
INVESCO GOVERNMENT & AGENCY PORTFOLIO AND INVESCO TREASURY PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in
23
Short-Term Investments Trust

economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
24
Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Government & Agency Portfolio	98.06%	0.00%	0.00%	0.00%	11.40%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Government & Agency Portfolio	$-	100.00%
**
The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.
25
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
26
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSR-PMR

Annual Financial Statements and Other Information
August 31, 2025
Private Investment Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Approval of Investment Advisory and Sub-Advisory Contracts
35	Tax Information
36	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-33.62%
U.S. Treasury Bills-16.90%(a)
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	$770,000	$767,338,310
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	844,226,809
U.S. Treasury Bills	4.21%	11/06/2025	500,000	496,182,085
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	544,440,111
U.S. Treasury Bills	4.10%	12/16/2025	500,000	494,037,500
U.S. Treasury Bills	4.06%	01/02/2026	300,000	295,905,125
U.S. Treasury Bills	4.06%	02/05/2026	900,000	884,378,500
U.S. Treasury Bills	4.05%	02/12/2026	500,000	490,957,220
U.S. Treasury Bills	4.03%	02/19/2026	500,000	490,630,624
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	492,991,542
U.S. Treasury Bills	4.09%-4.13%	05/14/2026	396,000	384,852,392
U.S. Treasury Bills	4.08%	06/11/2026	200,000	193,804,658
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	753,452,867
				7,133,197,743
U.S. Treasury Floating Rate Notes-14.58%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	500,000	500,005,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.33%	07/31/2026	360,000	360,132,999
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	713,000	713,587,497
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	1,882,000	1,882,141,983
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	1,850,000	1,850,343,667
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	850,000	850,000,002
				6,156,211,602
U.S. Treasury Notes-2.14%
U.S. Treasury Notes	4.88%	05/31/2026	250,000	251,630,388
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,340,004
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,680,180
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,491,802
				903,142,374
Total U.S. Treasury Securities (Cost $14,192,551,719)				14,192,551,719
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-33.62% (Cost $14,192,551,719)				14,192,551,719
			Repurchase Amount
Repurchase Agreements-66.78%(c)
ABN AMRO Bank N.V., agreement dated 08/29/2025, maturing value of $250,120,278 (collateralized by U.S. Treasury obligations valued at $255,000,063; 0.38% - 4.88%; 05/15/2026 - 11/15/2034)	4.33%	09/02/2025	250,120,278	250,000,000
Bank of Nova Scotia, agreement dated 08/29/2025, maturing value of $550,264,611 (collateralized by U.S. Treasury obligations valued at $561,000,014; 0.00% - 5.38%; 10/15/2025 - 05/15/2054)	4.33%	09/02/2025	550,264,611	550,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(d)(e)	4.42%	09/02/2025	$490,240,644	$490,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(d)(e)	4.43%	09/02/2025	1,055,519,294	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,689,889 (collateralized by U.S. Treasury obligations valued at $1,428,000,016; 0.13% - 4.25%; 02/28/2031 - 04/30/2032)(d)(e)	4.44%	09/02/2025	1,400,689,889	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(d)(e)	4.44%	09/02/2025	1,000,493,333	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(d)(e)	4.44%	09/02/2025	550,271,333	550,000,000
BofA Securities, Inc., term agreement dated 07/01/2025, maturing value of $500,242,778 (collateralized by U.S. Treasury obligations valued at $510,000,041; 1.00% - 6.63%; 11/30/2025 - 05/15/2049)(d)	4.37%	09/02/2025	500,242,778	500,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	501,268,750	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.00% - 4.75%; 09/04/2025 - 02/15/2055)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	500,240,556	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	990,476,300	990,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	2,251,082,500	2,250,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	3,926,888,361	3,925,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(f)	4.30%	11/07/2025	198,023,650	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(f)	4.35%	09/04/2025	$500,060,417	$500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(f)	4.30%	10/29/2025	950,113,472	950,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 08/27/2025, maturing value of $1,400,169,944 (collateralized by U.S. Treasury obligations valued at $1,428,000,027; 0.00% - 4.75%; 10/21/2025 - 08/15/2054)(e)(f)	4.37%	09/03/2025	1,400,169,944	1,400,000,000
Goldman Sachs & Co., agreement dated 08/29/2025, maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0.00% - 4.50%; 05/15/2033 - 05/15/2044)	4.33%	09/02/2025	1,000,481,111	1,000,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	100,086,924	100,001,756
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	795,589,500	794,912,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/29/2025, maturing value of $942,687,912 (collateralized by U.S. Treasury obligations valued at $960,555,049; 0.00% - 4.75%; 06/30/2030 - 08/15/2054)	4.35%	09/02/2025	942,687,912	942,232,500
RBC Dominion Securities Inc., agreement dated 08/29/2025, maturing value of $500,240,556 (collateralized by U.S. Treasury obligations valued at $510,245,371; 0.00% - 4.75%; 10/02/2025 - 02/15/2055)	4.33%	09/02/2025	500,240,556	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	300,412,450	290,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	306,424,039	295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	770,155,000	750,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	1,000,851,667	1,000,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	212,941,425	212,839,026
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	774,692,371	774,311,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	$774,051,049	$773,955,810
Total Repurchase Agreements (Cost $28,193,252,830)				28,193,252,830
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $42,385,804,549)				42,385,804,549
OTHER ASSETS LESS LIABILITIES-(0.40)%				(167,117,921)
NET ASSETS-100.00%				$42,218,686,628
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-20.25%
U.S. Treasury Bills-19.24%(a)
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	$947,000	$943,717,199
U.S. Treasury Bills	4.08%	10/09/2025	625,000	622,369,792
U.S. Treasury Bills	4.19%	10/14/2025	250,000	248,777,625
U.S. Treasury Bills	4.15%	10/16/2025	460,000	457,665,500
U.S. Treasury Bills	4.22%	10/21/2025	1,375,000	1,366,986,927
U.S. Treasury Bills	4.28%	10/30/2025	100,000	99,328,056
U.S. Treasury Bills	4.17%	11/06/2025	525,000	521,022,927
U.S. Treasury Bills	4.21%-4.22%	11/12/2025	1,415,000	1,403,210,200
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	1,075,000	1,065,983,309
U.S. Treasury Bills	4.38%	11/28/2025	800,000	791,806,222
U.S. Treasury Bills	4.17%-4.18%	12/02/2025	450,000	445,263,022
U.S. Treasury Bills	4.15%	12/09/2025	475,000	469,657,438
U.S. Treasury Bills	4.07%	01/02/2026	400,000	394,533,333
U.S. Treasury Bills	4.05%-4.07%	02/05/2026	1,650,000	1,621,371,486
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	1,275,000	1,252,051,844
U.S. Treasury Bills	4.03%	02/19/2026	435,000	426,848,642
U.S. Treasury Bills	4.12%	03/19/2026	370,000	361,910,926
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,289,621,990
U.S. Treasury Bills	3.91%	08/06/2026	495,000	477,456,444
				14,259,582,882
U.S. Treasury Floating Rate Notes-0.54%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	400,000	400,092,784
U.S. Treasury Notes-0.47%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	351,961,230
Total U.S. Treasury Securities (Cost $15,011,636,896)				15,011,636,896
U.S. Government Sponsored Agency Securities-14.87%
Federal Farm Credit Bank (FFCB)-8.90%
Federal Farm Credit Bank (SOFR)(b)	4.34%	09/11/2025	30,000	30,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(b)	4.48%	09/26/2025	112,956	112,959,530
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/03/2025	10,000	10,000,144
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	11/18/2025	20,000	20,001,691
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	11/21/2025	75,000	75,010,759
Federal Farm Credit Bank (SOFR + 0.35%)(b)	4.69%	11/25/2025	60,000	60,036,237
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	12/02/2025	20,000	20,002,088
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(b)	4.67%	12/29/2025	20,000	20,013,115
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	03/05/2026	28,000	28,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$139,000	$139,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	192,000	192,019,380
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	100,000	100,000,000
				6,597,042,944
Federal Home Loan Bank (FHLB)-5.87%
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.52%	09/02/2025	10,000	10,000,018
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	11/12/2025	7,000	7,000,325
Federal Home Loan Bank (SOFR)(b)	4.34%	11/13/2025	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/17/2025	10,000	10,000,910
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/20/2025	115,000	115,018,103
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR)(b)	4.34%	12/19/2025	700,000	700,000,000
Federal Home Loan Bank (SOFR + 0.01%)(b)	4.35%	12/19/2025	200,000	200,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	12/19/2025	50,000	49,999,970
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	01/02/2026	8,000	8,000,453
Federal Home Loan Bank (SOFR)(b)	4.34%	01/08/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	172,000	169,093,678
Federal Home Loan Bank(a)	4.03%	02/05/2026	67,000	65,845,832
Federal Home Loan Bank(a)	4.00%	03/06/2026	475,000	465,404,208
Federal Home Loan Bank (SOFR + 0.25%)(b)	4.59%	03/27/2026	35,000	35,029,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	$34,000	$34,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	450,000	450,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	07/29/2027	123,000	123,000,000
				4,351,393,489
U.S. International Development Finance Corp. (DFC)-0.10%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	263	263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.60%	07/09/2026	5,100	5,100,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	2,083	2,083,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	11/15/2028	29,545	29,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	05/15/2030	4,862	4,862,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	4,667	4,666,667
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.50%	03/15/2030	21,375	21,375,000
				69,145,613
Total U.S. Government Sponsored Agency Securities (Cost $11,017,582,046)				11,017,582,046
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.73%
Federal Home Loan Mortgage Corp. (FHLMC)-2.36%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/23/2026	263,625	263,628,100
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	265,000	264,928,875
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	250,000	250,000,000
				1,749,556,975
Federal National Mortgage Association (FNMA)-2.37%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	105,000	105,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	$831,250	$831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,504,806,975)				3,504,806,975
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-39.85% (Cost $29,534,025,917)				29,534,025,917
			Repurchase Amount
Repurchase Agreements-58.92%(d)
Banco Santander, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,491,867; 0.00% - 9.00%; 10/14/2025 - 08/01/2056)	4.34%	09/02/2025	450,217,000	450,000,000
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	600,289,333	600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	954,045,417	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	650,319,222	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	1,400,690,667	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(e)(f)	4.43%	09/02/2025	945,465,150	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	1,195,588,206	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $100,047,222 (collateralized by U.S. Treasury obligations valued at $102,000,003; 0.13% - 2.00%; 02/15/2050 - 02/15/2052)	4.25%	09/02/2025	100,047,222	100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $250,120,556 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.71% - 5.65%; 03/25/2036 - 12/20/2068)	4.34%	09/02/2025	250,120,556	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	$1,362,667,380	$1,362,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	681,333,690	681,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	680,336,978	680,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	1,177,981,563	1,175,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	750,360,833	750,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	141,608,444	140,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.50% - 7.00%; 02/25/2037 - 09/15/2060)	3.96%	08/10/2026	260,010,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	650,312,722	650,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	2,451,178,722	2,450,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,725,829,917	1,725,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 08/29/2025, maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,001; 0.00% - 4.75%; 09/30/2025 - 08/15/2054)	4.33%	09/02/2025	$4,001,924,444	$4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	365,043,597	365,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(g)	4.35%	09/04/2025	500,060,417	500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	735,087,792	735,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(f)(h)	4.38%	09/02/2025	888,451,008	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	170,145,384	170,000,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	721,989,371	721,375,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	450,380,625	450,000,000
Prudential Insurance Co. of America, agreement dated 08/29/2025, maturing value of $908,747,766 (collateralized by U.S. Treasury obligations valued at $925,672,206; 0.00% - 4.63%; 07/31/2026 - 08/15/2052)	4.35%	09/02/2025	908,747,766	908,308,750
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	722,761,550	698,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	390,211,867	380,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	1,159,568,850	1,133,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $511,725,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $520,293,709; 0.75% - 5.50%; 01/15/2026 - 03/20/2065)(e)	4.20%	09/30/2025	173,986,500	170,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	$220,213,644	$220,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	300,255,500	300,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,010,487,044	1,010,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,073,028,552	1,072,512,554
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage- backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	1,758,596,849	1,757,749,223
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	750,216,234	749,847,143
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	749,293,622	749,201,428
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	1,213,316,333	1,200,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	757,968,750	750,000,000
Wells Fargo Securities, LLC, term agreement dated 08/27/2025, maturing value of $500,425,833 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.50%; 09/01/2028 - 09/01/2055)(e)	4.38%	09/03/2025	500,425,833	500,000,000
Total Repurchase Agreements (Cost $43,666,994,698)				43,666,994,698
TOTAL INVESTMENTS IN SECURITIES(i)-98.77% (Cost $73,201,020,615)				73,201,020,615
OTHER ASSETS LESS LIABILITIES-1.23%				913,827,272
NET ASSETS-100.00%				$74,114,847,887
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-106.67%
U.S. Treasury Bills-92.82%(a)
U.S. Treasury Bills	4.25%-4.30%	09/02/2025	$46,250	$46,244,518
U.S. Treasury Bills	4.26%-4.28%	09/04/2025	50,670	50,652,022
U.S. Treasury Bills	4.30%-4.31%	09/09/2025	86,700	86,617,218
U.S. Treasury Bills	4.29%	09/11/2025	70,000	69,916,988
U.S. Treasury Bills	4.28%-4.30%	09/16/2025	92,130	91,965,944
U.S. Treasury Bills	4.32%	09/18/2025	31,000	30,937,053
U.S. Treasury Bills	4.28%-4.29%	09/23/2025	118,000	117,692,387
U.S. Treasury Bills	4.26%	09/25/2025	27,000	26,923,635
U.S. Treasury Bills	4.32%	09/30/2025	116,000	115,608,787
U.S. Treasury Bills	4.16%-4.28%	10/02/2025	50,000	49,820,748
U.S. Treasury Bills	4.24%-4.28%	10/07/2025	76,250	75,928,209
U.S. Treasury Bills	4.23%-4.31%	10/09/2025	73,000	72,674,245
U.S. Treasury Bills	4.28%	10/14/2025	44,000	43,778,305
U.S. Treasury Bills	4.15%-4.18%	10/16/2025	22,550	22,434,721
U.S. Treasury Bills	4.23%-4.29%	10/21/2025	79,000	78,537,299
U.S. Treasury Bills	4.26%	10/28/2025	63,000	62,589,156
U.S. Treasury Bills	4.15%	10/30/2025	14,000	13,906,846
U.S. Treasury Bills	4.17%-4.21%	11/06/2025	35,000	34,734,877
U.S. Treasury Bills	4.22%	11/20/2025	14,000	13,871,387
U.S. Treasury Bills	4.29%	11/25/2025	14,000	13,860,258
U.S. Treasury Bills	4.18%	12/02/2025	12,000	11,873,423
U.S. Treasury Bills	4.22%	12/04/2025	14,000	13,848,751
U.S. Treasury Bills	4.16%	12/09/2025	35,000	34,604,894
U.S. Treasury Bills	4.10%	12/16/2025	24,000	23,713,800
U.S. Treasury Bills	4.06%	02/05/2026	16,500	16,213,606
U.S. Treasury Bills	4.05%	02/12/2026	14,000	13,746,802
U.S. Treasury Bills	3.99%	02/26/2026	13,000	12,748,545
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,776,405
U.S. Treasury Bills	4.09%-4.12%	06/11/2026	11,000	10,657,311
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	17,870,463
U.S. Treasury Bills	3.89%-3.92%	08/06/2026	12,000	11,574,790
				1,294,323,393
U.S. Treasury Floating Rate Notes-10.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	25,000	25,000,468
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	16,000	16,012,758
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	44,000	44,002,044
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	35,000	35,005,884
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	22,000	21,989,614
				142,010,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-3.67%
U.S. Treasury Notes	0.25%	09/30/2025	$25,000	$24,921,135
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,958,114
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,002,135
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,261,509
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,015,081
				51,157,974
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $1,487,492,135)				1,487,492,135
OTHER ASSETS LESS LIABILITIES-(6.67)%				(93,076,180)
NET ASSETS-100.00%				$1,394,415,955
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statement of Assets and Liabilities
August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$14,192,551,719	$29,534,025,917	$1,487,492,135
Repurchase agreements, at value and cost	28,193,252,830	43,666,994,698	-
Cash	601,852,219	2,286,519,843	60,421
Receivable for:
Fund shares sold	16,194,845	16,266,419	250,000
Interest	93,370,311	240,037,393	770,135
Fund expenses absorbed	1,239,145	52,463	39,632
Investment for trustee deferred compensation and retirement plans	2,135,649	972,871	104,094
Other assets	14,259	-	60,400
Total assets	43,100,610,977	75,744,869,604	1,488,776,817
Liabilities:
Payable for:
Investments purchased	773,955,809	1,471,402,554	92,573,393
Fund shares reacquired	5,211,936	4,881,202	-
Dividends	90,756,740	140,833,640	1,306,395
Accrued fees to affiliates	9,686,436	11,686,472	316,825
Accrued trustees’ and officers’ fees and benefits	49,368	86,588	4,548
Accrued operating expenses	5,707	31,972	49,333
Trustee deferred compensation and retirement plans	2,258,353	1,099,289	110,368
Total liabilities	881,924,349	1,630,021,717	94,360,862
Net assets applicable to shares outstanding	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net assets consist of:
Shares of beneficial interest	$42,216,562,846	$74,132,069,507	$1,394,827,416
Distributable earnings (loss)	2,123,782	(17,221,620)	(411,461)
	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net Assets:
Cash Management Class	$757,752,974	$905,162,496	$3,212,409
CAVU Securities Class	$2,171,964,591	$10,635,789,736	$-
Corporate Class	$1,738,449,879	$310,836,105	$12,107
Institutional Class	$34,146,255,451	$59,099,671,846	$1,169,058,788
Personal Investment Class	$1,248,784,315	$116,601,644	$11,622
Premier Class	$-	$1,286,922,242	$-
Private Investment Class	$1,538,728,637	$1,156,961,046	$110,468,511
Reserve Class	$581,764,868	$432,936,686	$99,950,837
Resource Class	$34,985,913	$169,966,086	$11,701,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
August 31, 2025
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	757,683,244	905,366,520	3,213,229
CAVU Securities Class	2,171,699,686	10,638,937,276	-
Corporate Class	1,738,266,041	310,908,158	12,109
Institutional Class	34,142,378,215	59,112,601,079	1,169,355,780
Personal Investment Class	1,248,659,279	116,628,911	11,625
Premier Class	-	1,287,221,800	-
Private Investment Class	1,538,575,761	1,157,235,946	110,496,693
Reserve Class	581,707,767	433,048,929	99,976,388
Resource Class	34,982,605	170,007,599	11,704,665
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$42,385,804,549	$73,201,020,615	$1,487,492,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$1,818,513,428	$3,231,099,818	$63,611,059
Expenses:
Advisory fees	60,245,646	70,913,931	1,782,149
Administrative services fees	17,873,892	31,548,700	632,410
Custodian fees	915,705	3,358,177	16,145
Distribution fees:
Cash Management Class	481,110	711,174	2,725
Corporate Class	507,737	127,826	4
Personal Investment Class	6,580,773	578,036	62
Private Investment Class	4,354,902	3,800,351	226,129
Reserve Class	5,016,114	4,655,225	1,111,416
Resource Class	51,927	236,357	5,540
Transfer agent fees	3,615,083	6,382,938	126,650
Trustees’ and officers’ fees and benefits	267,249	859,415	36,611
Registration and filing fees	531,020	717,187	133,670
Reports to shareholders	101,761	78,960	19,432
Professional services fees	250,133	621,141	60,731
Other	577,167	1,948,697	100,681
Total expenses	101,370,219	126,538,115	4,254,355
Less: Fees waived and expenses reimbursed	(12,065,892)	(2,749,265)	(375,067)
Net expenses	89,304,327	123,788,850	3,879,288
Net investment income	1,729,209,101	3,107,310,968	59,731,771
Net realized gain from unaffiliated investment securities	3,298,443	3,328,175	64,434
Net increase in net assets resulting from operations	$1,732,507,544	$3,110,639,143	$59,796,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2025	2024	2025	2024
Operations:
Net investment income	$1,729,209,101	$1,798,523,091	$3,107,310,968	$3,528,423,714

Net realized gain	3,298,443	588,216	3,328,175	5,590,379

Net increase in net assets resulting from operations	1,732,507,544	1,799,111,307	3,110,639,143	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(25,687,348)	(20,301,185)	(38,553,827)	(28,249,324)

CAVU Securities Class	(78,450,559)	(64,820,637)	(481,042,396)	(524,316,880)

Corporate Class	(73,363,468)	(87,424,956)	(18,642,367)	(20,482,672)

Institutional Class	(1,425,453,369)	(1,491,466,650)	(2,408,226,681)	(2,850,941,667)

Personal Investment Class	(45,654,427)	(45,434,838)	(4,062,030)	(3,967,725)

Premier Class	-	-	(79,205,504)	(5,919,550)

Private Investment Class	(59,014,660)	(58,364,064)	(52,276,712)	(63,152,533)

Reserve Class	(20,217,684)	(28,547,353)	(19,034,296)	(22,679,822)

Resource Class	(1,367,586)	(2,163,408)	(6,267,155)	(8,713,541)

Total distributions from distributable earnings	(1,729,209,101)	(1,798,523,091)	(3,107,310,968)	(3,528,423,714)

Share transactions-net:
Cash Management Class	304,667,225	274,262,107	192,268,565	77,173,596

CAVU Securities Class	696,119,180	209,970,253	2,596,047,031	(4,720,514,007)

Corporate Class	28,255,038	147,046,591	57,350,791	(42,052,014)

Institutional Class	9,276,563,907	(3,968,533,305)	17,386,599,348	(23,954,606,903)

Personal Investment Class	207,488,103	193,522,167	15,190,572	14,701,368

Premier Class	-	-	215,357,165	1,071,864,635

Private Investment Class	264,466,803	187,049,599	(191,536,542)	376,265,090

Reserve Class	59,026,245	(93,504,210)	(96,263,578)	86,941,326

Resource Class	6,202,198	(62,351,419)	44,765,678	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,842,788,699	(3,112,538,217)	20,219,779,030	(27,130,955,934)

Net increase (decrease) in net assets	10,846,087,142	(3,111,950,001)	20,223,107,205	(27,125,365,555)

Net assets:
Beginning of year	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of year	$42,218,686,628	$31,372,599,486	$74,114,847,887	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco Treasury Obligations Portfolio
	2025	2024
Operations:
Net investment income	$59,731,771	$77,226,626

Net realized gain	64,434	17,841

Net increase in net assets resulting from operations	59,796,205	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(142,285)	(295,678)

Corporate Class	(509)	(31,523)

Institutional Class	(51,367,259)	(69,995,123)

Personal Investment Class	(435)	(541)

Private Investment Class	(3,657,529)	(1,796,244)

Reserve Class	(4,423,607)	(4,886,532)

Resource Class	(140,147)	(220,985)

Total distributions from distributable earnings	(59,731,771)	(77,226,626)

Share transactions-net:
Cash Management Class	1,177,647	(8,328,333)

Corporate Class	558	(2,766,908)

Institutional Class	(114,033,482)	(200,148,453)

Personal Investment Class	(355)	1,336

Private Investment Class	60,735,026	25,697,808

Reserve Class	(28,854,072)	54,825,820

Resource Class	10,159,425	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(70,815,253)	(135,417,599)

Net increase (decrease) in net assets	(70,750,819)	(135,399,758)

Net assets:
Beginning of year	1,465,166,774	1,600,566,532

End of year	$1,394,415,955	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$-	$(0.04)	$1.00	4.16%	$1,538,729	0.48%	0.51%	4.05%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.05	1,274,163	0.48	0.51	4.94
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.06	1,087,038	0.48	0.52	4.08
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.34	381,789	0.26	0.51	0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	303,848	0.10	0.51	0.01
Invesco Government & Agency Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.20	1,156,961	0.46	0.46	4.10
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.06	1,348,259	0.46	0.46	4.92
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.07	972,195	0.46	0.46	4.09
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.37	577,941	0.25	0.46	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	505,970	0.08	0.46	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.16	110,469	0.43	0.46	4.09
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.05	49,747	0.43	0.46	4.94
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	-	(0.04)	1.00	3.99	24,057	0.43	0.45	3.97
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	14,565	0.25	0.46	0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	14,645	0.10	0.46	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and
22
Short-Term Investments Trust

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
23
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the year ended August 31, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$12,065,892
Invesco Government & Agency Portfolio	2,749,265
Invesco Treasury Obligations Portfolio	375,067
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
24
Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Treasury Portfolio	$1,729,209,101	$1,798,523,091
Invesco Government & Agency Portfolio	3,107,310,968	3,528,423,714
Invesco Treasury Obligations Portfolio	59,731,771	77,226,626

*	Includes short-term capital gain distributions, if any.

25
Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Treasury Portfolio	$1,600,064	$1,774,895	$(1,251,177)	$-	$-	$42,216,562,846	$42,218,686,628
Invesco Government & Agency Portfolio	1,201,895	-	(640,150)	-	(17,783,365)	74,132,069,507	74,114,847,887
Invesco Treasury Obligations Portfolio	49,580	-	(62,124)	(6,603)	(392,314)	1,394,827,416	1,394,415,955
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,487,498,738	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Treasury Portfolio	$1,523,548	$(1,523,548)	$-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	3,600,920,937	$3,600,920,937	2,333,007,866	$2,333,007,866
CAVU Securities Class	23,527,993,188	23,527,993,188	22,251,478,516	22,251,478,516
Corporate Class	12,559,534,465	12,559,534,465	12,354,552,252	12,354,552,252
Institutional Class	333,758,063,591	333,758,063,591	250,888,373,402	250,888,373,402
Personal Investment Class	3,205,309,751	3,205,309,751	3,726,713,615	3,726,713,615
Private Investment Class	2,989,527,878	2,989,527,878	2,799,879,705	2,799,879,705
Reserve Class	1,626,871,831	1,626,871,831	2,909,401,364	2,909,401,364
Resource Class	224,786,176	224,786,176	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	20,739,888	20,739,888	12,027,251	12,027,251
CAVU Securities Class	41,764,044	41,764,044	22,198,536	22,198,536
Corporate Class	71,459,329	71,459,329	71,234,826	71,234,826
Institutional Class	557,020,646	557,020,646	517,626,055	517,626,055
Personal Investment Class	14,012,185	14,012,185	21,558,843	21,558,843
Private Investment Class	47,483,117	47,483,117	42,479,974	42,479,974
Reserve Class	20,217,684	20,217,684	27,172,034	27,172,034
Resource Class	1,365,523	1,365,523	2,382,216	2,382,216
Reacquired:
Cash Management Class	(3,316,993,600)	(3,316,993,600)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(22,873,638,052)	(22,873,638,052)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(12,602,738,756)	(12,602,738,756)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(325,038,520,330)	(325,038,520,330)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(3,011,833,833)	(3,011,833,833)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(2,772,544,192)	(2,772,544,192)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(1,588,063,270)	(1,588,063,270)	(3,030,077,608)	(3,030,077,608)
Resource Class	(219,949,501)	(219,949,501)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,842,788,699	$10,842,788,699	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	470,032,296	$470,032,296	663,029,782	$663,029,782
CAVU Securities Class	158,775,398,045	158,775,398,045	127,354,073,926	127,354,073,926
Corporate Class	3,310,631,867	3,310,631,867	1,829,835,886	1,829,835,886
Institutional Class	453,816,449,533	453,816,449,533	605,516,883,360	605,516,883,360
Personal Investment Class	526,917,866	526,917,866	518,971,785	518,971,785
Premier Class	206,585,178,166	206,585,178,166	19,156,568,000	19,156,568,000
Private Investment Class	3,100,283,821	3,100,283,821	3,066,991,198	3,066,991,198
Reserve Class	1,139,461,368	1,139,461,368	1,575,680,738	1,575,680,738
Resource Class	1,437,543,718	1,437,543,718	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	36,452,141	36,452,141	7,700,062	7,700,062
CAVU Securities Class	275,989,363	275,989,363	308,419,873	308,419,873
Corporate Class	8,325,737	8,325,737	11,676,386	11,676,386
Institutional Class	1,006,741,573	1,006,741,573	1,195,586,093	1,195,586,093
Personal Investment Class	3,714,290	3,714,290	3,211,362	3,211,362
Premier Class	18,311,783	18,311,783	5,765	5,765
Private Investment Class	37,230,362	37,230,362	36,498,240	36,498,240
Reserve Class	19,034,296	19,034,296	21,397,617	21,397,617
Resource Class	3,543,555	3,543,555	5,524,706	5,524,706
Reacquired:
Cash Management Class	(314,215,872)	(314,215,872)	(593,556,248)	(593,556,248)
CAVU Securities Class	(156,455,340,377)	(156,455,340,377)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(3,261,606,813)	(3,261,606,813)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(437,436,591,758)	(437,436,591,758)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(515,441,584)	(515,441,584)	(507,481,779)	(507,481,779)
Premier Class	(206,388,132,784)	(206,388,132,784)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(3,329,050,725)	(3,329,050,725)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(1,254,759,242)	(1,254,759,242)	(1,510,137,029)	(1,510,137,029)
Resource Class	(1,396,321,595)	(1,396,321,595)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	20,219,779,030	$20,219,779,030	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,907,777	$6,907,777	2,423,695	$2,423,695
Corporate Class	49	49	-	-
Institutional Class	3,029,288,101	3,029,288,101	2,397,055,403	2,397,055,403
Personal Investment Class	46	46	800	800
Private Investment Class	260,097,860	260,097,860	49,001,788	49,001,788
Reserve Class	327,386,055	327,386,055	395,815,661	395,815,661
Resource Class	18,881,321	18,881,321	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	142,285	142,285	316,891	316,891
Corporate Class	509	509	35,642	35,642
Institutional Class	38,862,850	38,862,850	46,124,263	46,124,263
Personal Investment Class	435	435	536	536
Private Investment Class	3,399,763	3,399,763	1,540,314	1,540,314
Reserve Class	2,303,366	2,303,366	2,043,763	2,043,763
Resource Class	140,147	140,147	200,154	200,154
Reacquired:
Cash Management Class	(5,872,415)	(5,872,415)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(3,182,184,433)	(3,182,184,433)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(202,762,597)	(202,762,597)	(24,844,294)	(24,844,294)
Reserve Class	(358,543,493)	(358,543,493)	(343,033,604)	(343,033,604)
Resource Class	(8,862,043)	(8,862,043)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(70,815,253)	$(70,815,253)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Private Investment Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights of the Private Investment Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
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Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the
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Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category GR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The
Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet US Treasury & Repo Institutional Category NR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management
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Short-Term Investments Trust

and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
INVESCO GOVERNMENT & AGENCY PORTFOLIO AND INVESCO TREASURY PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in
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Short-Term Investments Trust

economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
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Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Treasury Portfolio	98.60%	0.00%	0.00%	0.00%	34.19%
Invesco Government & Agency Portfolio	98.06%	0.00%	0.00%	0.00%	11.40%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	0.00%	100.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Treasury Portfolio	$1,523,548	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
**
The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
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Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
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Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSR-PRV

Annual Financial Statements and Other Information
August 31, 2025
Reserve Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Approval of Investment Advisory and Sub-Advisory Contracts
35	Tax Information
36	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-33.62%
U.S. Treasury Bills-16.90%(a)
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	$770,000	$767,338,310
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	844,226,809
U.S. Treasury Bills	4.21%	11/06/2025	500,000	496,182,085
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	544,440,111
U.S. Treasury Bills	4.10%	12/16/2025	500,000	494,037,500
U.S. Treasury Bills	4.06%	01/02/2026	300,000	295,905,125
U.S. Treasury Bills	4.06%	02/05/2026	900,000	884,378,500
U.S. Treasury Bills	4.05%	02/12/2026	500,000	490,957,220
U.S. Treasury Bills	4.03%	02/19/2026	500,000	490,630,624
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	492,991,542
U.S. Treasury Bills	4.09%-4.13%	05/14/2026	396,000	384,852,392
U.S. Treasury Bills	4.08%	06/11/2026	200,000	193,804,658
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	753,452,867
				7,133,197,743
U.S. Treasury Floating Rate Notes-14.58%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	500,000	500,005,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.33%	07/31/2026	360,000	360,132,999
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	713,000	713,587,497
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	1,882,000	1,882,141,983
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	1,850,000	1,850,343,667
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	850,000	850,000,002
				6,156,211,602
U.S. Treasury Notes-2.14%
U.S. Treasury Notes	4.88%	05/31/2026	250,000	251,630,388
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,340,004
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,680,180
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,491,802
				903,142,374
Total U.S. Treasury Securities (Cost $14,192,551,719)				14,192,551,719
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-33.62% (Cost $14,192,551,719)				14,192,551,719
			Repurchase Amount
Repurchase Agreements-66.78%(c)
ABN AMRO Bank N.V., agreement dated 08/29/2025, maturing value of $250,120,278 (collateralized by U.S. Treasury obligations valued at $255,000,063; 0.38% - 4.88%; 05/15/2026 - 11/15/2034)	4.33%	09/02/2025	250,120,278	250,000,000
Bank of Nova Scotia, agreement dated 08/29/2025, maturing value of $550,264,611 (collateralized by U.S. Treasury obligations valued at $561,000,014; 0.00% - 5.38%; 10/15/2025 - 05/15/2054)	4.33%	09/02/2025	550,264,611	550,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(d)(e)	4.42%	09/02/2025	$490,240,644	$490,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(d)(e)	4.43%	09/02/2025	1,055,519,294	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,689,889 (collateralized by U.S. Treasury obligations valued at $1,428,000,016; 0.13% - 4.25%; 02/28/2031 - 04/30/2032)(d)(e)	4.44%	09/02/2025	1,400,689,889	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(d)(e)	4.44%	09/02/2025	1,000,493,333	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(d)(e)	4.44%	09/02/2025	550,271,333	550,000,000
BofA Securities, Inc., term agreement dated 07/01/2025, maturing value of $500,242,778 (collateralized by U.S. Treasury obligations valued at $510,000,041; 1.00% - 6.63%; 11/30/2025 - 05/15/2049)(d)	4.37%	09/02/2025	500,242,778	500,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	501,268,750	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.00% - 4.75%; 09/04/2025 - 02/15/2055)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	500,240,556	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	990,476,300	990,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	2,251,082,500	2,250,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	3,926,888,361	3,925,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(f)	4.30%	11/07/2025	198,023,650	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(f)	4.35%	09/04/2025	$500,060,417	$500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(f)	4.30%	10/29/2025	950,113,472	950,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 08/27/2025, maturing value of $1,400,169,944 (collateralized by U.S. Treasury obligations valued at $1,428,000,027; 0.00% - 4.75%; 10/21/2025 - 08/15/2054)(e)(f)	4.37%	09/03/2025	1,400,169,944	1,400,000,000
Goldman Sachs & Co., agreement dated 08/29/2025, maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0.00% - 4.50%; 05/15/2033 - 05/15/2044)	4.33%	09/02/2025	1,000,481,111	1,000,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	100,086,924	100,001,756
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	795,589,500	794,912,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/29/2025, maturing value of $942,687,912 (collateralized by U.S. Treasury obligations valued at $960,555,049; 0.00% - 4.75%; 06/30/2030 - 08/15/2054)	4.35%	09/02/2025	942,687,912	942,232,500
RBC Dominion Securities Inc., agreement dated 08/29/2025, maturing value of $500,240,556 (collateralized by U.S. Treasury obligations valued at $510,245,371; 0.00% - 4.75%; 10/02/2025 - 02/15/2055)	4.33%	09/02/2025	500,240,556	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	300,412,450	290,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	306,424,039	295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	770,155,000	750,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	1,000,851,667	1,000,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	212,941,425	212,839,026
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	774,692,371	774,311,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	$774,051,049	$773,955,810
Total Repurchase Agreements (Cost $28,193,252,830)				28,193,252,830
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $42,385,804,549)				42,385,804,549
OTHER ASSETS LESS LIABILITIES-(0.40)%				(167,117,921)
NET ASSETS-100.00%				$42,218,686,628
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-20.25%
U.S. Treasury Bills-19.24%(a)
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	$947,000	$943,717,199
U.S. Treasury Bills	4.08%	10/09/2025	625,000	622,369,792
U.S. Treasury Bills	4.19%	10/14/2025	250,000	248,777,625
U.S. Treasury Bills	4.15%	10/16/2025	460,000	457,665,500
U.S. Treasury Bills	4.22%	10/21/2025	1,375,000	1,366,986,927
U.S. Treasury Bills	4.28%	10/30/2025	100,000	99,328,056
U.S. Treasury Bills	4.17%	11/06/2025	525,000	521,022,927
U.S. Treasury Bills	4.21%-4.22%	11/12/2025	1,415,000	1,403,210,200
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	1,075,000	1,065,983,309
U.S. Treasury Bills	4.38%	11/28/2025	800,000	791,806,222
U.S. Treasury Bills	4.17%-4.18%	12/02/2025	450,000	445,263,022
U.S. Treasury Bills	4.15%	12/09/2025	475,000	469,657,438
U.S. Treasury Bills	4.07%	01/02/2026	400,000	394,533,333
U.S. Treasury Bills	4.05%-4.07%	02/05/2026	1,650,000	1,621,371,486
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	1,275,000	1,252,051,844
U.S. Treasury Bills	4.03%	02/19/2026	435,000	426,848,642
U.S. Treasury Bills	4.12%	03/19/2026	370,000	361,910,926
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,289,621,990
U.S. Treasury Bills	3.91%	08/06/2026	495,000	477,456,444
				14,259,582,882
U.S. Treasury Floating Rate Notes-0.54%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	400,000	400,092,784
U.S. Treasury Notes-0.47%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	351,961,230
Total U.S. Treasury Securities (Cost $15,011,636,896)				15,011,636,896
U.S. Government Sponsored Agency Securities-14.87%
Federal Farm Credit Bank (FFCB)-8.90%
Federal Farm Credit Bank (SOFR)(b)	4.34%	09/11/2025	30,000	30,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(b)	4.48%	09/26/2025	112,956	112,959,530
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/03/2025	10,000	10,000,144
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	11/18/2025	20,000	20,001,691
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	11/21/2025	75,000	75,010,759
Federal Farm Credit Bank (SOFR + 0.35%)(b)	4.69%	11/25/2025	60,000	60,036,237
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	12/02/2025	20,000	20,002,088
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(b)	4.67%	12/29/2025	20,000	20,013,115
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	03/05/2026	28,000	28,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$139,000	$139,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	192,000	192,019,380
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	100,000	100,000,000
				6,597,042,944
Federal Home Loan Bank (FHLB)-5.87%
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.52%	09/02/2025	10,000	10,000,018
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	11/12/2025	7,000	7,000,325
Federal Home Loan Bank (SOFR)(b)	4.34%	11/13/2025	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/17/2025	10,000	10,000,910
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/20/2025	115,000	115,018,103
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR)(b)	4.34%	12/19/2025	700,000	700,000,000
Federal Home Loan Bank (SOFR + 0.01%)(b)	4.35%	12/19/2025	200,000	200,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	12/19/2025	50,000	49,999,970
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	01/02/2026	8,000	8,000,453
Federal Home Loan Bank (SOFR)(b)	4.34%	01/08/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	172,000	169,093,678
Federal Home Loan Bank(a)	4.03%	02/05/2026	67,000	65,845,832
Federal Home Loan Bank(a)	4.00%	03/06/2026	475,000	465,404,208
Federal Home Loan Bank (SOFR + 0.25%)(b)	4.59%	03/27/2026	35,000	35,029,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	$34,000	$34,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	450,000	450,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	07/29/2027	123,000	123,000,000
				4,351,393,489
U.S. International Development Finance Corp. (DFC)-0.10%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	263	263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.60%	07/09/2026	5,100	5,100,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	2,083	2,083,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	11/15/2028	29,545	29,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	05/15/2030	4,862	4,862,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	4,667	4,666,667
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.50%	03/15/2030	21,375	21,375,000
				69,145,613
Total U.S. Government Sponsored Agency Securities (Cost $11,017,582,046)				11,017,582,046
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.73%
Federal Home Loan Mortgage Corp. (FHLMC)-2.36%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/23/2026	263,625	263,628,100
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	265,000	264,928,875
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	250,000	250,000,000
				1,749,556,975
Federal National Mortgage Association (FNMA)-2.37%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	105,000	105,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	$831,250	$831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,504,806,975)				3,504,806,975
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-39.85% (Cost $29,534,025,917)				29,534,025,917
			Repurchase Amount
Repurchase Agreements-58.92%(d)
Banco Santander, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,491,867; 0.00% - 9.00%; 10/14/2025 - 08/01/2056)	4.34%	09/02/2025	450,217,000	450,000,000
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	600,289,333	600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	954,045,417	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	650,319,222	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	1,400,690,667	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(e)(f)	4.43%	09/02/2025	945,465,150	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	1,195,588,206	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $100,047,222 (collateralized by U.S. Treasury obligations valued at $102,000,003; 0.13% - 2.00%; 02/15/2050 - 02/15/2052)	4.25%	09/02/2025	100,047,222	100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $250,120,556 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.71% - 5.65%; 03/25/2036 - 12/20/2068)	4.34%	09/02/2025	250,120,556	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	$1,362,667,380	$1,362,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	681,333,690	681,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	680,336,978	680,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	1,177,981,563	1,175,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	750,360,833	750,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	141,608,444	140,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.50% - 7.00%; 02/25/2037 - 09/15/2060)	3.96%	08/10/2026	260,010,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	650,312,722	650,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	2,451,178,722	2,450,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,725,829,917	1,725,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 08/29/2025, maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,001; 0.00% - 4.75%; 09/30/2025 - 08/15/2054)	4.33%	09/02/2025	$4,001,924,444	$4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	365,043,597	365,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(g)	4.35%	09/04/2025	500,060,417	500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	735,087,792	735,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(f)(h)	4.38%	09/02/2025	888,451,008	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	170,145,384	170,000,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	721,989,371	721,375,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	450,380,625	450,000,000
Prudential Insurance Co. of America, agreement dated 08/29/2025, maturing value of $908,747,766 (collateralized by U.S. Treasury obligations valued at $925,672,206; 0.00% - 4.63%; 07/31/2026 - 08/15/2052)	4.35%	09/02/2025	908,747,766	908,308,750
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	722,761,550	698,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	390,211,867	380,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	1,159,568,850	1,133,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $511,725,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $520,293,709; 0.75% - 5.50%; 01/15/2026 - 03/20/2065)(e)	4.20%	09/30/2025	173,986,500	170,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	$220,213,644	$220,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	300,255,500	300,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,010,487,044	1,010,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,073,028,552	1,072,512,554
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage- backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	1,758,596,849	1,757,749,223
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	750,216,234	749,847,143
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	749,293,622	749,201,428
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	1,213,316,333	1,200,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	757,968,750	750,000,000
Wells Fargo Securities, LLC, term agreement dated 08/27/2025, maturing value of $500,425,833 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.50%; 09/01/2028 - 09/01/2055)(e)	4.38%	09/03/2025	500,425,833	500,000,000
Total Repurchase Agreements (Cost $43,666,994,698)				43,666,994,698
TOTAL INVESTMENTS IN SECURITIES(i)-98.77% (Cost $73,201,020,615)				73,201,020,615
OTHER ASSETS LESS LIABILITIES-1.23%				913,827,272
NET ASSETS-100.00%				$74,114,847,887
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-106.67%
U.S. Treasury Bills-92.82%(a)
U.S. Treasury Bills	4.25%-4.30%	09/02/2025	$46,250	$46,244,518
U.S. Treasury Bills	4.26%-4.28%	09/04/2025	50,670	50,652,022
U.S. Treasury Bills	4.30%-4.31%	09/09/2025	86,700	86,617,218
U.S. Treasury Bills	4.29%	09/11/2025	70,000	69,916,988
U.S. Treasury Bills	4.28%-4.30%	09/16/2025	92,130	91,965,944
U.S. Treasury Bills	4.32%	09/18/2025	31,000	30,937,053
U.S. Treasury Bills	4.28%-4.29%	09/23/2025	118,000	117,692,387
U.S. Treasury Bills	4.26%	09/25/2025	27,000	26,923,635
U.S. Treasury Bills	4.32%	09/30/2025	116,000	115,608,787
U.S. Treasury Bills	4.16%-4.28%	10/02/2025	50,000	49,820,748
U.S. Treasury Bills	4.24%-4.28%	10/07/2025	76,250	75,928,209
U.S. Treasury Bills	4.23%-4.31%	10/09/2025	73,000	72,674,245
U.S. Treasury Bills	4.28%	10/14/2025	44,000	43,778,305
U.S. Treasury Bills	4.15%-4.18%	10/16/2025	22,550	22,434,721
U.S. Treasury Bills	4.23%-4.29%	10/21/2025	79,000	78,537,299
U.S. Treasury Bills	4.26%	10/28/2025	63,000	62,589,156
U.S. Treasury Bills	4.15%	10/30/2025	14,000	13,906,846
U.S. Treasury Bills	4.17%-4.21%	11/06/2025	35,000	34,734,877
U.S. Treasury Bills	4.22%	11/20/2025	14,000	13,871,387
U.S. Treasury Bills	4.29%	11/25/2025	14,000	13,860,258
U.S. Treasury Bills	4.18%	12/02/2025	12,000	11,873,423
U.S. Treasury Bills	4.22%	12/04/2025	14,000	13,848,751
U.S. Treasury Bills	4.16%	12/09/2025	35,000	34,604,894
U.S. Treasury Bills	4.10%	12/16/2025	24,000	23,713,800
U.S. Treasury Bills	4.06%	02/05/2026	16,500	16,213,606
U.S. Treasury Bills	4.05%	02/12/2026	14,000	13,746,802
U.S. Treasury Bills	3.99%	02/26/2026	13,000	12,748,545
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,776,405
U.S. Treasury Bills	4.09%-4.12%	06/11/2026	11,000	10,657,311
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	17,870,463
U.S. Treasury Bills	3.89%-3.92%	08/06/2026	12,000	11,574,790
				1,294,323,393
U.S. Treasury Floating Rate Notes-10.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	25,000	25,000,468
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	16,000	16,012,758
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	44,000	44,002,044
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	35,000	35,005,884
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	22,000	21,989,614
				142,010,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-3.67%
U.S. Treasury Notes	0.25%	09/30/2025	$25,000	$24,921,135
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,958,114
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,002,135
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,261,509
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,015,081
				51,157,974
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $1,487,492,135)				1,487,492,135
OTHER ASSETS LESS LIABILITIES-(6.67)%				(93,076,180)
NET ASSETS-100.00%				$1,394,415,955
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Short-Term Investments Trust

Statement of Assets and Liabilities
August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$14,192,551,719	$29,534,025,917	$1,487,492,135
Repurchase agreements, at value and cost	28,193,252,830	43,666,994,698	-
Cash	601,852,219	2,286,519,843	60,421
Receivable for:
Fund shares sold	16,194,845	16,266,419	250,000
Interest	93,370,311	240,037,393	770,135
Fund expenses absorbed	1,239,145	52,463	39,632
Investment for trustee deferred compensation and retirement plans	2,135,649	972,871	104,094
Other assets	14,259	-	60,400
Total assets	43,100,610,977	75,744,869,604	1,488,776,817
Liabilities:
Payable for:
Investments purchased	773,955,809	1,471,402,554	92,573,393
Fund shares reacquired	5,211,936	4,881,202	-
Dividends	90,756,740	140,833,640	1,306,395
Accrued fees to affiliates	9,686,436	11,686,472	316,825
Accrued trustees’ and officers’ fees and benefits	49,368	86,588	4,548
Accrued operating expenses	5,707	31,972	49,333
Trustee deferred compensation and retirement plans	2,258,353	1,099,289	110,368
Total liabilities	881,924,349	1,630,021,717	94,360,862
Net assets applicable to shares outstanding	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net assets consist of:
Shares of beneficial interest	$42,216,562,846	$74,132,069,507	$1,394,827,416
Distributable earnings (loss)	2,123,782	(17,221,620)	(411,461)
	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net Assets:
Cash Management Class	$757,752,974	$905,162,496	$3,212,409
CAVU Securities Class	$2,171,964,591	$10,635,789,736	$-
Corporate Class	$1,738,449,879	$310,836,105	$12,107
Institutional Class	$34,146,255,451	$59,099,671,846	$1,169,058,788
Personal Investment Class	$1,248,784,315	$116,601,644	$11,622
Premier Class	$-	$1,286,922,242	$-
Private Investment Class	$1,538,728,637	$1,156,961,046	$110,468,511
Reserve Class	$581,764,868	$432,936,686	$99,950,837
Resource Class	$34,985,913	$169,966,086	$11,701,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
August 31, 2025
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	757,683,244	905,366,520	3,213,229
CAVU Securities Class	2,171,699,686	10,638,937,276	-
Corporate Class	1,738,266,041	310,908,158	12,109
Institutional Class	34,142,378,215	59,112,601,079	1,169,355,780
Personal Investment Class	1,248,659,279	116,628,911	11,625
Premier Class	-	1,287,221,800	-
Private Investment Class	1,538,575,761	1,157,235,946	110,496,693
Reserve Class	581,707,767	433,048,929	99,976,388
Resource Class	34,982,605	170,007,599	11,704,665
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$42,385,804,549	$73,201,020,615	$1,487,492,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$1,818,513,428	$3,231,099,818	$63,611,059
Expenses:
Advisory fees	60,245,646	70,913,931	1,782,149
Administrative services fees	17,873,892	31,548,700	632,410
Custodian fees	915,705	3,358,177	16,145
Distribution fees:
Cash Management Class	481,110	711,174	2,725
Corporate Class	507,737	127,826	4
Personal Investment Class	6,580,773	578,036	62
Private Investment Class	4,354,902	3,800,351	226,129
Reserve Class	5,016,114	4,655,225	1,111,416
Resource Class	51,927	236,357	5,540
Transfer agent fees	3,615,083	6,382,938	126,650
Trustees’ and officers’ fees and benefits	267,249	859,415	36,611
Registration and filing fees	531,020	717,187	133,670
Reports to shareholders	101,761	78,960	19,432
Professional services fees	250,133	621,141	60,731
Other	577,167	1,948,697	100,681
Total expenses	101,370,219	126,538,115	4,254,355
Less: Fees waived and expenses reimbursed	(12,065,892)	(2,749,265)	(375,067)
Net expenses	89,304,327	123,788,850	3,879,288
Net investment income	1,729,209,101	3,107,310,968	59,731,771
Net realized gain from unaffiliated investment securities	3,298,443	3,328,175	64,434
Net increase in net assets resulting from operations	$1,732,507,544	$3,110,639,143	$59,796,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2025	2024	2025	2024
Operations:
Net investment income	$1,729,209,101	$1,798,523,091	$3,107,310,968	$3,528,423,714

Net realized gain	3,298,443	588,216	3,328,175	5,590,379

Net increase in net assets resulting from operations	1,732,507,544	1,799,111,307	3,110,639,143	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(25,687,348)	(20,301,185)	(38,553,827)	(28,249,324)

CAVU Securities Class	(78,450,559)	(64,820,637)	(481,042,396)	(524,316,880)

Corporate Class	(73,363,468)	(87,424,956)	(18,642,367)	(20,482,672)

Institutional Class	(1,425,453,369)	(1,491,466,650)	(2,408,226,681)	(2,850,941,667)

Personal Investment Class	(45,654,427)	(45,434,838)	(4,062,030)	(3,967,725)

Premier Class	-	-	(79,205,504)	(5,919,550)

Private Investment Class	(59,014,660)	(58,364,064)	(52,276,712)	(63,152,533)

Reserve Class	(20,217,684)	(28,547,353)	(19,034,296)	(22,679,822)

Resource Class	(1,367,586)	(2,163,408)	(6,267,155)	(8,713,541)

Total distributions from distributable earnings	(1,729,209,101)	(1,798,523,091)	(3,107,310,968)	(3,528,423,714)

Share transactions-net:
Cash Management Class	304,667,225	274,262,107	192,268,565	77,173,596

CAVU Securities Class	696,119,180	209,970,253	2,596,047,031	(4,720,514,007)

Corporate Class	28,255,038	147,046,591	57,350,791	(42,052,014)

Institutional Class	9,276,563,907	(3,968,533,305)	17,386,599,348	(23,954,606,903)

Personal Investment Class	207,488,103	193,522,167	15,190,572	14,701,368

Premier Class	-	-	215,357,165	1,071,864,635

Private Investment Class	264,466,803	187,049,599	(191,536,542)	376,265,090

Reserve Class	59,026,245	(93,504,210)	(96,263,578)	86,941,326

Resource Class	6,202,198	(62,351,419)	44,765,678	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,842,788,699	(3,112,538,217)	20,219,779,030	(27,130,955,934)

Net increase (decrease) in net assets	10,846,087,142	(3,111,950,001)	20,223,107,205	(27,125,365,555)

Net assets:
Beginning of year	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of year	$42,218,686,628	$31,372,599,486	$74,114,847,887	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco Treasury Obligations Portfolio
	2025	2024
Operations:
Net investment income	$59,731,771	$77,226,626

Net realized gain	64,434	17,841

Net increase in net assets resulting from operations	59,796,205	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(142,285)	(295,678)

Corporate Class	(509)	(31,523)

Institutional Class	(51,367,259)	(69,995,123)

Personal Investment Class	(435)	(541)

Private Investment Class	(3,657,529)	(1,796,244)

Reserve Class	(4,423,607)	(4,886,532)

Resource Class	(140,147)	(220,985)

Total distributions from distributable earnings	(59,731,771)	(77,226,626)

Share transactions-net:
Cash Management Class	1,177,647	(8,328,333)

Corporate Class	558	(2,766,908)

Institutional Class	(114,033,482)	(200,148,453)

Personal Investment Class	(355)	1,336

Private Investment Class	60,735,026	25,697,808

Reserve Class	(28,854,072)	54,825,820

Resource Class	10,159,425	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(70,815,253)	(135,417,599)

Net increase (decrease) in net assets	(70,750,819)	(135,399,758)

Net assets:
Beginning of year	1,465,166,774	1,600,566,532

End of year	$1,394,415,955	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Reserve Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$-	$(0.04)	$1.00	3.57%	$581,765	1.05%	1.08%	3.48%
Year ended 08/31/24	1.00	0.04	(0.00)	0.04	(0.04)	-	(0.04)	1.00	4.46	522,708	1.05	1.08	4.37
Year ended 08/31/23	1.00	0.03	0.00	0.03	(0.03)	-	(0.03)	1.00	3.47	616,192	1.05	1.09	3.51
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.19	987,384	0.39	1.08	0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	867,767	0.10	1.08	0.01
Invesco Government & Agency Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	3.61	432,937	1.03	1.03	3.53
Year ended 08/31/24	1.00	0.04	(0.00)	0.04	(0.04)	-	(0.04)	1.00	4.47	529,135	1.03	1.03	4.35
Year ended 08/31/23	1.00	0.03	0.00	0.03	(0.03)	-	(0.03)	1.00	3.48	442,229	1.03	1.03	3.52
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	598,751	0.42	1.03	0.23
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	408,500	0.08	1.03	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/25	1.00	0.03	0.00	0.03	(0.03)	-	(0.03)	1.00	3.52	99,951	1.05	1.08	3.47
Year ended 08/31/24	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.41	128,794	1.05	1.08	4.32
Year ended 08/31/23	1.00	0.03	(0.00)	0.03	(0.03)	-	(0.03)	1.00	3.35	73,984	1.05	1.07	3.35
Year ended 08/31/22	1.00	0.00	(0.00)	(0.00)	(0.00)	-	(0.00)	1.00	0.16	42,147	0.35	1.08	0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	74,495	0.10	1.08	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Short-Term Investments Trust

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and
22
Short-Term Investments Trust

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
23
Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the year ended August 31, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$12,065,892
Invesco Government & Agency Portfolio	2,749,265
Invesco Treasury Obligations Portfolio	375,067
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment
24
Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Treasury Portfolio	$1,729,209,101	$1,798,523,091
Invesco Government & Agency Portfolio	3,107,310,968	3,528,423,714
Invesco Treasury Obligations Portfolio	59,731,771	77,226,626

*	Includes short-term capital gain distributions, if any.

25
Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Treasury Portfolio	$1,600,064	$1,774,895	$(1,251,177)	$-	$-	$42,216,562,846	$42,218,686,628
Invesco Government & Agency Portfolio	1,201,895	-	(640,150)	-	(17,783,365)	74,132,069,507	74,114,847,887
Invesco Treasury Obligations Portfolio	49,580	-	(62,124)	(6,603)	(392,314)	1,394,827,416	1,394,415,955
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,487,498,738	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Treasury Portfolio	$1,523,548	$(1,523,548)	$-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
26
Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	3,600,920,937	$3,600,920,937	2,333,007,866	$2,333,007,866
CAVU Securities Class	23,527,993,188	23,527,993,188	22,251,478,516	22,251,478,516
Corporate Class	12,559,534,465	12,559,534,465	12,354,552,252	12,354,552,252
Institutional Class	333,758,063,591	333,758,063,591	250,888,373,402	250,888,373,402
Personal Investment Class	3,205,309,751	3,205,309,751	3,726,713,615	3,726,713,615
Private Investment Class	2,989,527,878	2,989,527,878	2,799,879,705	2,799,879,705
Reserve Class	1,626,871,831	1,626,871,831	2,909,401,364	2,909,401,364
Resource Class	224,786,176	224,786,176	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	20,739,888	20,739,888	12,027,251	12,027,251
CAVU Securities Class	41,764,044	41,764,044	22,198,536	22,198,536
Corporate Class	71,459,329	71,459,329	71,234,826	71,234,826
Institutional Class	557,020,646	557,020,646	517,626,055	517,626,055
Personal Investment Class	14,012,185	14,012,185	21,558,843	21,558,843
Private Investment Class	47,483,117	47,483,117	42,479,974	42,479,974
Reserve Class	20,217,684	20,217,684	27,172,034	27,172,034
Resource Class	1,365,523	1,365,523	2,382,216	2,382,216
Reacquired:
Cash Management Class	(3,316,993,600)	(3,316,993,600)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(22,873,638,052)	(22,873,638,052)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(12,602,738,756)	(12,602,738,756)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(325,038,520,330)	(325,038,520,330)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(3,011,833,833)	(3,011,833,833)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(2,772,544,192)	(2,772,544,192)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(1,588,063,270)	(1,588,063,270)	(3,030,077,608)	(3,030,077,608)
Resource Class	(219,949,501)	(219,949,501)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,842,788,699	$10,842,788,699	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	470,032,296	$470,032,296	663,029,782	$663,029,782
CAVU Securities Class	158,775,398,045	158,775,398,045	127,354,073,926	127,354,073,926
Corporate Class	3,310,631,867	3,310,631,867	1,829,835,886	1,829,835,886
Institutional Class	453,816,449,533	453,816,449,533	605,516,883,360	605,516,883,360
Personal Investment Class	526,917,866	526,917,866	518,971,785	518,971,785
Premier Class	206,585,178,166	206,585,178,166	19,156,568,000	19,156,568,000
Private Investment Class	3,100,283,821	3,100,283,821	3,066,991,198	3,066,991,198
Reserve Class	1,139,461,368	1,139,461,368	1,575,680,738	1,575,680,738
Resource Class	1,437,543,718	1,437,543,718	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	36,452,141	36,452,141	7,700,062	7,700,062
CAVU Securities Class	275,989,363	275,989,363	308,419,873	308,419,873
Corporate Class	8,325,737	8,325,737	11,676,386	11,676,386
Institutional Class	1,006,741,573	1,006,741,573	1,195,586,093	1,195,586,093
Personal Investment Class	3,714,290	3,714,290	3,211,362	3,211,362
Premier Class	18,311,783	18,311,783	5,765	5,765
Private Investment Class	37,230,362	37,230,362	36,498,240	36,498,240
Reserve Class	19,034,296	19,034,296	21,397,617	21,397,617
Resource Class	3,543,555	3,543,555	5,524,706	5,524,706
Reacquired:
Cash Management Class	(314,215,872)	(314,215,872)	(593,556,248)	(593,556,248)
CAVU Securities Class	(156,455,340,377)	(156,455,340,377)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(3,261,606,813)	(3,261,606,813)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(437,436,591,758)	(437,436,591,758)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(515,441,584)	(515,441,584)	(507,481,779)	(507,481,779)
Premier Class	(206,388,132,784)	(206,388,132,784)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(3,329,050,725)	(3,329,050,725)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(1,254,759,242)	(1,254,759,242)	(1,510,137,029)	(1,510,137,029)
Resource Class	(1,396,321,595)	(1,396,321,595)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	20,219,779,030	$20,219,779,030	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,907,777	$6,907,777	2,423,695	$2,423,695
Corporate Class	49	49	-	-
Institutional Class	3,029,288,101	3,029,288,101	2,397,055,403	2,397,055,403
Personal Investment Class	46	46	800	800
Private Investment Class	260,097,860	260,097,860	49,001,788	49,001,788
Reserve Class	327,386,055	327,386,055	395,815,661	395,815,661
Resource Class	18,881,321	18,881,321	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	142,285	142,285	316,891	316,891
Corporate Class	509	509	35,642	35,642
Institutional Class	38,862,850	38,862,850	46,124,263	46,124,263
Personal Investment Class	435	435	536	536
Private Investment Class	3,399,763	3,399,763	1,540,314	1,540,314
Reserve Class	2,303,366	2,303,366	2,043,763	2,043,763
Resource Class	140,147	140,147	200,154	200,154
Reacquired:
Cash Management Class	(5,872,415)	(5,872,415)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(3,182,184,433)	(3,182,184,433)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(202,762,597)	(202,762,597)	(24,844,294)	(24,844,294)
Reserve Class	(358,543,493)	(358,543,493)	(343,033,604)	(343,033,604)
Resource Class	(8,862,043)	(8,862,043)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(70,815,253)	$(70,815,253)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
29
Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Reserve Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights of the Reserve Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
30
Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the
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Short-Term Investments Trust

Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category GR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The
Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet US Treasury & Repo Institutional Category NR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management
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Short-Term Investments Trust

and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
INVESCO GOVERNMENT & AGENCY PORTFOLIO AND INVESCO TREASURY PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in
33
Short-Term Investments Trust

economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
34
Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Treasury Portfolio	98.60%	0.00%	0.00%	0.00%	34.19%
Invesco Government & Agency Portfolio	98.06%	0.00%	0.00%	0.00%	11.40%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	0.00%	100.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Treasury Portfolio	$1,523,548	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
**
The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
35
Short-Term Investments Trust

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
36
Short-Term Investments Trust

SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSR-RSV

Annual Financial Statements and Other Information
August 31, 2025
Resource Class
Short-Term Investments Trust (STIT)
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

2	Schedules of Investments
16	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Approval of Investment Advisory and Sub-Advisory Contracts
35	Tax Information
36	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-33.62%
U.S. Treasury Bills-16.90%(a)
U.S. Treasury Bills	4.11%-4.27%	10/02/2025	$770,000	$767,338,310
U.S. Treasury Bills	4.28%-4.37%	10/30/2025	850,000	844,226,809
U.S. Treasury Bills	4.21%	11/06/2025	500,000	496,182,085
U.S. Treasury Bills	4.23%-4.38%	11/28/2025	550,000	544,440,111
U.S. Treasury Bills	4.10%	12/16/2025	500,000	494,037,500
U.S. Treasury Bills	4.06%	01/02/2026	300,000	295,905,125
U.S. Treasury Bills	4.06%	02/05/2026	900,000	884,378,500
U.S. Treasury Bills	4.05%	02/12/2026	500,000	490,957,220
U.S. Treasury Bills	4.03%	02/19/2026	500,000	490,630,624
U.S. Treasury Bills	4.11%-4.13%	03/19/2026	504,000	492,991,542
U.S. Treasury Bills	4.09%-4.13%	05/14/2026	396,000	384,852,392
U.S. Treasury Bills	4.08%	06/11/2026	200,000	193,804,658
U.S. Treasury Bills	4.08%-4.11%	07/09/2026	780,000	753,452,867
				7,133,197,743
U.S. Treasury Floating Rate Notes-14.58%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	500,000	500,005,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(b)	4.33%	07/31/2026	360,000	360,132,999
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	713,000	713,587,497
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	1,882,000	1,882,141,983
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	1,850,000	1,850,343,667
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	850,000	850,000,002
				6,156,211,602
U.S. Treasury Notes-2.14%
U.S. Treasury Notes	4.88%	05/31/2026	250,000	251,630,388
U.S. Treasury Notes	4.13%	06/15/2026	250,000	250,340,004
U.S. Treasury Notes	4.63%	06/30/2026	200,000	200,680,180
U.S. Treasury Notes	4.38%	07/31/2026	200,000	200,491,802
				903,142,374
Total U.S. Treasury Securities (Cost $14,192,551,719)				14,192,551,719
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-33.62% (Cost $14,192,551,719)				14,192,551,719
			Repurchase Amount
Repurchase Agreements-66.78%(c)
ABN AMRO Bank N.V., agreement dated 08/29/2025, maturing value of $250,120,278 (collateralized by U.S. Treasury obligations valued at $255,000,063; 0.38% - 4.88%; 05/15/2026 - 11/15/2034)	4.33%	09/02/2025	250,120,278	250,000,000
Bank of Nova Scotia, agreement dated 08/29/2025, maturing value of $550,264,611 (collateralized by U.S. Treasury obligations valued at $561,000,014; 0.00% - 5.38%; 10/15/2025 - 05/15/2054)	4.33%	09/02/2025	550,264,611	550,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(d)(e)	4.42%	09/02/2025	$490,240,644	$490,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(d)(e)	4.43%	09/02/2025	1,055,519,294	1,055,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	1,129,237,578	1,090,000,000
BNP Paribas Securities Corp., term agreement dated 07/10/2025, maturing value of $1,400,689,889 (collateralized by U.S. Treasury obligations valued at $1,428,000,016; 0.13% - 4.25%; 02/28/2031 - 04/30/2032)(d)(e)	4.44%	09/02/2025	1,400,689,889	1,400,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(d)(e)	4.44%	09/02/2025	1,000,493,333	1,000,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(d)(e)	4.44%	09/02/2025	550,271,333	550,000,000
BofA Securities, Inc., term agreement dated 07/01/2025, maturing value of $500,242,778 (collateralized by U.S. Treasury obligations valued at $510,000,041; 1.00% - 6.63%; 11/30/2025 - 05/15/2049)(d)	4.37%	09/02/2025	500,242,778	500,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	501,268,750	500,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $259,959,444 (collateralized by U.S. Treasury obligations valued at $255,000,081; 0.00% - 4.75%; 09/04/2025 - 02/15/2055)	3.94%	08/10/2026	259,959,444	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	500,240,556	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	990,476,300	990,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	2,251,082,500	2,250,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	3,926,888,361	3,925,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(f)	4.30%	11/07/2025	198,023,650	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(f)	4.35%	09/04/2025	$500,060,417	$500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(f)	4.30%	10/29/2025	950,113,472	950,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., term agreement dated 08/27/2025, maturing value of $1,400,169,944 (collateralized by U.S. Treasury obligations valued at $1,428,000,027; 0.00% - 4.75%; 10/21/2025 - 08/15/2054)(e)(f)	4.37%	09/03/2025	1,400,169,944	1,400,000,000
Goldman Sachs & Co., agreement dated 08/29/2025, maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,001; 0.00% - 4.50%; 05/15/2033 - 05/15/2044)	4.33%	09/02/2025	1,000,481,111	1,000,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	100,086,924	100,001,756
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	795,589,500	794,912,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/29/2025, maturing value of $942,687,912 (collateralized by U.S. Treasury obligations valued at $960,555,049; 0.00% - 4.75%; 06/30/2030 - 08/15/2054)	4.35%	09/02/2025	942,687,912	942,232,500
RBC Dominion Securities Inc., agreement dated 08/29/2025, maturing value of $500,240,556 (collateralized by U.S. Treasury obligations valued at $510,245,371; 0.00% - 4.75%; 10/02/2025 - 02/15/2055)	4.33%	09/02/2025	500,240,556	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	300,412,450	290,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	306,424,039	295,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	426,615,700	412,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	770,155,000	750,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	1,000,851,667	1,000,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	212,941,425	212,839,026
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	774,692,371	774,311,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	$774,051,049	$773,955,810
Total Repurchase Agreements (Cost $28,193,252,830)				28,193,252,830
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $42,385,804,549)				42,385,804,549
OTHER ASSETS LESS LIABILITIES-(0.40)%				(167,117,921)
NET ASSETS-100.00%				$42,218,686,628
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-20.25%
U.S. Treasury Bills-19.24%(a)
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	$947,000	$943,717,199
U.S. Treasury Bills	4.08%	10/09/2025	625,000	622,369,792
U.S. Treasury Bills	4.19%	10/14/2025	250,000	248,777,625
U.S. Treasury Bills	4.15%	10/16/2025	460,000	457,665,500
U.S. Treasury Bills	4.22%	10/21/2025	1,375,000	1,366,986,927
U.S. Treasury Bills	4.28%	10/30/2025	100,000	99,328,056
U.S. Treasury Bills	4.17%	11/06/2025	525,000	521,022,927
U.S. Treasury Bills	4.21%-4.22%	11/12/2025	1,415,000	1,403,210,200
U.S. Treasury Bills	4.17%-4.19%	11/13/2025	1,075,000	1,065,983,309
U.S. Treasury Bills	4.38%	11/28/2025	800,000	791,806,222
U.S. Treasury Bills	4.17%-4.18%	12/02/2025	450,000	445,263,022
U.S. Treasury Bills	4.15%	12/09/2025	475,000	469,657,438
U.S. Treasury Bills	4.07%	01/02/2026	400,000	394,533,333
U.S. Treasury Bills	4.05%-4.07%	02/05/2026	1,650,000	1,621,371,486
U.S. Treasury Bills	4.00%-4.05%	02/12/2026	1,275,000	1,252,051,844
U.S. Treasury Bills	4.03%	02/19/2026	435,000	426,848,642
U.S. Treasury Bills	4.12%	03/19/2026	370,000	361,910,926
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	1,335,000	1,289,621,990
U.S. Treasury Bills	3.91%	08/06/2026	495,000	477,456,444
				14,259,582,882
U.S. Treasury Floating Rate Notes-0.54%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	400,000	400,092,784
U.S. Treasury Notes-0.47%
U.S. Treasury Notes	4.63%	06/30/2026	350,000	351,961,230
Total U.S. Treasury Securities (Cost $15,011,636,896)				15,011,636,896
U.S. Government Sponsored Agency Securities-14.87%
Federal Farm Credit Bank (FFCB)-8.90%
Federal Farm Credit Bank (SOFR)(b)	4.34%	09/11/2025	30,000	30,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.15%)(b)	4.48%	09/26/2025	112,956	112,959,530
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/03/2025	10,000	10,000,144
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	11/18/2025	20,000	20,001,691
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	11/21/2025	75,000	75,010,759
Federal Farm Credit Bank (SOFR + 0.35%)(b)	4.69%	11/25/2025	60,000	60,036,237
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	242,000	242,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	77,000	77,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.40%	12/02/2025	20,000	20,002,088
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	24,000	24,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	550,000	550,000,000
Federal Farm Credit Bank (SOFR + 0.33%)(b)	4.67%	12/29/2025	20,000	20,013,115
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	170,000	170,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	03/04/2026	286,000	286,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	03/05/2026	28,000	28,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/26/2026	$139,000	$139,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	107,000	107,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	175,000	175,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	192,000	192,019,380
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	456,000	456,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	465,000	465,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	11/02/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	197,000	197,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	186,000	186,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	204,000	204,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	19,000	19,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	687,000	687,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/27/2027	430,000	430,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	520,000	520,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	08/11/2027	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	100,000	100,000,000
				6,597,042,944
Federal Home Loan Bank (FHLB)-5.87%
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.52%	09/02/2025	10,000	10,000,018
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	10/16/2025	22,000	22,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	11/12/2025	7,000	7,000,325
Federal Home Loan Bank (SOFR)(b)	4.34%	11/13/2025	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/17/2025	10,000	10,000,910
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/20/2025	115,000	115,018,103
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	37,000	37,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	258,000	258,000,000
Federal Home Loan Bank (SOFR)(b)	4.34%	12/19/2025	700,000	700,000,000
Federal Home Loan Bank (SOFR + 0.01%)(b)	4.35%	12/19/2025	200,000	200,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	12/19/2025	50,000	49,999,970
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	01/02/2026	8,000	8,000,453
Federal Home Loan Bank (SOFR)(b)	4.34%	01/08/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	350,000	350,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	01/26/2026	150,000	150,000,000
Federal Home Loan Bank(a)	4.03%	02/02/2026	172,000	169,093,678
Federal Home Loan Bank(a)	4.03%	02/05/2026	67,000	65,845,832
Federal Home Loan Bank(a)	4.00%	03/06/2026	475,000	465,404,208
Federal Home Loan Bank (SOFR + 0.25%)(b)	4.59%	03/27/2026	35,000	35,029,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	$34,000	$34,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	193,000	193,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	04/08/2027	450,000	450,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/16/2027	144,000	144,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	205,000	205,000,000
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.46%	07/29/2027	123,000	123,000,000
				4,351,393,489
U.S. International Development Finance Corp. (DFC)-0.10%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2025	263	263,158
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.60%	07/09/2026	5,100	5,100,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	09/15/2026	1,250	1,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.56%	09/15/2026	2,083	2,083,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	11/15/2028	29,545	29,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	05/15/2030	4,862	4,862,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	10/15/2030	4,667	4,666,667
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)	4.50%	03/15/2030	21,375	21,375,000
				69,145,613
Total U.S. Government Sponsored Agency Securities (Cost $11,017,582,046)				11,017,582,046
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.73%
Federal Home Loan Mortgage Corp. (FHLMC)-2.36%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	296,000	296,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/23/2026	263,625	263,628,100
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	82,000	82,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	586,000	586,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	06/16/2027	265,000	264,928,875
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(b)	4.46%	08/11/2027	250,000	250,000,000
				1,749,556,975
Federal National Mortgage Association (FNMA)-2.37%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	170,000	170,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	403,000	403,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	143,000	143,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	10/23/2026	103,000	103,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	11/20/2026	105,000	105,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	$831,250	$831,250,000
				1,755,250,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,504,806,975)				3,504,806,975
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-39.85% (Cost $29,534,025,917)				29,534,025,917
			Repurchase Amount
Repurchase Agreements-58.92%(d)
Banco Santander, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,491,867; 0.00% - 9.00%; 10/14/2025 - 08/01/2056)	4.34%	09/02/2025	450,217,000	450,000,000
Bank of Nova Scotia, joint agreement dated 08/29/2025, aggregate maturing value of $1,200,578,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,051; 0.38% - 6.50%; 09/30/2025 - 07/01/2055)	4.34%	09/02/2025	600,289,333	600,000,000
BMO Capital Markets Corp., joint agreement dated 08/29/2025, aggregate maturing value of $1,500,723,333 (collateralized by agency mortgage- backed securities valued at $1,530,000,000; 0.13% - 6.50%; 02/15/2026 - 08/20/2065)	4.34%	09/02/2025	1,000,482,222	1,000,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage- backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(e)	4.38%	10/03/2025	954,045,417	950,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,687,555 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(e)(f)	4.42%	09/02/2025	650,319,222	650,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(e)(f)	4.44%	09/02/2025	1,400,690,667	1,400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,444 (collateralized by U.S. Treasury obligations valued at $2,040,000,070; 0.13% - 6.38%; 06/30/2026 - 07/15/2030)(e)(f)	4.43%	09/02/2025	945,465,150	945,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,984,445 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(e)(f)	4.43%	09/02/2025	1,195,588,206	1,195,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(e)	3.88%	07/20/2026	2,175,595,333	2,100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $100,047,222 (collateralized by U.S. Treasury obligations valued at $102,000,003; 0.13% - 2.00%; 02/15/2050 - 02/15/2052)	4.25%	09/02/2025	100,047,222	100,000,000
BofA Securities, Inc., agreement dated 08/29/2025, maturing value of $250,120,556 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.71% - 5.65%; 03/25/2036 - 12/20/2068)	4.34%	09/02/2025	250,120,556	250,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,980,000 (collateralized by agency mortgage- backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(e)(f)	4.41%	09/02/2025	$1,362,667,380	$1,362,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,490,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(e)(f)	4.41%	09/02/2025	681,333,690	681,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,143; 2.00% - 4.75%; 01/15/2026 - 08/15/2055)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(e)(f)	4.44%	09/02/2025	750,370,000	750,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,495,556 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(e)(f)	4.46%	09/02/2025	680,336,978	680,000,000
CIBC World Markets Corp., joint term agreement dated 08/18/2025, aggregate maturing value of $1,679,250,313 (collateralized by U.S. Treasury obligations valued at $1,708,500,016; 0.00% - 4.88%; 09/04/2025 - 05/15/2055)(e)	4.35%	09/08/2025	1,177,981,563	1,175,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/29/2025, aggregate maturing value of $1,000,481,111 (collateralized by U.S. Treasury obligations valued at $1,020,119,984; 0.13% - 6.25%; 04/30/2030 - 07/31/2030)	4.33%	09/02/2025	750,360,833	750,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	141,608,444	140,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $500,424,861 (collateralized by agency mortgage-backed securities valued at $510,000,000; 0.13% - 7.00%; 06/25/2033 - 11/16/2066)(e)	4.37%	09/03/2025	250,212,431	250,000,000
Citigroup Global Markets, Inc., term agreement dated 08/08/2025, maturing value of $260,010,000 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.50% - 7.00%; 02/25/2037 - 09/15/2060)	3.96%	08/10/2026	260,010,000	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	650,312,722	650,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	2,451,178,722	2,450,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	1,725,829,917	1,725,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,289; 0.13% - 4.50%; 08/15/2031 - 01/15/2032)	4.33%	09/02/2025	2,000,962,222	2,000,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., agreement dated 08/29/2025, maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,080,000,001; 0.00% - 4.75%; 09/30/2025 - 08/15/2054)	4.33%	09/02/2025	$4,001,924,444	$4,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(g)	4.30%	11/07/2025	365,043,597	365,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/28/2025, aggregate maturing value of $1,000,120,834 (collateralized by U.S. Treasury obligations valued at $1,019,999,959; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)(e)(g)	4.35%	09/04/2025	500,060,417	500,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(g)	4.30%	10/29/2025	735,087,792	735,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(f)(h)	4.38%	09/02/2025	888,451,008	885,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.38%	09/03/2025	170,145,384	170,000,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.38%	09/03/2025	721,989,371	721,375,000
Natixis, joint term agreement dated 08/29/2025, aggregate maturing value of $750,634,375 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,000; 0.00% - 7.00%; 10/09/2025 - 09/01/2055)(e)	4.35%	09/05/2025	450,380,625	450,000,000
Prudential Insurance Co. of America, agreement dated 08/29/2025, maturing value of $908,747,766 (collateralized by U.S. Treasury obligations valued at $925,672,206; 0.00% - 4.63%; 07/31/2026 - 08/15/2052)	4.35%	09/02/2025	908,747,766	908,308,750
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.87%	07/27/2026	510,701,165	493,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(e)	3.83%	08/26/2026	515,207,876	496,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(e)	3.87%	07/24/2026	722,761,550	698,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(e)	4.17%	10/31/2025	390,211,867	380,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(e)	4.20%	09/30/2025	1,159,568,850	1,133,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $511,725,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $520,293,709; 0.75% - 5.50%; 01/15/2026 - 03/20/2065)(e)	4.20%	09/30/2025	173,986,500	170,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(e)	4.37%	09/02/2025	$220,213,644	$220,000,000
Societe Generale, joint term agreement dated 08/26/2025, aggregate maturing value of $1,501,277,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,075; 2.88% - 4.50%; 03/15/2027 - 12/31/2031)(e)	4.38%	09/02/2025	300,255,500	300,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	1,010,487,044	1,010,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $4,001,924,444 (collateralized by U.S. Treasury obligations valued at $4,081,962,968; 0.00% - 4.88%; 10/02/2025 - 02/15/2054)	4.33%	09/02/2025	1,073,028,552	1,072,512,554
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage- backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	1,758,596,849	1,757,749,223
Teacher Retirement System of Texas, joint agreement dated 08/28/2025, aggregate maturing value of $1,524,908,606 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/02/2025	750,216,234	749,847,143
Teacher Retirement System of Texas, joint agreement dated 08/29/2025, aggregate maturing value of $1,523,344,671 (collateralized by U.S. Treasury obligations valued at $1,599,315,100; 1.88% - 4.25%; 11/15/2044 - 02/15/2054)	4.43%	09/03/2025	749,293,622	749,201,428
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage- backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	1,213,316,333	1,200,000,000
Wells Fargo Securities, LLC, joint term agreement dated 08/26/2025, aggregate maturing value of $869,137,500 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $877,200,001; 0.00% - 8.00%; 09/08/2025 - 08/01/2055)	4.25%	11/24/2025	757,968,750	750,000,000
Wells Fargo Securities, LLC, term agreement dated 08/27/2025, maturing value of $500,425,833 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 7.50%; 09/01/2028 - 09/01/2055)(e)	4.38%	09/03/2025	500,425,833	500,000,000
Total Repurchase Agreements (Cost $43,666,994,698)				43,666,994,698
TOTAL INVESTMENTS IN SECURITIES(i)-98.77% (Cost $73,201,020,615)				73,201,020,615
OTHER ASSETS LESS LIABILITIES-1.23%				913,827,272
NET ASSETS-100.00%				$74,114,847,887
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Government & Agency Portfolio—(continued)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments
August 31, 2025
Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-106.67%
U.S. Treasury Bills-92.82%(a)
U.S. Treasury Bills	4.25%-4.30%	09/02/2025	$46,250	$46,244,518
U.S. Treasury Bills	4.26%-4.28%	09/04/2025	50,670	50,652,022
U.S. Treasury Bills	4.30%-4.31%	09/09/2025	86,700	86,617,218
U.S. Treasury Bills	4.29%	09/11/2025	70,000	69,916,988
U.S. Treasury Bills	4.28%-4.30%	09/16/2025	92,130	91,965,944
U.S. Treasury Bills	4.32%	09/18/2025	31,000	30,937,053
U.S. Treasury Bills	4.28%-4.29%	09/23/2025	118,000	117,692,387
U.S. Treasury Bills	4.26%	09/25/2025	27,000	26,923,635
U.S. Treasury Bills	4.32%	09/30/2025	116,000	115,608,787
U.S. Treasury Bills	4.16%-4.28%	10/02/2025	50,000	49,820,748
U.S. Treasury Bills	4.24%-4.28%	10/07/2025	76,250	75,928,209
U.S. Treasury Bills	4.23%-4.31%	10/09/2025	73,000	72,674,245
U.S. Treasury Bills	4.28%	10/14/2025	44,000	43,778,305
U.S. Treasury Bills	4.15%-4.18%	10/16/2025	22,550	22,434,721
U.S. Treasury Bills	4.23%-4.29%	10/21/2025	79,000	78,537,299
U.S. Treasury Bills	4.26%	10/28/2025	63,000	62,589,156
U.S. Treasury Bills	4.15%	10/30/2025	14,000	13,906,846
U.S. Treasury Bills	4.17%-4.21%	11/06/2025	35,000	34,734,877
U.S. Treasury Bills	4.22%	11/20/2025	14,000	13,871,387
U.S. Treasury Bills	4.29%	11/25/2025	14,000	13,860,258
U.S. Treasury Bills	4.18%	12/02/2025	12,000	11,873,423
U.S. Treasury Bills	4.22%	12/04/2025	14,000	13,848,751
U.S. Treasury Bills	4.16%	12/09/2025	35,000	34,604,894
U.S. Treasury Bills	4.10%	12/16/2025	24,000	23,713,800
U.S. Treasury Bills	4.06%	02/05/2026	16,500	16,213,606
U.S. Treasury Bills	4.05%	02/12/2026	14,000	13,746,802
U.S. Treasury Bills	3.99%	02/26/2026	13,000	12,748,545
U.S. Treasury Bills	4.09%	04/16/2026	9,000	8,776,405
U.S. Treasury Bills	4.09%-4.12%	06/11/2026	11,000	10,657,311
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	18,500	17,870,463
U.S. Treasury Bills	3.89%-3.92%	08/06/2026	12,000	11,574,790
				1,294,323,393
U.S. Treasury Floating Rate Notes-10.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	4.29%	04/30/2026	25,000	25,000,468
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%)(b)	4.35%	10/31/2026	16,000	16,012,758
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	4.24%	01/31/2027	44,000	44,002,044
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	35,000	35,005,884
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	07/31/2027	22,000	21,989,614
				142,010,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Schedule of Investments—(continued)
August 31, 2025
Invesco Treasury Obligations Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-3.67%
U.S. Treasury Notes	0.25%	09/30/2025	$25,000	$24,921,135
U.S. Treasury Notes	0.75%	04/30/2026	2,000	1,958,114
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,002,135
U.S. Treasury Notes	4.63%	06/30/2026	15,200	15,261,509
U.S. Treasury Notes	4.50%	07/15/2026	3,000	3,015,081
				51,157,974
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $1,487,492,135)				1,487,492,135
OTHER ASSETS LESS LIABILITIES-(6.67)%				(93,076,180)
NET ASSETS-100.00%				$1,394,415,955
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statement of Assets and Liabilities
August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Assets:
Investments in unaffiliated securities, at value	$14,192,551,719	$29,534,025,917	$1,487,492,135
Repurchase agreements, at value and cost	28,193,252,830	43,666,994,698	-
Cash	601,852,219	2,286,519,843	60,421
Receivable for:
Fund shares sold	16,194,845	16,266,419	250,000
Interest	93,370,311	240,037,393	770,135
Fund expenses absorbed	1,239,145	52,463	39,632
Investment for trustee deferred compensation and retirement plans	2,135,649	972,871	104,094
Other assets	14,259	-	60,400
Total assets	43,100,610,977	75,744,869,604	1,488,776,817
Liabilities:
Payable for:
Investments purchased	773,955,809	1,471,402,554	92,573,393
Fund shares reacquired	5,211,936	4,881,202	-
Dividends	90,756,740	140,833,640	1,306,395
Accrued fees to affiliates	9,686,436	11,686,472	316,825
Accrued trustees’ and officers’ fees and benefits	49,368	86,588	4,548
Accrued operating expenses	5,707	31,972	49,333
Trustee deferred compensation and retirement plans	2,258,353	1,099,289	110,368
Total liabilities	881,924,349	1,630,021,717	94,360,862
Net assets applicable to shares outstanding	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net assets consist of:
Shares of beneficial interest	$42,216,562,846	$74,132,069,507	$1,394,827,416
Distributable earnings (loss)	2,123,782	(17,221,620)	(411,461)
	$42,218,686,628	$74,114,847,887	$1,394,415,955
Net Assets:
Cash Management Class	$757,752,974	$905,162,496	$3,212,409
CAVU Securities Class	$2,171,964,591	$10,635,789,736	$-
Corporate Class	$1,738,449,879	$310,836,105	$12,107
Institutional Class	$34,146,255,451	$59,099,671,846	$1,169,058,788
Personal Investment Class	$1,248,784,315	$116,601,644	$11,622
Premier Class	$-	$1,286,922,242	$-
Private Investment Class	$1,538,728,637	$1,156,961,046	$110,468,511
Reserve Class	$581,764,868	$432,936,686	$99,950,837
Resource Class	$34,985,913	$169,966,086	$11,701,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)
August 31, 2025
	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Cash Management Class	757,683,244	905,366,520	3,213,229
CAVU Securities Class	2,171,699,686	10,638,937,276	-
Corporate Class	1,738,266,041	310,908,158	12,109
Institutional Class	34,142,378,215	59,112,601,079	1,169,355,780
Personal Investment Class	1,248,659,279	116,628,911	11,625
Premier Class	-	1,287,221,800	-
Private Investment Class	1,538,575,761	1,157,235,946	110,496,693
Reserve Class	581,707,767	433,048,929	99,976,388
Resource Class	34,982,605	170,007,599	11,704,665
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00
Cost of Investments	$42,385,804,549	$73,201,020,615	$1,487,492,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2025

	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
Investment income:
Interest	$1,818,513,428	$3,231,099,818	$63,611,059
Expenses:
Advisory fees	60,245,646	70,913,931	1,782,149
Administrative services fees	17,873,892	31,548,700	632,410
Custodian fees	915,705	3,358,177	16,145
Distribution fees:
Cash Management Class	481,110	711,174	2,725
Corporate Class	507,737	127,826	4
Personal Investment Class	6,580,773	578,036	62
Private Investment Class	4,354,902	3,800,351	226,129
Reserve Class	5,016,114	4,655,225	1,111,416
Resource Class	51,927	236,357	5,540
Transfer agent fees	3,615,083	6,382,938	126,650
Trustees’ and officers’ fees and benefits	267,249	859,415	36,611
Registration and filing fees	531,020	717,187	133,670
Reports to shareholders	101,761	78,960	19,432
Professional services fees	250,133	621,141	60,731
Other	577,167	1,948,697	100,681
Total expenses	101,370,219	126,538,115	4,254,355
Less: Fees waived and expenses reimbursed	(12,065,892)	(2,749,265)	(375,067)
Net expenses	89,304,327	123,788,850	3,879,288
Net investment income	1,729,209,101	3,107,310,968	59,731,771
Net realized gain from unaffiliated investment securities	3,298,443	3,328,175	64,434
Net increase in net assets resulting from operations	$1,732,507,544	$3,110,639,143	$59,796,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2025 and 2024

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2025	2024	2025	2024
Operations:
Net investment income	$1,729,209,101	$1,798,523,091	$3,107,310,968	$3,528,423,714

Net realized gain	3,298,443	588,216	3,328,175	5,590,379

Net increase in net assets resulting from operations	1,732,507,544	1,799,111,307	3,110,639,143	3,534,014,093

Distributions to shareholders from distributable earnings:
Cash Management Class	(25,687,348)	(20,301,185)	(38,553,827)	(28,249,324)

CAVU Securities Class	(78,450,559)	(64,820,637)	(481,042,396)	(524,316,880)

Corporate Class	(73,363,468)	(87,424,956)	(18,642,367)	(20,482,672)

Institutional Class	(1,425,453,369)	(1,491,466,650)	(2,408,226,681)	(2,850,941,667)

Personal Investment Class	(45,654,427)	(45,434,838)	(4,062,030)	(3,967,725)

Premier Class	-	-	(79,205,504)	(5,919,550)

Private Investment Class	(59,014,660)	(58,364,064)	(52,276,712)	(63,152,533)

Reserve Class	(20,217,684)	(28,547,353)	(19,034,296)	(22,679,822)

Resource Class	(1,367,586)	(2,163,408)	(6,267,155)	(8,713,541)

Total distributions from distributable earnings	(1,729,209,101)	(1,798,523,091)	(3,107,310,968)	(3,528,423,714)

Share transactions-net:
Cash Management Class	304,667,225	274,262,107	192,268,565	77,173,596

CAVU Securities Class	696,119,180	209,970,253	2,596,047,031	(4,720,514,007)

Corporate Class	28,255,038	147,046,591	57,350,791	(42,052,014)

Institutional Class	9,276,563,907	(3,968,533,305)	17,386,599,348	(23,954,606,903)

Personal Investment Class	207,488,103	193,522,167	15,190,572	14,701,368

Premier Class	-	-	215,357,165	1,071,864,635

Private Investment Class	264,466,803	187,049,599	(191,536,542)	376,265,090

Reserve Class	59,026,245	(93,504,210)	(96,263,578)	86,941,326

Resource Class	6,202,198	(62,351,419)	44,765,678	(40,729,025)

Net increase (decrease) in net assets resulting from share transactions	10,842,788,699	(3,112,538,217)	20,219,779,030	(27,130,955,934)

Net increase (decrease) in net assets	10,846,087,142	(3,111,950,001)	20,223,107,205	(27,125,365,555)

Net assets:
Beginning of year	31,372,599,486	34,484,549,487	53,891,740,682	81,017,106,237

End of year	$42,218,686,628	$31,372,599,486	$74,114,847,887	$53,891,740,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2025 and 2024

	Invesco Treasury Obligations Portfolio
	2025	2024
Operations:
Net investment income	$59,731,771	$77,226,626

Net realized gain	64,434	17,841

Net increase in net assets resulting from operations	59,796,205	77,244,467

Distributions to shareholders from distributable earnings:
Cash Management Class	(142,285)	(295,678)

Corporate Class	(509)	(31,523)

Institutional Class	(51,367,259)	(69,995,123)

Personal Investment Class	(435)	(541)

Private Investment Class	(3,657,529)	(1,796,244)

Reserve Class	(4,423,607)	(4,886,532)

Resource Class	(140,147)	(220,985)

Total distributions from distributable earnings	(59,731,771)	(77,226,626)

Share transactions-net:
Cash Management Class	1,177,647	(8,328,333)

Corporate Class	558	(2,766,908)

Institutional Class	(114,033,482)	(200,148,453)

Personal Investment Class	(355)	1,336

Private Investment Class	60,735,026	25,697,808

Reserve Class	(28,854,072)	54,825,820

Resource Class	10,159,425	(4,698,869)

Net increase (decrease) in net assets resulting from share transactions	(70,815,253)	(135,417,599)

Net increase (decrease) in net assets	(70,750,819)	(135,399,758)

Net assets:
Beginning of year	1,465,166,774	1,600,566,532

End of year	$1,394,415,955	$1,465,166,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Treasury Portfolio
Year ended 08/31/25	$1.00	$0.04	$0.00	$0.04	$(0.04)	$-	$(0.04)	$1.00	4.30%	$34,986	0.34%	0.37%	4.19%
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.20	28,781	0.34	0.37	5.08
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.21	91,130	0.34	0.38	4.22
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.39	77,390	0.20	0.37	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	53,210	0.10	0.37	0.01
Invesco Government & Agency Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.34	169,966	0.32	0.32	4.24
Year ended 08/31/24	1.00	0.05	(0.00)	0.05	(0.05)	-	(0.05)	1.00	5.21	125,186	0.32	0.32	5.06
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.22	165,918	0.32	0.32	4.23
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.43	135,003	0.20	0.32	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	117,902	0.08	0.32	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.25	11,702	0.34	0.37	4.18
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	-	(0.05)	1.00	5.15	1,545	0.34	0.37	5.03
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	(0.04)	1.00	4.08	6,242	0.34	0.36	4.06
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.36	98	0.21	0.37	0.37
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	98	0.10	0.37	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

Notes to Financial Statements
August 31, 2025
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.
Invesco Treasury Portfolio currently offers eight different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Government & Agency Portfolio currently offers nine different classes of shares: Cash Management Class, Corporate Class, CAVU Securities Class, Institutional Class, Personal Investment Class, Premier Class, Private Investment Class, Reserve Class and Resource Class. Invesco Treasury Obligations Portfolio currently offers seven different classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and

Short-Term Investments Trust

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses attributable to CAVU Securities Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Short-Term Investments Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
For the year ended August 31, 2025, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for each Fund’s shares through at least December 31, 2025 as shown in the following table (the “expense limits”):
	Cash Management Class	CAVU Securities Class	Corporate Class	Institutional Class	Personal Investment Class	Premier Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	–	0.48%	1.05%	0.34%
Invesco Government & Agency Portfolio	0.26%	0.18%	0.21%	0.18%	0.73%	0.12%	0.48%	1.05%	0.34%
Invesco Treasury Obligations Portfolio	0.26%	–	0.21%	0.18%	0.73%	–	0.43%	1.05%	0.34%
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2025 for each Fund’s shares. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended August 31, 2025, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Treasury Portfolio	$12,065,892
Invesco Government & Agency Portfolio	2,749,265
Invesco Treasury Obligations Portfolio	375,067
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2025, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between Invesco Distributors, Inc. ("IDI") and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment

Short-Term Investments Trust

Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Cash Management Class	Corporate Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Invesco Treasury Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Government & Agency Portfolio	0.08%	0.03%	0.55%	0.30%	0.87%	0.16%
Invesco Treasury Obligations Portfolio	0.08%	0.03%	0.55%	0.25%	0.87%	0.16%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Invesco Treasury Portfolio	$1,729,209,101	$1,798,523,091
Invesco Government & Agency Portfolio	3,107,310,968	3,528,423,714
Invesco Treasury Obligations Portfolio	59,731,771	77,226,626

*	Includes short-term capital gain distributions, if any.

Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Treasury Portfolio	$1,600,064	$1,774,895	$(1,251,177)	$-	$-	$42,216,562,846	$42,218,686,628
Invesco Government & Agency Portfolio	1,201,895	-	(640,150)	-	(17,783,365)	74,132,069,507	74,114,847,887
Invesco Treasury Obligations Portfolio	49,580	-	(62,124)	(6,603)	(392,314)	1,394,827,416	1,394,415,955
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2025, as follows:
Fund	Short-Term	Long-Term
	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Government & Agency Portfolio	$17,783,365	$-	$17,783,365
Invesco Treasury Obligations Portfolio	372,075	20,239	392,314

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2025
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Treasury Obligations Portfolio	$1,487,498,738	$-	$(6,603)	$(6,603)
*
For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments is the same for tax and financial reporting purposes.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on August 31, 2025, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Treasury Portfolio	$1,523,548	$(1,523,548)	$-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-

Short-Term Investments Trust

Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	3,600,920,937	$3,600,920,937	2,333,007,866	$2,333,007,866
CAVU Securities Class	23,527,993,188	23,527,993,188	22,251,478,516	22,251,478,516
Corporate Class	12,559,534,465	12,559,534,465	12,354,552,252	12,354,552,252
Institutional Class	333,758,063,591	333,758,063,591	250,888,373,402	250,888,373,402
Personal Investment Class	3,205,309,751	3,205,309,751	3,726,713,615	3,726,713,615
Private Investment Class	2,989,527,878	2,989,527,878	2,799,879,705	2,799,879,705
Reserve Class	1,626,871,831	1,626,871,831	2,909,401,364	2,909,401,364
Resource Class	224,786,176	224,786,176	236,811,098	236,811,098
Issued as reinvestment of dividends:
Cash Management Class	20,739,888	20,739,888	12,027,251	12,027,251
CAVU Securities Class	41,764,044	41,764,044	22,198,536	22,198,536
Corporate Class	71,459,329	71,459,329	71,234,826	71,234,826
Institutional Class	557,020,646	557,020,646	517,626,055	517,626,055
Personal Investment Class	14,012,185	14,012,185	21,558,843	21,558,843
Private Investment Class	47,483,117	47,483,117	42,479,974	42,479,974
Reserve Class	20,217,684	20,217,684	27,172,034	27,172,034
Resource Class	1,365,523	1,365,523	2,382,216	2,382,216
Reacquired:
Cash Management Class	(3,316,993,600)	(3,316,993,600)	(2,070,773,010)	(2,070,773,010)
CAVU Securities Class	(22,873,638,052)	(22,873,638,052)	(22,063,706,799)	(22,063,706,799)
Corporate Class	(12,602,738,756)	(12,602,738,756)	(12,278,740,487)	(12,278,740,487)
Institutional Class	(325,038,520,330)	(325,038,520,330)	(255,374,532,762)	(255,374,532,762)
Personal Investment Class	(3,011,833,833)	(3,011,833,833)	(3,554,750,291)	(3,554,750,291)
Private Investment Class	(2,772,544,192)	(2,772,544,192)	(2,655,310,080)	(2,655,310,080)
Reserve Class	(1,588,063,270)	(1,588,063,270)	(3,030,077,608)	(3,030,077,608)
Resource Class	(219,949,501)	(219,949,501)	(301,544,733)	(301,544,733)
Net increase (decrease) in share activity	10,842,788,699	$10,842,788,699	(3,112,538,217)	$(3,112,538,217)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	470,032,296	$470,032,296	663,029,782	$663,029,782
CAVU Securities Class	158,775,398,045	158,775,398,045	127,354,073,926	127,354,073,926
Corporate Class	3,310,631,867	3,310,631,867	1,829,835,886	1,829,835,886
Institutional Class	453,816,449,533	453,816,449,533	605,516,883,360	605,516,883,360
Personal Investment Class	526,917,866	526,917,866	518,971,785	518,971,785
Premier Class	206,585,178,166	206,585,178,166	19,156,568,000	19,156,568,000
Private Investment Class	3,100,283,821	3,100,283,821	3,066,991,198	3,066,991,198
Reserve Class	1,139,461,368	1,139,461,368	1,575,680,738	1,575,680,738
Resource Class	1,437,543,718	1,437,543,718	1,550,521,178	1,550,521,178
Issued as reinvestment of dividends:
Cash Management Class	36,452,141	36,452,141	7,700,062	7,700,062
CAVU Securities Class	275,989,363	275,989,363	308,419,873	308,419,873
Corporate Class	8,325,737	8,325,737	11,676,386	11,676,386
Institutional Class	1,006,741,573	1,006,741,573	1,195,586,093	1,195,586,093
Personal Investment Class	3,714,290	3,714,290	3,211,362	3,211,362
Premier Class	18,311,783	18,311,783	5,765	5,765
Private Investment Class	37,230,362	37,230,362	36,498,240	36,498,240
Reserve Class	19,034,296	19,034,296	21,397,617	21,397,617
Resource Class	3,543,555	3,543,555	5,524,706	5,524,706
Reacquired:
Cash Management Class	(314,215,872)	(314,215,872)	(593,556,248)	(593,556,248)
CAVU Securities Class	(156,455,340,377)	(156,455,340,377)	(132,383,007,806)	(132,383,007,806)
Corporate Class	(3,261,606,813)	(3,261,606,813)	(1,883,564,286)	(1,883,564,286)
Institutional Class	(437,436,591,758)	(437,436,591,758)	(630,667,076,356)	(630,667,076,356)
Personal Investment Class	(515,441,584)	(515,441,584)	(507,481,779)	(507,481,779)
Premier Class	(206,388,132,784)	(206,388,132,784)	(18,084,709,130)	(18,084,709,130)
Private Investment Class	(3,329,050,725)	(3,329,050,725)	(2,727,224,348)	(2,727,224,348)
Reserve Class	(1,254,759,242)	(1,254,759,242)	(1,510,137,029)	(1,510,137,029)
Resource Class	(1,396,321,595)	(1,396,321,595)	(1,596,774,909)	(1,596,774,909)
Net increase (decrease) in share activity	20,219,779,030	$20,219,779,030	(27,130,955,934)	$(27,130,955,934)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2025(a)		2024
	Shares	Amount	Shares	Amount
Sold:
Cash Management Class	6,907,777	$6,907,777	2,423,695	$2,423,695
Corporate Class	49	49	-	-
Institutional Class	3,029,288,101	3,029,288,101	2,397,055,403	2,397,055,403
Personal Investment Class	46	46	800	800
Private Investment Class	260,097,860	260,097,860	49,001,788	49,001,788
Reserve Class	327,386,055	327,386,055	395,815,661	395,815,661
Resource Class	18,881,321	18,881,321	83,785,384	83,785,384
Issued as reinvestment of dividends:
Cash Management Class	142,285	142,285	316,891	316,891
Corporate Class	509	509	35,642	35,642
Institutional Class	38,862,850	38,862,850	46,124,263	46,124,263
Personal Investment Class	435	435	536	536
Private Investment Class	3,399,763	3,399,763	1,540,314	1,540,314
Reserve Class	2,303,366	2,303,366	2,043,763	2,043,763
Resource Class	140,147	140,147	200,154	200,154
Reacquired:
Cash Management Class	(5,872,415)	(5,872,415)	(11,068,919)	(11,068,919)
Corporate Class	-	-	(2,802,550)	(2,802,550)
Institutional Class	(3,182,184,433)	(3,182,184,433)	(2,643,328,119)	(2,643,328,119)
Personal Investment Class	(836)	(836)	-	-
Private Investment Class	(202,762,597)	(202,762,597)	(24,844,294)	(24,844,294)
Reserve Class	(358,543,493)	(358,543,493)	(343,033,604)	(343,033,604)
Resource Class	(8,862,043)	(8,862,043)	(88,684,407)	(88,684,407)
Net increase (decrease) in share activity	(70,815,253)	$(70,815,253)	(135,417,599)	$(135,417,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights of the Resource Class for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights of the Resource Class for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Houston, Texas
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the

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Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category GR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The
Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
INVESCO TREASURY PORTFOLIO
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the iMoneyNet US Treasury & Repo Institutional Category NR (Index).  The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
INVESCO GOVERNMENT & AGENCY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management

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and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
INVESCO TREASURY PORTFOLIO
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Institutional Class shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
INVESCO GOVERNMENT & AGENCY PORTFOLIO AND INVESCO TREASURY PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
INVESCO TREASURY OBLIGATIONS PORTFOLIO
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in

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economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

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Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2025:
Federal and State Income Tax
	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Treasury Portfolio	98.60%	0.00%	0.00%	0.00%	34.19%
Invesco Government & Agency Portfolio	98.06%	0.00%	0.00%	0.00%	11.40%
Invesco Treasury Obligations Portfolio	100.00%	0.00%	0.00%	0.00%	100.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.
Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Treasury Portfolio	$1,523,548	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
**
The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

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SEC file numbers: 811-02729 and 002-58287
Invesco Distributors, Inc.
CM-STIT-NCSR-RSC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Short Term Investments Trust

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 7, 2025

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: November 7, 2025